UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2007

TABLE OF CONTENTS

Item 1. Schedule of Investments.
POI-Institutional Money Market Fund
POI-Liquidity Money Market Fund
POI-Munder Asset Allocation Fund — Balanced
POI-Munder Bond Fund
POI-Munder Cash Investment Fund
POI-Munder Energy Fund
POI-Munder Index 500 Fund
POI-Munder Intermediate Bond Fund
POI-Munder International Bond Fund
POI-Munder International Equity Fund
POI-Munder Internet Fund
POI-Munder Large-Cap Core Growth Fund
POI-Munder Large-Cap Value Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Real Estate Equity Investment Fund
POI-Munder S&P MidCap Index Equity Fund
POI-Munder S&P SmallCap Index Equity Fund
POI-Munder Small-Cap Value Fund
POI-Munder Small-Mid Cap Fund
POI-Munder Tax-Free Money Market Fund
POI-Munder Tax-Free Short & Intermediate Bond Fund
POI-Munder Technology Fund
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Certifications
Item 1. Schedule of Investments.

Institutional Money Market Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Principal
Amount		Value(b),(l)

ASSET-BACKED SECURITY — 0.3%
(Cost $4,025,144)
$4,025,144	USAA Auto Owner Trust, Series 2006-4, Class A1, 5.340% due 12/13/2007	$4,025,144

CERTIFICATES OF DEPOSIT — 6.3%
25,000,000	Bank of Tokyo-Mitsubishi Limited, YNK, 5.280% due 04/10/2007	25,000,000
25,000,000	Marshall & Ilsley Bank, 5.295% due 05/10/2007	25,000,000
25,000,000	Rabobank Nederland, YNK, 5.280% due 04/16/2007	25,000,000
25,000,000	Washington Mutual, Inc., 5.320% due 04/16/2007	25,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $100,000,000)		100,000,000

COMMERCIAL PAPER — 64.0%
25,000,000	Amsterdam Funding Corporation, 5.250% due 04/18/2007 (d)	24,938,021
25,000,000	Bank of Ireland, YNK, 5.260% due 04/17/2007 (e)	25,000,000
25,000,000	Barton Capital LLC, 5.260% due 04/09/2007 (d)	24,970,778
25,000,000	Bryant Park Funding LLC, 5.250% due 04/26/2007 (d)	24,908,854
25,000,000	CAFCO LLC, 5.240% due 04/02/2007 (d)	24,996,361
25,000,000	Calyon North America, Inc., YNK, 5.200% due 06/06/2007 (d)	24,761,667
25,000,000	CHARTA LLC, 5.270% due 05/02/2007 (d)	24,886,549
25,000,000	CIT Group Inc., 5.190% due 07/19/2007 (d)	24,607,146
25,000,000	CRC Funding LLC, 5.260% due 05/01/2007 (d)	24,890,417
25,000,000	Crown Point Capital Company, 5.260% due 04/16/2007 (d)	24,945,208
25,000,000	DaimlerChrysler NA Holding Corporation, 5.240% due 05/10/2007 (d)	24,858,083
25,000,000	Falcon Asset Securitization Co. LLC, 5.240% due 05/16/2007 (d)	24,836,250

1

25,000,000	Fcar Owner Trust, Series II, 5.240% due 06/14/2007 (d)	24,730,722
20,000,000	Galaxy Funding, Inc., 5.230% due 06/18/2007 (d)	19,773,367
25,000,000	Gotham Funding Corporation, 5.280% due 04/16/2007 (d)	24,945,000
25,000,000	Grampian Funding LLC, 5.205% due 07/16/2007 (d)	24,616,854
25,000,000	Greenwich Capital Holdings, 5.280% due 06/15/2007 (e)	25,000,000
25,000,000	Greyhawk Funding LLC, 5.260% due 04/27/2007 (d)	24,905,028
25,000,000	HSBC Finance, 5.195% due 08/06/2007 (d)	24,541,830
25,000,000	Intesa Funding LLC, 5.370% due 04/02/2007 (d)	24,996,271
25,000,000	Jupiter Securitization Corporation, 5.250% due 04/10/2007 (d)	24,967,188
25,000,000	Kittyhawk Funding, 5.270% due 04/16/2007 (d)	24,945,104
25,000,000	Liberty Street Funding Corporation, 5.260% due 05/03/2007 (d)	24,883,111
20,000,000	Macquarie Bank Limited, YNK, 5.300% due 07/12/2007 (e)	20,000,000
25,000,000	Mane Funding Corporation, 5.225% due 06/18/2007 (d)	24,716,979
30,000,000	Mont Blanc Capital Corporation, 5.240% due 04/25/2007 (d)	29,895,200
	New Center Asset Trust:
25,000,000	5.210% due 07/10/2007 (d)	24,638,194
30,000,000	5.390% due 04/02/2007 (d)	29,995,508
25,000,000	Old Line Funding LLC, 5.260% due 05/04/2007 (d)	24,879,458
25,000,000	Paradigm Funding LLC, 5.260% due 04/23/2007 (d)	24,919,639
25,000,000	Park Avenue Receivables Corporation, 5.230% due 05/14/2007 (d)	24,843,826
25,000,000	Ranger Funding Company LLC, 5.260% due 05/02/2007 (d)	24,886,764
25,000,000	Skandinaviska Enskilda Banken AB, YNK, 5.165% due 07/10/2007 (d)	24,641,320
25,000,000	Societe Generale North America, YNK, 5.200% due 04/20/2007 (d)	24,931,389
25,000,000	Solitaire Funding LLC, 5.240% due 05/23/2007 (d)	24,810,778
25,000,000	Thames Asset Global Securities, 5.260% due 04/09/2007 (d)	24,970,778
25,000,000	UBS Finance (DE) LLC, YNK, 5.200% due 08/06/2007 (d)	24,541,389

2

25,000,000	Variable Funding Capital Corporation, 5.260% due 04/19/2007 (d)	24,934,250
25,000,000	Victory Receivables Corporation, 5.270% due 04/24/2007 (d)	24,915,826
25,000,000	WestLB AG, 5.250% due 05/25/2007 (d)	24,803,125
25,000,000	Yorktown Capital LLC, 5.240% due 05/01/2007 (d)	24,890,833

TOTAL COMMERCIAL PAPER
(Cost $1,019,119,065)		1,019,119,065

CORPORATE BONDS AND NOTES — 12.5%
30,000,000	Bank of America, NA, 5.335% due 08/07/2007 (d)	30,000,000
25,000,000	Beta Finance, Inc., MTN, 144A, 5.270% due 05/09/2007 (e),(f),(g),(h)	25,000,000
25,000,000	CC USA, Inc., MTN, 144A, 5.270% due 07/30/2007 (e),(f),(g),(h)	24,999,182
25,000,000	Fifth Third Bancorp, 144A, 5.320% due 05/22/2008 (e),(f),(g),(h)	25,000,000
25,000,000	K2 USA LLC, MTN, 144A, 5.275% due 06/25/2007 (e),(f),(g),(h)	24,999,717
25,000,000	MBIA Global Funding LLC, 144A, 5.320% due 01/10/2008 (e),(f),(g),(h)	25,000,000
25,000,000	Merrill Lynch & Co., Inc., MTN, 5.290% due 07/27/2007 (e)	25,000,000
20,000,000	Wells Fargo Bank NA, 5.280% due 04/18/2008 (e)	20,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $199,998,899)		199,998,899

FUNDING AGREEMENT — 1.6%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.410% due 09/27/2007 (e),(i),(j)	25,000,000

3

REPURCHASE AGREEMENTS(c) — 14.7%
225,000,000	Agreement with Merrill Lynch & Co., Inc., 5.370% dated 03/30/2007, to be repurchased at $225,100,688 on 04/02/2007, collateralized by $1,090,602,191 GNMA, 5.750%-6.500% having maturities from 10/20/2024-01/15/2037 (value $231,750,002)	225,000,000
9,277,000	Agreement with State Street Bank and Trust Company, 4.900% dated 03/30/2007, to be repurchased at $9,280,788 on 04/02/2007, collateralized by $9,490,000 FHLB, 6.923% maturing 04/13/2007 (value $9,466,275)	9,277,000

TOTAL REPURCHASE AGREEMENTS
(Cost $234,277,000)		234,277,000

TOTAL INVESTMENTS
(Cost $1,582,420,108) (k)	99.4%	$1,582,420,108

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2007.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

4

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 10% of its net assets in illiquid securities. At March 31, 2007, this security represents $25,000,000, 1.6% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.410% due 09/27/2007	09/27/2006	$25,000,000

(k)	At March 31, 2007, aggregate cost for financial reporting purposes was $1,582,420,108.

(l)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATIONS:
FHLB — Federal Home Loan Bank
GNMA — Government National Mortgage Association
MTN — Medium Term Note
YNK  — Yankee Security

5

Liquidity Money Market Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Principal
Amount		Value(b),(j)

CERTIFICATES OF DEPOSIT — 8.5%
$3,000,000	Bank of Tokyo — Mitsubishi Limited, YNK, 5.280% due 04/10/2007	$3,000,000
3,000,000	Marshall & Ilsley Bank, 5.295% due 05/10/2007	3,000,000
3,000,000	Rabobank Nederland, YNK, 5.280% due 04/16/2007	3,000,000
3,000,000	Washington Mutual, Inc., 5.320% due 04/16/2007	3,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $12,000,000)		12,000,000

COMMERCIAL PAPER — 59.5%
3,000,000	Amsterdam Funding Corporation, 5.250% due 04/03/2007 (d)	2,999,125
3,000,000	Bank of Ireland, YNK, 5.260% due 04/17/2007 (e)	3,000,000
3,000,000	Barton Capital LLC, 5.260% due 04/09/2007 (d)	2,996,493
3,000,000	Bryant Park Funding LLC, 5.250% due 04/26/2007 (d)	2,989,062
3,000,000	Calyon North America, Inc., YNK, 5.200% due 06/06/2007 (d)	2,971,400
3,000,000	CRC Funding LLC, 5.260% due 04/13/2007 (d)	2,994,740
3,000,000	Gotham Funding Corporation, 5.280% due 04/16/2007 (d)	2,993,400
3,000,000	Grampian Funding LLC, 5.205% due 07/16/2007 (d)	2,954,023
3,000,000	Greenwich Capital Holdings, 5.280% due 06/15/2007 (e)	3,000,000
3,000,000	Greyhawk Funding LLC, 5.260% due 04/27/2007 (d)	2,988,603
3,000,000	HSBC Finance Corporation, 5.195% due 08/06/2007 (d)	2,945,020
3,000,000	Kittyhawk Funding, 5.270% due 04/16/2007 (d)	2,993,412
3,000,000	Liberty Street Funding Corporation, 5.260% due 04/26/2007 (d)	2,989,042
3,000,000	Macquarie Bank Limited, YNK, 5.300% due 07/12/2007 (e)	3,000,000
3,000,000	Mane Funding Corporation, 5.225% due 06/18/2007 (d)	2,966,037
3,000,000	Mont Blanc Capital Corporation, 5.240% due 04/25/2007 (d)	2,989,520

1

3,000,000	New Center Asset Trust, 5.210% due 07/10/2007 (d)	2,956,583
3,000,000	Old Line Funding LLC, 5.260% due 04/23/2007 (d)	2,990,357
3,000,000	Paradigm Funding LLC, 5.260% due 04/23/2007 (d)	2,990,357
3,000,000	Park Avenue Receivables Corporation, 5.270% due 04/25/2007 (d)	2,989,460
3,000,000	Ranger Funding Company LLC, 5.260% due 05/02/2007 (d)	2,986,412
3,000,000	Scaldis Capital LLC, 5.200% due 07/25/2007 (d)	2,950,167
3,000,000	Solitaire Funding LLC, 5.240% due 05/23/2007 (d)	2,977,293
3,000,000	Thames Asset Global Securities, 5.270% due 04/20/2007 (d)	2,991,656
3,000,000	Thunder Bay Funding, Inc., 5.260% due 05/01/2007 (d)	2,986,850
3,000,000	UBS Finance (DE) LLC, YNK, 5.200% due 08/06/2007 (d)	2,944,967
3,000,000	Variable Funding Capital Corporation, 5.260% due 04/19/2007 (d)	2,992,110
3,000,000	Victory Receivables Corporation, 5.270% due 04/24/2007 (d)	2,989,899

TOTAL COMMERCIAL PAPER
(Cost $83,515,988)		83,515,988

CORPORATE BONDS AND NOTES — 12.8%
3,000,000	Bank of America, NA, 5.335% due 08/07/2007 (d)	3,000,000
3,000,000	Beta Finance, Inc., MTN, 144A, 5.270% due 05/09/2007 (e),(f),(g),(h)	3,000,000
3,000,000	CC USA, Inc., MTN, 144A, 5.270% due 07/30/2007 (e),(f),(g),(h)	2,999,902
3,000,000	K2 USA LLC, MTN, 144A, 5.275% due 06/25/2007 (e),(f),(g),(h)	2,999,966
3,000,000	MBIA Global Funding LLC, 144A, 5.320% due 01/10/2008 (e),(f),(g),(h)	3,000,000
3,000,000	Merrill Lynch & Co., Inc., MTN, 5.290% due 07/27/2007 (e)	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $17,999,868)		17,999,868

2

REPURCHASE AGREEMENTS(c) — 19.2%
10,000,000	Agreement with Merrill Lynch & Co., Inc., 5.370% dated 03/30/2007, to be repurchased at $10,004,475 on 04/02/2007, collateralized by $10,270,000 INCAPS Funding, 6.610% maturing 06/01/2033 (value $10,000,728) and $500,000 TPREF Funding, 7.210% maturing 10/15/2032 (value $504,073)	10,000,000
16,997,000	Agreement with State Street Bank and Trust Company, 4.900% dated 03/30/2007, to be repurchased at $17,003,940 on 04/02/2007, collateralized by $17,385,000 FHLB, 6.923% maturing 04/13/2007 (value $17,341,538)	16,997,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,997,000)		26,997,000

TOTAL INVESTMENTS
(Cost $140,512,856)(i)	100.0%	$140,512,856

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2007.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(i)	At March 31, 2007, aggregate cost for financial reporting purposes was $140,512,856.

3

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATIONS:
FHLB — Federal Home Loan Bank
MTN — Medium Term Note
YNK  — Yankee Security

4

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Shares		Value(b),(m)

COMMON STOCKS — 65.0%
Consumer Discretionary — 6.6%
Auto Components — 0.4%
2,500	Johnson Controls, Inc.	$236,550
3,550	Magna International, Inc., Class A	266,640

		503,190

Automobiles — 0.2%
4,920	Harley-Davidson, Inc. (d)	289,050

Diversified Consumer Services — 0.2%
11,650	Service Corporation International	138,169
3,500	Sotheby’s (d)	155,680

		293,849

Hotels, Restaurants & Leisure — 0.3%
6,800	Hilton Hotels Corporation	244,528
4,850	Penn National Gaming, Inc. †,(d)	205,737

		450,265

Household Durables — 0.6%
2,900	Desarrolladora Homex S.A.B. de C.V., ADR †,(d)	168,055
4,500	Garmin Ltd. (d)	243,675
3,450	Jarden Corporation †,(d)	132,135
2,350	Pulte Homes, Inc. (d)	62,181
6,500	Tempur-Pedic International Inc. (d)	168,935

		774,981

Internet & Catalog Retail — 0.7%
8,600	NutriSystems, Inc. †,(d)	450,726
8,725	priceline.com Incorporated †,(d)	464,693

		915,419

Leisure Equipment & Products — 0.3%
11,590	Hasbro, Inc. (d)	331,706
3,100	Pool Corporation (d)	110,980

		442,686

Media — 1.6%
27,417	Comcast Corporation, Class A Special †	698,311
4,690	Omnicom Group Inc.	480,162
9,350	Shaw Communications, Inc., Class B	345,202
24,125	Time Warner Inc.	475,745
2,000	Walt Disney Company (The)	68,860

		2,068,280

1

Multiline Retail — 0.9%
8,225	Federated Department Stores, Inc. (d)	370,536
1,800	J.C. Penney Company, Inc.	147,888
3,375	Kohl’s Corporation †	258,559
3,450	Nordstrom, Inc.	182,643
3,550	Target Corporation	210,373

		1,169,999

Specialty Retail — 0.7%
8,000	GameStop Corporation, Class A †	260,560
8,700	Guess?, Inc. (d)	352,263
3,525	Jos. A. Bank Clothiers, Inc. †,(d)	124,609
750	Tiffany & Co.	34,110
6,050	United Auto Group, Inc. (d)	122,815

		894,357

Textiles, Apparel & Luxury Goods — 0.7%
3,900	Crocs, Inc. †	185,823
7,800	Gildan Activewear Inc. †,(d)	459,030
5,000	Skechers U.S.A., Inc., Class A †	167,850
2,600	Wolverine World Wide, Inc.	74,282

		886,985

Total Consumer Discretionary		8,689,061

Consumer Staples — 4.8%
Beverages — 1.0%
5,400	Hansen Natural Corporation †,(d)	204,552
16,575	PepsiCo, Inc.	1,053,507

		1,258,059

Food & Staples Retailing — 1.7%
7,225	Central European Distribution Corporation †,(d)	210,320
25,033	CVS/Caremark Corporation	854,626
17,270	Kroger Co. (The)	487,877
4,100	United Natural Foods, Inc. †,(d)	125,624
8,785	Wal-Mart Stores, Inc.	412,456
3,075	Walgreen Co.	141,112

		2,232,015

Food Products — 0.6%
8,925	Archer-Daniels-Midland Company	327,548
7,400	General Mills, Inc.	430,828

		758,376

Household Products — 1.1%
11,275	Church & Dwight Co., Inc.	567,696
13,805	Procter & Gamble Company (The)	871,924

		1,439,620

2

Personal Products — 0.1%
4,400	Herbalife Ltd. †	172,436

Tobacco — 0.3%
4,350	Altria Group, Inc.	381,974

Total Consumer Staples		6,242,480

Energy — 6.6%
Energy Equipment & Services — 2.4%
8,800	Acergy SA, ADR †	187,352
3,500	Core Laboratories N.V. †	293,405
4,500	Dril-Quip, Inc. †,(d)	194,760
3,900	Grant Prideco, Inc. †	194,376
7,160	National Oilwell Varco, Inc. †	556,976
3,130	Noble Corporation	246,268
4,200	Oceaneering International, Inc. †	176,904
4,850	Oil States International, Inc. †	155,637
9,900	RPC, Inc.	164,934
1,900	Schlumberger Limited	133,040
5,450	Superior Energy Services, Inc. †	187,862
9,175	Tenaris SA, ADR	421,132
5,450	TETRA Technologies, Inc. †,(d)	134,670
3,600	W-H Energy Services, Inc. †	168,264

		3,215,580

Oil, Gas & Consumable Fuels — 4.2%
9,730	Apache Corporation	687,911
7,730	Chevron Corporation	571,711
12,920	ConocoPhillips	883,082
29,040	Exxon Mobil Corporation	2,191,068
3,990	Marathon Oil Corporation	394,331
5,150	Peabody Energy Corporation	207,236
4,600	Southwestern Energy Company †	188,508
5,560	Total SA, ADR	387,977

		5,511,824

Total Energy		8,727,404

Financials — 14.8%
Capital Markets — 2.0%
4,000	Affiliated Managers Group, Inc. †,(d)	433,400
8,990	Bank of New York Company, Inc. (The)	364,544
1,000	BlackRock, Inc. (d)	156,310
8,275	E*TRADE Financial Corporation †	175,596
1,325	Goldman Sachs Group, Inc. (The)	273,785
14,055	Merrill Lynch & Co., Inc.	1,147,872
1,700	UBS AG	101,031

		2,652,538

3

Commercial Banks — 1.9%
1,550	City National Corporation	114,080
2,050	Compass Bancshares, Inc.	141,040
2,350	HDFC Bank Limited, ADR (d)	151,457
8,875	U.S. Bancorp	310,359
20,890	Wachovia Corporation	1,149,994
1,900	Wells Fargo & Company	65,417
6,790	Zions Bancorporation	573,891

		2,506,238

Consumer Finance — 0.3%
4,375	American Express Company	246,750
4,000	Cash America International, Inc.	164,000

		410,750

Diversified Financial Services — 4.6%
34,830	Bank of America Corporation	1,777,027
9,640	CIT Group Inc.	510,149
36,848	Citigroup, Inc.	1,891,776
2,300	IntercontinentalExchange Inc. †	281,083
31,695	JPMorgan Chase & Co.	1,533,404

		5,993,439

Insurance — 2.8%
8,800	ACE Limited	502,128
19,125	American International Group, Inc.	1,285,582
13,160	Axis Capital Holdings Limited	445,598
3,850	Delphi Financial Group, Inc.	154,886
6,460	Hartford Financial Services Group, Inc.	617,447
1,100	Hub International Limited	45,848
4,100	Loews Corporation	186,263
6,650	Manulife Financial Corporation	229,092
5,950	Security Capital Assurance Ltd.	167,968

		3,634,812

Real Estate Investment Trusts (REITs) — 2.2%
2,100	Alesco Financial Inc.	18,291
375	Alexandria Real Estate Equities, Inc. (d)	37,639
225	AMB Property Corporation	13,228
5,300	American Home Mortgage Investment Corp. (d)	143,047
450	Apartment Investment and Management Company, Class A	25,961
1,175	Archstone-Smith Trust	63,779
3,025	Ashford Hospitality Trust, Inc. (d)	36,118
300	AvalonBay Communities, Inc.	39,000
750	BioMed Realty Trust, Inc.	19,725
575	Boston Properties, Inc.	67,505
1,600	BRT Realty Trust (d)	48,304
600	Camden Property Trust	42,186
150	CBL & Associates Properties, Inc. (d)	6,726

4

225	Colonial Properties Trust	10,276
850	Corporate Office Properties Trust (d)	38,828
2,750	DCT Industrial Trust Inc.	32,532
600	Developers Diversified Realty Corporation (d)	37,740
1,075	Equity Residential	51,847
225	Essex Property Trust, Inc. (d)	29,133
2,525	Feldman Mall Properties, Inc. (d)	30,653
125	First Potomac Realty Trust (d)	3,571
835	General Growth Properties, Inc.	53,916
425	Health Care REIT, Inc. (d)	18,658
850	Hersha Hospitality Trust, Class A (d)	10,013
2,250	Host Hotels & Resorts, Inc.	59,197
1,550	JER Investors Trust Inc. (d)	29,481
1,300	Kimco Realty Corporation	63,362
900	Kite Realty Group Trust (d)	17,955
875	KKR Financial Corp.	24,001
4,625	LaSalle Hotel Properties	214,415
1,075	Medical Properties Trust, Inc. (d)	15,792
475	Mid-America Apartment Communities, Inc.	26,724
4,550	Newcastle Investment Corp.	126,171
2,400	NorthStar Realty Finance Corp.	36,504
8,105	ProLogis	526,258
200	PS Business Parks, Inc.	14,104
600	Public Storage, Inc.	56,802
1,100	Quadra Realty Trust, Inc. †	14,344
15,505	RAIT Financial Trust (d)	433,210
400	Regency Centers Corporation	33,420
1,139	Simon Property Group, Inc.	126,714
306	SL Green Realty Corp.	42,041
350	Sovran Self Storage, Inc.	19,394
300	Sunstone Hotel Investors, Inc.	8,178
800	U-Store-It Trust (d)	16,096
850	Ventas, Inc.	35,810
450	Vornado Realty Trust	53,703

		2,872,352

Real Estate Management & Development — 0.3%
11,600	CB Richard Ellis Group, Inc. †	396,488

Thrifts & Mortgage Finance — 0.7%
15,820	PMI Group, Inc. (The)	715,381
5,935	Washington Mutual, Inc. (d)	239,655

		955,036

Total Financials		19,421,653

Health Care — 7.9%
Biotechnology — 1.0%
3,250	Amgen Inc. †	181,610
525	Biogen Idec Inc. †	23,300
575	Celgene Corporation †	30,164

5

7,000	Genentech, Inc. †	574,840
300	Genzyme Corporation †	18,006
3,175	Gilead Sciences, Inc. †	242,887
6,900	LifeCell Corporation †,(d)	172,293
1,700	Vertex Pharmaceuticals Incorporated †,(d)	47,668

		1,290,768

Health Care Equipment & Supplies — 0.8%
550	Alcon, Inc.	72,501
1,950	Baxter International Inc.	102,706
1,025	Boston Scientific Corporation †	14,904
7,250	Hologic, Inc. †	417,890
5,500	Medtronic, Inc.	269,830
650	Respironics, Inc. †	27,293
1,500	St. Jude Medical, Inc. †	56,415
1,200	Stryker Corporation (d)	79,584
500	Varian Medical Systems, Inc. †	23,845
250	Zimmer Holdings, Inc. †	21,353

		1,086,321

Health Care Providers & Services — 2.7%
1,475	Aetna Inc.	64,590
700	Cardinal Health, Inc.	51,065
225	CIGNA Corporation	32,099
4,175	Coventry Health Care, Inc. †	234,009
150	DaVita Inc. †	7,998
2,900	Express Scripts, Inc. †	234,088
10,125	HealthExtras, Inc. †	291,397
3,525	Humana, Inc. †	204,521
2,950	Laboratory Corporation of America Holdings †,(d)	214,258
1,400	LCA-Vision, Inc. (d)	57,666
1,025	McKesson Corporation	60,004
825	Medco Health Solutions, Inc. †	59,837
9,300	Psychiatric Solutions, Inc. †,(d)	374,883
5,123	UnitedHealth Group Incorporated	271,365
6,800	VCA Antech, Inc. †	246,908
5,000	WellCare Health Plans Inc. †,(d)	426,250
8,647	WellPoint, Inc. †	701,272

		3,532,210

Life Sciences Tools & Services — 0.2%
1,650	Nektar Therapeutics †,(d)	21,549
1,225	QIAGEN N.V. †,(d)	21,045
600	Techne Corporation †	34,260
5,225	Thermo Fisher Scientific Inc. †	244,269

		321,123

Pharmaceuticals — 3.2%
10,580	Abbott Laboratories	590,364
475	Allergan, Inc.	52,640

6

1,950	Bristol-Myers Squibb Company	54,132
1,625	Eli Lilly and Company	87,279
23,035	Johnson & Johnson	1,388,089
2,925	Merck & Co., Inc.	129,197
5,475	Novartis AG, ADR	299,099
38,350	Pfizer Inc.	968,721
275	Roche Holding Ltd., ADR	24,393
3,350	Schering-Plough Corporation	85,458
700	Teva Pharmaceutical Industries Limited, ADR	26,201
9,160	Wyeth	458,275

		4,163,848

Total Health Care		10,394,270

Industrials — 8.0%
Aerospace & Defense — 1.7%
5,450	Boeing Company (The)	484,559
8,150	Ceradyne, Inc. †,(d)	446,131
900	L-3 Communications Holdings, Inc.	78,723
3,850	Precision Castparts Corp.	400,593
13,155	United Technologies Corporation	855,075

		2,265,081

Commercial Services & Supplies — 0.7%
5,300	Herman Miller, Inc.	177,497
8,000	Interface, Inc., Class A	127,920
7,900	Knoll, Inc.	188,062
7,600	Mobile Mini, Inc. †,(d)	203,528
1,050	Ritchie Bros. Auctioneers Incorporated	61,446
2,600	Stericycle, Inc. †,(d)	211,900

		970,353

Construction & Engineering — 0.4%
4,050	EMCOR Group, Inc. †	238,869
5,400	Jacobs Engineering Group Inc. †	251,910

		490,779

Electrical Equipment — 0.8%
19,350	ABB Ltd, ADR	332,433
6,140	Cooper Industries, Ltd., Class A	276,239
7,800	General Cable Corporation †	416,754

		1,025,426

Industrial Conglomerates — 1.3%
42,085	General Electric Company	1,488,126
4,575	McDermott International, Inc. †	224,083

		1,712,209

Machinery — 2.4%
10,555	Danaher Corporation	754,155
4,300	Eaton Corporation	359,308

7

9,775	Gardner Denver, Inc. †	340,659
2,700	Manitowoc Company, Inc. (The)	171,531
4,000	Oshkosh Truck Corporation	212,000
4,830	PACCAR Inc.	354,522
7,300	Terex Corporation †	523,848
11,140	Westinghouse Air Brake Technologies Corporation	384,218

		3,100,241

Marine — 0.1%
6,000	American Commercial Lines Inc. †,(d)	188,700

Road & Rail — 0.2%
2,950	Landstar System, Inc.	135,228
3,950	Old Dominion Freight Line, Inc. †	113,799

		249,027

Trading Companies & Distributors — 0.4%
5,950	Rush Enterprises, Inc., Class A †,(d)	114,300
6,425	WESCO International, Inc. †,(d)	403,361

		517,661

Total Industrials		10,519,477

Information Technology — 9.2%
Communications Equipment — 1.3%
26,250	Cisco Systems, Inc. †	670,162
14,240	CommScope, Inc. †,(d)	610,896
3,600	Harris Corporation	183,420
7,100	QUALCOMM Incorporated	302,886

		1,767,364

Computers & Peripherals — 1.1%
5,700	Apple Inc. †	529,587
8,800	Hewlett-Packard Company	353,232
4,765	International Business Machines Corporation	449,149
6,550	Logitech International S.A., ADR †	182,286

		1,514,254

Electronic Equipment & Instruments — 0.7%
8,010	Amphenol Corporation, Class A	517,206
2,900	Anixter International Inc. †,(d)	191,226
2,850	Itron, Inc. †,(d)	185,364

		893,796

Information Technology Services — 1.9%
12,320	Accenture Ltd., Class A	474,813
5,825	Alliance Data Systems Corporation †	358,936
8,375	Cognizant Technology Solutions Corporation, Class A †	739,261
3,100	Infosys Technologies Limited, ADR	155,775
10,425	Satyam Computer Services Ltd., ADR (d)	236,648

8

10,400	VeriFone Holdings, Inc. †,(d)	381,992
5,600	Wright Express Corporation †	169,848

		2,517,273

Internet Software & Services — 1.2%
6,975	Akamai Technologies, Inc. †	348,192
5,050	aQuantive, Inc. †	140,945
1,500	Baidu.com, Inc., ADR †,(d)	144,825
4,150	DealerTrack Holdings, Inc. †	127,488
1,175	Google Inc., Class A †	538,338
7,850	j2 Global Communications, Inc. †,(d)	217,602

		1,517,390

Semiconductors & Semiconductor Equipment — 2.0%
10,349	Diodes Incorporated †,(d)	360,663
5,600	FormFactor, Inc. †,(d)	250,600
13,950	Integrated Device Technology, Inc. †	215,109
22,185	Intel Corporation	424,399
3,425	Lam Research Corporation †	162,140
7,150	MEMC Electronic Materials, Inc. †	433,147
6,700	NVIDIA Corporation †	192,826
41,106	Taiwan Semiconductor Manufacturing Company Limited, ADR (d)	441,889
5,950	Veeco Instruments Inc. †,(d)	116,025

		2,596,798

Software — 1.0%
6,050	McAfee, Inc. †	175,934
26,265	Microsoft Corporation	732,006
2,000	NAVTEQ Corporation †,(d)	69,000
18,600	Oracle Corporation †	337,218

		1,314,158

Total Information Technology		12,121,033

Materials — 2.2%
Chemicals — 1.2%
4,400	Airgas, Inc.	185,460
4,455	BASF AG, ADR	500,831
4,990	PPG Industries, Inc.	350,847
5,865	Praxair, Inc.	369,260
3,250	Syngenta AG, ADR	123,663

		1,530,061

9

Metals & Mining — 1.0%
3,225	Allegheny Technologies, Inc.	344,075
3,200	Carpenter Technology Corporation	386,432
4,900	Companhia Vale do Rio Doce, ADR	181,251
4,480	Freeport-McMoRan Copper & Gold, Inc.	296,531
3,200	Reliance Steel & Aluminum Co.	154,880

		1,363,169

Total Materials		2,893,230

Telecommunication Services — 2.8%
Diversified Telecommunication Services — 1.4%
27,067	AT&T Inc.	1,067,252
22,460	Verizon Communications Inc.	851,683

		1,918,935

Wireless Telecommunication Services — 1.4%
3,000	ALLTEL Corporation	186,000
9,300	America Movil, S.A. de C.V., ADR, Series L	444,447
13,810	China Unicom Limited, ADR (d)	195,412
4,819	Crown Castle International Corp. †	154,834
3,400	Mobile TeleSystems, ADR	190,264
5,500	NII Holdings, Inc. †	407,990
2,400	Vimpel Communications, Inc., ADR †	227,616

		1,806,563

Total Telecommunication Services		3,725,498

Utilities — 2.1%
Electric Utilities — 1.5%
5,520	American Electric Power Company, Inc.	269,100
7,355	Duke Energy Corporation (d)	149,233
2,820	Edison International	138,547
1,150	Entergy Corporation	120,658
4,545	Exelon Corporation	312,287
4,465	FirstEnergy Corp.	295,762
3,600	FPL Group, Inc. (d)	220,212
4,100	ITC Holdings Corp. (d)	177,489
3,900	Northeast Utilities	127,803
4,230	Southern Company (The) (d)	155,029

		1,966,120

Gas Utilities — 0.3%
8,420	Equitable Resources, Inc.	406,854

10

Multi-Utilities — 0.3%
2,660	Dominion Resources, Inc. (d)	236,128
2,880	Wisconsin Energy Corporation (d)	139,738

		375,866

Total Utilities		2,748,840

TOTAL COMMON STOCKS
(Cost $65,503,366)		85,482,946

INVESTMENT COMPANY SECURITIES — 3.9%
Financials — 0.1%
Capital Markets — 0.1%
2,100	American Capital Strategies, Ltd. (d)	93,051

Multi-Industry — 3.8%
Multi-Industry — 3.8%
4,995,408	Institutional Money Market Fund – Comerica Class Y Shares (e)	4,995,408
150	iShares S&P SmallCap 600 Index Fund (d)	10,181
100	Midcap SPDR Trust, Series 1 (d)	15,457

		5,021,046

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $5,096,497)		5,114,097

Principal Amount

ASSET-BACKED SECURITIES — 1.5%
Auto Loan — 0.7%
$154,149	DaimlerChrysler Auto Trust, Series 2005-A, Class A3, 3.490% due 12/08/2008	153,610
450,000	USAA Auto Owner Trust, Series 2006-4, Class A3, 5.010% due 06/15/2011	450,273
334,531	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	331,373

		935,256

Equipment — 0.6%
748,931	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	740,265

11

Utilities — 0.2%
61,417	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	61,417
213,032	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	213,959

		275,376

TOTAL ASSET-BACKED SECURITIES
(Cost $1,953,706)		1,950,897

CORPORATE BONDS AND NOTES — 14.6%
Financials — 8.2%
700,000	Aegon Funding Corp., 5.750% due 12/15/2020	711,898
140,000	Allstate Life Global FD, MTN, 4.250% due 02/26/2010	136,938
900,000	Belo PLC, Series EVST-2, Class 21A, 144A, YNK, 7.350% due 02/27/2012 (f),(g),(h)	898,200
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013	632,776
500,000	Block Financial Corporation, 8.500% due 04/15/2007	500,412
500,000	CIT Group Inc., 5.400% due 03/07/2013	496,467
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	535,854
150,000	First Union National, 7.800% due 08/18/2010	161,377
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	530,067
500,000	Goldman Sachs Group, Inc., 5.150% due 01/15/2014	489,836
250,000	HSBC Finance Corporation, 5.500% due 01/19/2016	248,510
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010 (d)	432,196
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	387,318
500,000	Keycorp, MTN, 5.560% due 07/23/2007 (j)	500,316
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	537,739
125,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	131,789
450,000	PNC Funding Corp., 5.625% due 02/01/2017	453,229
450,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	441,127

12

250,000	SLM Corporation, MTN, 5.520% due 07/26/2010 (j)	249,750
300,000	Sovereign Bank, 4.375% due 08/01/2013 (becomes variable August 2008),	296,499
600,000	TIAA Global Markets, Inc. 144A, 3.875% due 01/22/2008 (f),(g),(i)	592,376
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	366,489
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	217,727
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	795,552

		10,744,442

Industrials — 5.8%
800,000	Abbott Laboratories, 5.875% due 05/15/2016	827,598
300,000	American Standard, Inc., 7.375% due 02/01/2008	303,820
440,000	Centex Corp., 5.800% due 09/15/2009 (d)	440,649
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	437,937
400,000	Devon Financing Corp. ULC, 6.875% due 09/30/2011	425,529
550,000	Diageo Capital PLC, YNK, 3.500% due 11/19/2007	543,991
175,000	Fortune Brands, Inc., 5.375% due 01/15/2016	168,178
685,000	Home Depot Inc., 5.400% due 03/01/2016	668,894
365,000	Marathon Oil Corporation, 6.850% due 03/01/2008	369,283
871,641	Procter & Gamble – ESOP, 9.360% due 01/01/2021	1,091,661
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	652,788
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	451,511
510,000	Union Texas Petroleum Holdings, Inc., MAPS, 7.000% due 04/15/2008 (becomes variable April 2008)	519,427
700,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	723,137

		7,624,403

13

Utilities — 0.6%
450,000	Pepco Holdings, Inc., 6.450% due 08/15/2012	470,883
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	343,106

		813,989

TOTAL CORPORATE BONDS AND NOTES
(Cost $19,231,498)		19,182,834

MORTGAGE-BACKED SECURITIES — 6.2%
Collateralized Mortgage Obligations (CMO) – Agency — 1.8%
	FHLMC:
26,187	Series 1737, Class H, 6.000% due 01/15/2023	26,133
450,000	Series 2866, Class WN, 4.500% due 01/15/2024	445,624
800,000	Series 2700, Class PG, 4.500% due 05/15/2032	760,181
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	881,620
	GNMA:
228,548	Series 2002-9, Class B, 5.881% due 03/16/2024	228,675

		2,342,233

Collateralized Mortgage Obligations (CMO) – Non Agency — 1.0%
330,000	Asset Securitization Corporation, Series 1997-D4, Class A3, 8.036% due 04/14/2029 (j)	346,793
1,000,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2, 4.750% due 10/25/2035 (j)	983,880

		1,330,673

Commercial Mortgage-Backed Securities — 2.2%
822,083	Commercial Mortgage Pass-Through Certificates,
	Series 2006-C7, Class A1, 5.540% due 06/10/2046	829,645
1,000,000	First Union National Bank Commercial Mortgage,
	Series 1999-C4, Class A2, 7.390% due 12/15/2031	1,044,041
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041	436,527
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042	344,082
325,000	Series 2006-C23, Class A3, 5.496% due 01/15/2045	327,887

		2,982,182

14

Mortgage Pass-Through Securities — 1.2%
	FHLMC:
1,082	Pool E62394, 7.500% due 09/01/2010	1,090
	FNMA:
295,510	Pool 386314, 3.790% due 07/01/2013	277,351
322,651	Pool 780620, 5.500% due 05/01/2034	320,007
822,187	Pool 872709, 5.500% due 06/01/2036	813,612
118,125	Pool 323406, 5.953% due 11/01/2008	118,546
10,567	Pool 303105, 11.000% due 11/01/2020	11,728
39,392	Pool 100081, 11.500% due 08/20/2016	43,495
	GNMA:
8,270	Pool 780584, 7.000% due 06/15/2027	8,655

		1,594,484

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $8,284,863)		8,249,572

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Government Agency Debentures — 0.5%
400,000	Financing Corporation, 10.700% due 10/06/2017	582,343

Government Sponsored Enterprises (GSE) — 4.7%
	FHLB:
490,000	5.125% due 08/14/2013	495,928
460,000	5.125% due 06/13/2008	460,637
400,000	5.375% due 08/19/2011 (d)	408,272
	FHLMC:
435,000	4.000% due 08/17/2007	432,974
50,000	4.875% due 11/15/2013	49,885
1,000,000	5.500% due 11/22/2010	998,521
40,000	5.750% due 01/15/2012	41,521
	FNMA:
455,000	3.875% due 02/15/2010	444,131
1,000,000	4.250% due 07/15/2007	997,075
1,000,000	5.000% due 02/13/2017 (d)	998,003
665,000	5.500% due 03/15/2011	680,180
205,000	6.125% due 03/15/2012	216,295

		6,223,422

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,813,287)		6,805,765

15

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds — 1.0%
375,000	6.250% due 05/15/2030 (d)	444,287
670,000	7.500% due 11/15/2016 (d)	814,233

		1,258,520

U.S. Treasury Notes — 2.8%
140,000	2.625% due 03/15/2009 (d)	134,914
125,000	3.000% due 02/15/2009 (d)	121,343
350,000	3.125% due 10/15/2008 (d)	341,783
425,000	3.250% due 08/15/2008 (d)	416,434
1,503,216	3.625% due 01/15/2008 TIPS (d)	1,526,175
200,000	3.625% due 06/30/2007 (d)	199,289
320,000	4.000% due 04/15/2010 (d)	315,100
250,000	4.250% due 08/15/2015 (d)	243,310
425,000	4.250% due 11/15/2013 (d)	417,015

		3,715,363

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,997,348)		4,973,883

Shares

COLLATERAL FOR SECURITIES ON LOAN(c) — 13.5%
(Cost $17,731,862)
17,731,862	State Street Navigator Securities Trust – Prime Portfolio (k)	17,731,862

TOTAL INVESTMENTS
(Cost $129,612,427)(l)	113.7%	$149,491,856

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current

16

market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $898,200, 0.7% of net assets.

Security	Acquisition Date	Cost

Belo PLC, Series EVST-2, Class 21A, 144A, YNK, 7.350% due 02/27/2012	01/26/2007	$900,000

(i)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(j)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2007.

(k)	At March 31, 2007, the market value of the securities on loan is $17,924,499.

(l)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $20,884,477, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,005,048 and net appreciation for financial reporting purposes was $19,879,429. At March 31, 2007, aggregate cost for financial reporting purposes was $129,612,427.

(m)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATIONS:
ADR   — American Depositary Receipt
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN  — Medium Term Note
REIT  — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipt
TIPS  — Treasury Inflation-Protected Security
YNK  — Yankee Security

17

At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	58.3%	$76,603,930
Bermuda	1.2	1,590,507
Canada	1.0	1,361,410
Switzerland	0.9	1,135,406
Mexico	0.5	612,502
India	0.4	543,880
Germany	0.4	500,831
Taiwan	0.3	441,889
Luxembourg	0.3	421,132
Russia Federation	0.3	417,880
Cayman Islands	0.3	416,111
France	0.3	387,977
Netherlands	0.2	314,450
Hong Kong	0.2	195,412
United Kingdom	0.2	187,352
Brazil	0.1	181,251
China	0.1	144,825
Israel	0.0 #	26,201

TOTAL COMMON STOCKS	65.0	85,482,946
INVESTMENT COMPANY SECURITIES	3.9	5,114,097
ASSET-BACKED SECURITIES	1.5	1,950,897
CORPORATE BONDS AND NOTES:
United States	12.6	16,538,141
Ireland	0.7	898,200
Australia	0.5	632,776
United Kingdom	0.4	543,991
Supranational	0.3	437,937
Cayman Islands	0.1	131,789

TOTAL CORPORATE BONDS AND NOTES	14.6	19,182,834
MORTGAGE-BACKED SECURITIES	6.2	8,249,572
U.S. GOVERNMENT AGENCY OBLIGATIONS	5.2	6,805,765
U.S. TREASURY OBLIGATIONS	3.8	4,973,883
COLLATERAL FOR SECURITIES ON LOAN	13.5	17,731,862

TOTAL INVESTMENTS	113.7%	$149,491,856

#	Amount represents less than 0.1% of net assets.

18

Munder Bond Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Principal
Amount		Value(b),(o)

ASSET-BACKED SECURITIES — 5.4%
Auto Loan — 1.1%
	WFS Financial Owner Trust:
$267,625	Series 2003-4, Class C, 3.020% due 05/20/2011	$265,098
675,000	Series 2004-3, Class A4, 3.930% due 02/17/2012	668,150

		933,248

Credit Card — 1.3%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.870% due 03/15/2011 (d),(f)	1,025,997
120,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	130,047

		1,156,044

Equipment Lease — 0.1%
59,670	CNH Equipment Trust, Series 2004-A, Class A3B, 2.940% due 10/15/2008	59,439

Home Equity Loans — 1.2%
579,361	Countrywide Inc., Series 2003-BC6, Class M5, 7.520% due 04/25/2033 (f)	583,115
200,367	FHLMC, Series T-7, Class A6, 7.030% due 08/25/2028	201,858
269,810	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.610% due 03/25/2033 (f)	269,998

		1,054,971

Time Share Receivables — 0.5%
439,725	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (g),(h),(i)	429,289

Utilities — 1.1%
1,000,000	AEP Texas Central Transition Funding, Series A-2, 4.980% due 07/01/2015	999,270

1

Other — 0.1%
105,372	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.872% due 09/01/2010 (f),(g),(h),(j),(k)	105,372

TOTAL ASSET-BACKED SECURITIES
(Cost $4,717,524)		4,737,633

CORPORATE BONDS AND NOTES — 36.6%
Financials — 17.1%
1,000,000	Aegon Funding Corp., 5.750% due 12/15/2020	1,016,997
1,500,000	Bank of New York Company, Inc., 3.400% due 03/15/2013	1,475,203
1,000,000	Belo PLC, Series EVST-2, Class 21A, 144A, YNK 7.350% due 02/27/2012 (g),(h),(j)	998,000
1,425,000	BHP Billiton Finance, YNK, 5.400% due 03/29/2017	1,414,156
560,000	Cincinnati Financial Corp., 6.125% due 11/01/2034	556,212
	CIT Group Inc:
500,000	5.400% due 03/07/2013	496,467
1,000,000	6.000% due 04/01/2036 (d)	969,299
930,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	906,081
500,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	484,990
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,112,383
1,250,000	National Rural Utilities Cooperative Finance Corporation, 4.375% due 10/01/2010	1,220,990
830,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	889,471
1,500,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	1,470,424
700,000	Simon Property Group LP, 5.750% due 05/01/2012	715,696
820,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	793,494
525,000	Wells Fargo Bank, 4.750% due 02/09/2015	503,690

		15,023,553

Industrials — 16.3%
1,000,000	Abbott Laboratories, 5.875% due 05/15/2016	1,034,497
470,000	Allied Waste North America Inc., 6.375% due 04/15/2011	468,825

2

1,000,000	American Standard, Inc., 7.375% due 02/01/2008 (d)	1,012,733
570,000	Becton Dickinson & Co., 6.700% due 08/01/2028	621,207
	Centex Corp.:
750,000	5.800% due 09/15/2009 (d)	751,105
1,000,000	6.500% due 05/01/2016 (d)	983,170
1,000,000	Coca-Cola Enterprises, Inc., 8.500% due 02/01/2022	1,267,094
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	437,937
1,215,000	Costco Wholesale Corp., 5.500% due 03/15/2017 (d)	1,217,615
650,000	Devon Financing Corp. ULC, 7.875% due 09/30/2031 (d)	770,495
465,000	Ford Motor Credit Company, 5.800% due 01/12/2009	456,140
800,000	Fortune Brands, Inc., 5.375% due 01/15/2016	768,813
1,500,000	Home Depot Inc., 5.400% due 03/01/2016	1,464,732
500,000	Packaging Corp. of America, 5.750% due 08/01/2013	493,699
400,000	Swift Energy Co., 7.625% due 07/15/2011 (d)	410,000
700,000	Telecom Italia Capital SA, YNK, 7.200% due 07/18/2036	728,780
500,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	516,527
380,000	Verizon New England, Inc., 6.500% due 09/15/2011	396,179
500,000	Westlake Chemical Corp., 6.625% due 01/15/2016 (d)	487,500

		14,287,048

Utilities — 3.2%
700,000	AEP Texas Central Company, Series E, 6.650% due 02/15/2033	741,105
600,000	AmerenEnergy Generating Company, Series F, 7.950% due 06/01/2032	654,014
700,000	Pacific Gas & Electric Company, 6.050% due 03/01/2034	701,713
730,000	Pepco Holdings, Inc., 6.450% due 08/15/2012	763,877

		2,860,709

TOTAL CORPORATE BONDS AND NOTES
(Cost $32,362,568)		32,171,310

3

MORTGAGE-BACKED SECURITIES — 39.3%
Collateralized Mortgage Obligations (CMO) – Agency — 20.7%
	FHLMC:
389,158	Series 1531, Class M, 6.000% due 06/15/2008	388,664
672,890	Series 1603, Class J, 6.500% due 07/15/2023	677,111
8,820	Series 1610, Class PM, 6.250% due 04/15/2022	8,804
44,609	Series 2132, Class PD, 6.000% due 11/15/2027	44,620
3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017 (e)	3,364,784
1,000,000	Series 2700, Class PG, 4.500% due 05/15/2032	950,227
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024 (e)	1,395,260
600,000	Series 2780, Class LC, 5.000% due 07/15/2027	596,614
1,300,000	Series 2802 Class NC, 5.000% due 05/15/2028 (e)	1,294,738
1,500,000	Series 2938, Class DB, 5.000% due 11/15/2028 (e)	1,488,470
	FNMA:
314,520	Series 1990-5, Class J, 8.200% due 01/25/2020	333,142
4,159,636	Series 1993-203, Class PL, 6.500% due 10/25/2023	4,259,572
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,678,376
761,020	Series 1996-28, Class PJ, 6.500% due 12/25/2024	759,873
1,000,000	Series 2004-101, Class PB, 5.000% due 02/25/2024 (e)	994,349

		18,234,604

Commercial Mortgage-Backed Securities — 2.3%
1,461,480	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	1,474,924
500,000	First Union National Bank — Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	516,699

		1,991,623

4

Mortgage Pass-Through Securities — 16.3%
	FHLMC:
704,789	Pool #1B2506, Gold, 5.143% due 01/01/2036 (f)	705,994
105,563	Pool #A01048, Gold, 8.500% due 02/01/2020	112,321
955,186	Pool #C01501, Gold, 5.500% due 03/01/2033	947,400
155,529	Pool #C30261, 7.500% due 08/01/2029	162,963
50,833	Pool #E00160, Gold, 7.000% due 11/01/2007	50,966
80,020	Pool #G00479, Gold, 9.000% due 04/01/2025	86,639
9,703	Pool #E62394, 7.500% due 09/01/2010	9,772
	FNMA:
14,688	Pool #081585, 11.500% due 07/01/2012	15,617
346,871	Pool #100081, 11.500% due 08/20/2016	383,005
675,096	Pool #725495, 4.852% due 02/01/2034 (f)	674,652
2,359,735	Pool #735060, 6.000% due 11/01/2034 (e)	2,383,519
1,373,030	Pool #745275, 5.000% due 02/01/2036	1,327,894
649,133	Pool #767413, 5.500% due 01/01/2034	643,438
1,718,267	Pool #776836, 6.500% due 08/01/2034	1,761,324
584,935	Pool #788520, 5.500% due 07/01/2034	579,802
480,472	Pool #788908, 6.000% due 08/01/2034	485,315
1,873,134	Pool #897791, 6.000% due 09/01/2036 (e)	1,887,057
152,434	Pool #303105, 11.000% due 11/01/2020	169,183
1,818,521	Pool #386314, 3.790% due 07/01/2013	1,706,775

5

	GNMA:
155,806	Pool #627907, 5.000% due 02/15/2034	151,770
75,938	Pool #780584, 7.000% due 06/15/2027	79,469

		14,324,875

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $34,459,177)		34,551,102

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Government Sponsored Enterprises (GSE) — 3.8%
	FHLB:
1,000,000	5.050% due 10/25/2010	992,668
200,000	5.125% due 08/14/2013	202,419
1,000,000	FNMA, 6.000% due 05/15/2011 (d)	1,042,696
1,000,000	FHLMC, 6.875% due 09/15/2010	1,064,967

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,306,991)		3,302,750

U.S. TREASURY OBLIGATIONS — 9.1%
U.S. Treasury Bonds — 4.9%
250,000	6.250% due 05/15/2030 (d)	296,191
1,140,000	6.500% due 11/15/2026 (d)	1,363,903
2,000,000	8.125% due 08/15/2019 (d)	2,611,876

		4,271,970

U.S. Treasury Notes — 4.2%
450,000	4.250% due 11/15/2014 (d)	439,312
1,175,000	4.500% due 02/15/2016 (d)	1,163,067
1,500,000	4.500% due 02/15/2036 (d)	1,414,218
180,000	4.625% due 10/31/2011 (d)	180,591
500,000	4.625% due 11/15/2016 (d)	498,535

		3,695,723

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,404,823)		7,967,693

FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
Government — 2.4%
700,000	ELM BV, 144A, YNK, 21.365% due 06/20/2013 (f),(g),(h),(j),(k)	682,500
1,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	984,252
443,000	United Mexican States, MTN, YNK, 6.375% due 01/16/2013	467,144

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,135,370)		2,133,896

6

Shares

INVESTMENT COMPANY SECURITY — 2.3%
(Cost $2,046,437)
2,046,437	Institutional Money Market Fund — Comerica Class Y Shares (l)	2,046,437

COLLATERAL FOR SECURITIES ON LOAN(c) — 17.0%
(Cost $14,935,481)
14,935,481	State Street Navigator Securities Trust — Prime Portfolio (m)	14,935,481

TOTAL INVESTMENTS
(Cost $101,368,371)(n)	115.9%	$101,846,302

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Security, or a portion thereof, pledged as collateral for futures contracts.

(f)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2007.

(g)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2007, securities subject to

7

restrictions on resale that have not been deemed to be liquid represent $1,785,872, 2.0% of net assets.

Security	Acquisition Date	Cost

Belo PLC, Series EVST-2, Class 21A, 144A, YNK 7.350% due 02/27/2012	01/26/2007	$1,000,000
ELM BV, 144A, YNK, 21.365% due 06/20/2013	06/13/2006	700,000
Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.872% due 09/01/2010	10/24/2005	105,478

(k)	Fair valued security as of March 31, 2007 (see note (b) above). At March 31, 2007, these securities represent $787,872, 0.9% of net assets.

(l)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(m)	At March 31, 2007, the market value of the securities on loan is $14,584,200.

(n)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,358,312, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $880,381, and net appreciation for financial reporting purposes was $477,931. At March 31, 2007, aggregate cost for financial reporting purposes was $101,368,371.

(o)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATIONS:
FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN  — Medium Term Note
REIT  — Real Estate Investment Trust
YNK  — Yankee Security

8

Munder Cash Investment Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Principal
Amount		Value(b),(l)

CERTIFICATES OF DEPOSIT — 7.0%
$15,000,000	Bank of Tokyo-Mitsubishi Limited, YNK, 5.280% due 04/10/2007	$15,000,000
15,000,000	Marshall & Ilsley Bank, 5.295% due 05/10/2007	15,000,000
15,000,000	Rabobank Nederland, YNK, 5.280% due 04/16/2007	15,000,000
15,000,000	Washington Mutual, Inc., 5.320% due 04/16/2007	15,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		60,000,000

COMMERCIAL PAPER — 58.6%
15,000,000	Amsterdam Funding Corporation, 5.250% due 04/03/2007 (d)	14,995,625
15,000,000	ANZ National Bank, YNK, 5.220% due 04/26/2007 (d)	14,945,625
15,000,000	Bank of Ireland, YNK, 5.260% due 04/17/2007 (e)	15,000,000
15,000,000	Barton Capital LLC, 5.260% due 04/13/2007 (d)	14,973,700
15,000,000	Calyon North America, Inc., YNK, 5.200% due 06/06/2007 (d)	14,857,000
15,000,000	CRC Funding LLC, 5.260% due 04/13/2007 (d)	14,973,700
15,000,000	Crown Point Capital Company, 5.260% due 04/16/2007 (d)	14,967,125
	Fcar Owner Trust, Series II:
15,000,000	5.200% due 08/23/2007 (d)	14,688,000
15,000,000	5.240% due 06/14/2007 (d)	14,838,433
15,000,000	Golden Funding Corporation, 5.270% due 04/18/2007 (d)	14,962,671
15,000,000	Gotham Funding Corporation, 5.280% due 04/16/2007 (d)	14,967,000
15,000,000	Grampian Funding LLC, 5.205% due 07/16/2007 (d)	14,770,113
15,000,000	Greenwich Capital Holdings, 5.280% due 06/15/2007 (e)	15,000,000
15,000,000	Greyhawk Funding LLC, 5.260% due 04/24/2007 (d)	14,949,592
15,000,000	HBOS Treasury Services PLC, YNK, 5.235% due 05/08/2007 (d)	14,919,294

1

20,000,000	Intesa Funding LLC, 5.370% due 04/02/2007 (d)	19,997,017
15,000,000	Kittyhawk Funding, 5.270% due 04/16/2007 (d)	14,967,062
15,000,000	Liberty Street Funding Corporation, 5.260% due 04/26/2007 (d)	14,945,208
10,000,000	Macquarie Bank Limited, YNK, 5.300% due 07/12/2007 (e)	10,000,000
15,000,000	Mane Funding Corporation, 5.225% due 06/18/2007 (d)	14,830,187
15,000,000	Mont Blanc Capital Corporation, 5.240% due 04/25/2007 (d)	14,947,600
15,000,000	National Rural Utilities Cooperative Finance Corporation, 5.240% due 04/09/2007 (d)	14,982,533
	New Center Asset Trust:
15,000,000	5.210% due 07/10/2007 (d)	14,782,917
20,000,000	5.390% due 04/02/2007 (d)	19,997,006
15,000,000	Paradigm Funding LLC, 5.260% due 04/23/2007 (d)	14,951,783
15,000,000	Park Avenue Receivables Corporation, 5.230% due 05/14/2007 (d)	14,906,296
15,000,000	Ranger Funding Company LLC, 5.260% due 05/02/2007 (d)	14,932,058
15,000,000	Scaldis Capital LLC, 5.200% due 07/25/2007 (d)	14,750,833
20,000,000	Sheffield Receivables Corp., 5.380% due 04/03/2007 (d)	19,994,022
15,000,000	Skandinaviska Enskilda Banken AB, YNK, 5.175% due 07/11/2007 (d)	14,782,219
15,000,000	Solitaire Funding LLC, 5.240% due 05/23/2007 (d)	14,886,467
15,000,000	Variable Funding Capital Corporation, 5.260% due 04/19/2007 (d)	14,960,550
15,000,000	Victory Receivables Corporation, 5.270% due 04/24/2007 (d)	14,949,496

TOTAL COMMERCIAL PAPER
(Cost $502,371,132)		502,371,132

CORPORATE BONDS AND NOTES — 9.9%
15,000,000	Bank of America, NA, 5.335% due 08/07/2007 (d)	15,000,000
10,000,000	Beta Finance, Inc., MTN, 144A, 5.270% due 05/09/2007 (e),(f),(g),(h)	10,000,000
15,000,000	CC USA, Inc., MTN, 144A, 5.270% due 07/30/2007 (e),(f),(g),(h)	14,999,509
10,000,000	K2 USA LLC, MTN, 144A, 5.275% due 06/25/2007 (e),(f),(g),(h)	9,999,887

2

15,000,000	MBIA Global Funding LLC, 144A, 5.320% due 01/10/2008 (e),(f),(g),(h)	15,000,000
10,000,000	Merrill Lynch & Co., Inc., MTN, 5.290% due 07/27/2007 (e)	10,000,000
10,000,000	Wells Fargo Bank NA, 5.280% due 04/18/2008 (e)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $84,999,396)		84,999,396

FUNDING AGREEMENT — 2.9%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.410% due 09/27/2007 (e),(i),(j)	25,000,000

REPURCHASE AGREEMENTS(c) — 20.9%
135,000,000	Agreement with Merrill Lynch & Co., Inc., 5.370% dated 03/30/2007, to be repurchased at $135,060,413 on 04/02/2007, collateralized by $696,617,171 GNMA, 5.750%-7.000% having maturities from 07/20/2026-03/20/2037 (value $139,054,998).	135,000,000
44,634,000	Agreement with State Street Bank & Trust Company, 4.900% dated 03/30/2007, to be repurchased at $44,652,226, on 04/02/2007, collateralized by $45,760,000 U.S. Treasury Bill, 5.060% maturing 05/03/2007 (value $45,531,200).	44,634,000

TOTAL REPURCHASE AGREEMENTS
(Cost $179,634,000)		179,634,000

TOTAL INVESTMENTS
(Cost $852,004,528)(k)	99.3%	$852,004,528

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

3

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2007.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 10% of its net assets in illiquid securities. At March 31, 2007, this security represents $25,000,000, 2.9% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.410% due 09/27/2007	09/27/2006	$25,000,000

(k)	At March 31, 2007, aggregate cost for financial reporting purposes was $852,004,528.

(l)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATIONS:
GNMA — Government National Mortgage Association
MTN  — Medium Term Note
YNK  — Yankee Security

4

Munder Energy Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a),(b)

Shares		Value(c),(g)

COMMON STOCKS — 99.9%
Consumer Discretionary — 0.7%
Auto Parts & Equipment — 0.7%
34,300	Fuel Systems Solutions, Inc., †	$635,236

Consumer Staples — 1.2%
Distillers & Vintners — 0.4%
19,800	MGP Ingredients, Inc.	403,326

Food Distributors — 0.8%
15,700	Andersons (The), Inc.	697,080

Total Consumer Staples		1,100,406

Energy — 80.6%
Integrated Oil & Gas — 34.9%
26,900	BP PLC, ADR	1,741,775
32,225	Chevron Corporation	2,383,361
28,844	ConocoPhillips	1,971,487
39,100	ENI, SPA, ADR	2,534,853
39,900	Exxon Mobil Corporation	3,010,455
42,900	Hess Corporation	2,379,663
36,900	Marathon Oil Corporation	3,646,827
27,200	Murphy Oil Corporation	1,452,480
71,300	Occidental Petroleum Corporation	3,515,803
74,900	Repsol YPF, SA, ADR	2,512,146
32,400	Royal Dutch Shell PLC, Class A, ADR	2,148,120
110,900	Statoil ASA, ADR	3,003,172
8,700	Suncor Energy Inc.	664,245
35,300	Total SA, ADR	2,463,234

		33,427,621

Oil & Gas Drilling — 10.4%
29,200	Diamond Offshore Drilling, Inc.	2,363,740
38,100	GlobalSantaFe Corporation	2,350,008
34,350	Noble Corporation	2,702,658
31,400	Transocean Inc. †	2,565,380

		9,981,786

Oil & Gas Equipment & Services — 10.9%
35,350	Baker Hughes, Incorporated	2,337,696
5,900	Core Laboratories N.V. †	494,597
45,400	Halliburton Company	1,440,996
10,200	National Oilwell Varco, Inc. †	793,458
15,400	Oil States International, Inc. †	494,186

1

38,100	Schlumberger Limited	2,632,710
46,900	Smith International, Inc.	2,253,545

		10,447,188

Oil & Gas Exploration & Production — 17.7%
31,800	Anadarko Petroleum Corporation	1,366,764
18,436	Apache Corporation	1,303,425
7,500	Cabot Oil & Gas Corporation	504,900
15,200	Carrizo Oil & Gas, Inc. †	531,392
11,100	Denbury Resources Inc. †	330,669
39,300	Devon Energy Corporation	2,720,346
28,400	EOG Resources, Inc.	2,026,056
65,600	Noble Energy, Inc.	3,913,040
11,800	Southwestern Energy Company †	483,564
68,200	XTO Energy Inc.	3,738,042

		16,918,198

Oil & Gas Refining & Marketing — 6.7%
16,200	Frontier Oil Corporation	528,768
32,200	Sunoco, Inc.	2,268,168
48,400	Valero Energy Corporation	3,121,316
22,700	VeraSun Energy Corporation †	451,049

		6,369,301

Total Energy		77,144,094

Industrials — 8.3%
Construction & Engineering — 0.9%
32,600	Quanta Services, Inc. †	822,172

Electrical Components & Equipment — 5.7%
31,600	Energy Conversion Devices, Inc. †	1,104,104
54,400	Evergreen Solar, Inc. †	530,400
15,800	First Solar, Inc. †	821,758
123,400	FuelCell Energy, Inc. †	969,924
14,500	General Cable Corporation †	774,735
62,700	Power-One, Inc. †	358,644
27,200	Suntech Power Holdings Co., Ltd., ADR †	941,392

		5,500,957

Heavy Electrical Equipment — 1.7%
155,500	Plug Power, Inc. †	491,380
20,800	Vestas Wind Systems †	1,165,345

		1,656,725

Total Industrials		7,979,854

2

Information Technology — 5.7%
Electronic Equipment Manufacturers — 2.1%
22,100	Color Kinetics Incorporated †	429,403
14,100	Itron, Inc. †	917,064
7,100	Kyocera Corporation, ADR	668,465

		2,014,932

Electronic Manufacturing Services — 0.6%
47,600	Maxwell Technologies, Inc. †	595,952

Semiconductor Equipment — 1.9%
26,800	Applied Materials, Inc.	490,976
21,900	MEMC Electronic Materials, Inc. †	1,326,702

		1,817,678

Semiconductors — 1.1%
31,400	Cree, Inc. †	516,844
14,100	International Rectifier Corporation †	538,761

		1,055,605

Total Information Technology		5,484,167

Materials — 2.2%
Industrial Gases — 0.9%
12,500	Air Products and Chemicals, Inc.	924,500

Specialty Chemicals — 1.3%
10,300	OM Group, Inc. †	460,204
21,700	Zoltek Companies, Inc. †	757,981

		1,218,185

Total Materials		2,142,685

Utilities — 1.2%
Electric Utilities — 0.6%
17,100	Idacorp, Inc.	578,664

Independent Power Producers & Energy Traders — 0.6%
14,200	Ormat Technologies, Inc.	595,832

Total Utilities		1,174,496

TOTAL COMMON STOCKS
(Cost $53,507,431)		95,660,938

INVESTMENT COMPANY SECURITY — 0.3%
(Cost $298,899)
298,899	Institutional Money Market Fund – Comerica Class Y Shares (e)	298,899

3

WARRANTS — 0.0%
Industrials — 0.0%
Electrical Components & Equipment — 0.0%
20,000	Lime Energy Co., expires 12/10/07, (exercise price: $13.50) †,(d)	0
5,000	Lime Energy Co., expires 4/17/08, (exercise price: $13.50) †,(d)	0

TOTAL WARRANTS
(Cost $126,156)		0

TOTAL INVESTMENTS
(Cost $53,932,486)(f)	100.2%	$95,959,837

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of March 31, 2007, more than 25% of the Fund’s assets were invested in issuers in the oil, gas and consumable fuels industry, which includes the integrated oil & gas, oil & gas exploration & production, and oil & gas refining & marketing sub-industries. When a fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a fund than they would of a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Fair valued security as of March 31, 2007 (see note (c) above).

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

4

(f)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $43,242,382, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,215,031 and net appreciation for financial reporting purposes was $42,027,351. At March 31, 2007, aggregate cost for financial reporting purposes was $53,932,486.

(g)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATIONS:
ADR — American Depositary Receipt
SPA — Stand-by Purchase Agreement
At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	80.8%	$77,323,594
Norway	3.1	3,003,172
Netherlands	2.8	2,642,717
Italy	2.6	2,534,853
Spain	2.6	2,512,146
France	2.6	2,463,234
United Kingdom	1.8	1,741,775
Denmark	1.2	1,165,345
China	1.0	941,392
Japan	0.7	668,465
Canada	0.7	664,245

TOTAL COMMON STOCKS	99.9	95,660,938
INVESTMENT COMPANY SECURITY	0.3	298,899
WARRANTS	0.0	—

TOTAL INVESTMENTS	100.2%	$95,959,837

5

Munder Index 500 Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 96.8%
Consumer Discretionary — 10.2%
Auto Components — 0.2%
11,319	Goodyear Tire & Rubber Company †	$353,040
12,378	Johnson Controls, Inc.	1,171,206

		1,524,246

Automobiles — 0.4%
119,219	Ford Motor Company	940,638
35,630	General Motors Corporation	1,091,703
16,224	Harley-Davidson, Inc.	953,160

		2,985,501

Distributors — 0.1%
10,868	Genuine Parts Company	532,532

Diversified Consumer Services — 0.1%
8,925	Apollo Group, Inc., Class A †	391,808
20,556	H&R Block, Inc.	432,498

		824,306

Hotels, Restaurants & Leisure — 1.5%
27,869	Carnival Corporation	1,305,941
9,146	Darden Restaurants, Inc.	376,724
11,742	Harrah’s Entertainment, Inc.	991,612
24,658	Hilton Hotels Corporation	886,702
21,309	International Game Technology	860,457
20,773	Marriott International, Inc., Class A	1,017,046
75,812	McDonald’s Corporation	3,415,331
47,306	Starbucks Corporation †	1,483,516
13,521	Starwood Hotels & Resorts Worldwide, Inc.	876,837
5,467	Wendy’s International, Inc.	171,226
11,899	Wyndham Worldwide Corporation †	406,351
16,607	YUM! Brands, Inc.	959,220

		12,750,963

Household Durables — 0.6%
4,132	Black & Decker Corporation (The)	337,254
7,570	Centex Corporation	316,275
17,199	D.R. Horton, Inc.	378,378
9,655	Fortune Brands, Inc.	761,007
4,162	Harman International Industries, Incorporated	399,885
5,008	KB Home	213,691
11,415	Leggett & Platt, Incorporated	258,778
8,792	Lennar Corporation, Class A	371,110

1

17,679	Newell Rubbermaid, Inc.	549,640
13,476	Pulte Homes, Inc.	356,575
3,723	Snap-On Incorporated	179,076
5,185	Stanley Works (The)	287,042
4,999	Whirlpool Corporation	424,465

		4,833,176

Internet & Catalog Retail — 0.2%
19,704	Amazon.com, Inc. †	784,022
13,679	IAC/ InterActiveCorp †	515,835

		1,299,857

Leisure Equipment & Products — 0.2%
5,855	Brunswick Corporation	186,482
18,323	Eastman Kodak Company	413,367
10,130	Hasbro, Inc.	289,920
24,767	Mattel, Inc.	682,826

		1,572,595

Media — 3.4%
46,492	CBS Corporation, Class B	1,422,190
31,257	Clear Channel Communications, Inc.	1,095,245
195,918	Comcast Corporation, Class A †	5,084,072
48,798	DIRECTV Group Inc. (The) †	1,125,770
4,150	Dow Jones & Company, Inc.	143,050
5,314	E.W. Scripps Company (The)	237,430
14,792	Gannett Co., Inc.	832,642
29,526	Interpublic Group of Companies, Inc. †	363,465
22,359	McGraw-Hill Companies, Inc. (The)	1,405,934
2,470	Meredith Corporation	141,753
9,170	New York Times Company (The), Class A	215,587
147,799	News Corporation	3,417,113
10,526	Omnicom Group Inc.	1,077,652
240,360	Time Warner Inc.	4,739,899
11,197	Tribune Company	359,536
43,602	Viacom Inc., Class B †	1,792,478
129,039	Walt Disney Company (The)	4,442,813

		27,896,629

Multiline Retail — 1.2%
6,983	Big Lots, Inc. †	218,428
3,882	Dillard’s, Inc., Class A	127,058
19,901	Dollar General Corporation	420,906
9,671	Family Dollar Stores, Inc.	286,455
33,082	Federated Department Stores, Inc.	1,490,344
14,172	J.C. Penney Company, Inc.	1,164,372
20,600	Kohl’s Corporation †	1,578,166
14,411	Nordstrom, Inc.	762,918

2

5,235	Sears Holdings Corporation †	943,138
54,105	Target Corporation	3,206,262

		10,198,047

Specialty Retail — 1.9%
5,600	Abercrombie & Fitch Co., Class A	423,808
9,540	AutoNation, Inc. †	202,630
3,129	AutoZone, Inc. †	400,950
18,029	Bed Bath & Beyond, Inc. †	724,225
25,501	Best Buy Co., Inc.	1,242,409
9,049	Circuit City Stores, Inc.	167,678
33,605	Gap, Inc. (The)	578,342
128,563	Home Depot, Inc. (The)	4,723,405
21,814	Limited Brands, Inc.	568,473
95,927	Lowe’s Companies, Inc.	3,020,741
17,417	Office Depot, Inc. †	612,033
4,750	OfficeMax Incorporated	250,515
8,662	RadioShack Corporation	234,134
7,137	Sherwin-Williams Company (The)	471,328
45,167	Staples, Inc.	1,167,115
8,632	Tiffany & Co.	392,583
28,668	TJX Companies, Inc. (The)	772,889

		15,953,258

Textiles, Apparel & Luxury Goods — 0.4%
23,437	Coach, Inc. †	1,173,022
7,031	Jones Apparel Group, Inc.	216,063
6,536	Liz Claiborne, Inc.	280,068
11,905	NIKE, Inc., Class B	1,265,025
3,912	Polo Ralph Lauren Corporation	344,843
5,702	V.F. Corporation	471,099

		3,750,120

Total Consumer Discretionary		84,121,230

Consumer Staples — 9.3%
Beverages — 2.0%
48,057	Anheuser-Busch Companies, Inc.	2,424,956
5,023	Brown-Forman Corporation, Class B	329,308
126,890	Coca-Cola Company (The)	6,090,720
17,676	Coca-Cola Enterprises, Inc.	357,939
13,398	Constellation Brands, Inc., Class A †	283,770
2,916	Molson Coors Brewing Company	275,912
8,281	Pepsi Bottling Group, Inc. (The)	264,081
103,170	PepsiCo, Inc.	6,557,485

		16,584,171

Food & Staples Retailing — 2.3%
28,493	Costco Wholesale Corporation	1,534,063
97,026	CVS Corporation/ Caremark Corporation	3,312,468
44,597	Kroger Co. (The)	1,259,865

3

27,749	Safeway Inc.	1,016,723
13,130	SUPERVALU Inc.	512,989
38,866	SYSCO Corporation	1,314,837
154,912	Wal-Mart Stores, Inc. (d)	7,273,118
63,046	Walgreen Co.	2,893,181
8,855	Whole Foods Market, Inc.	397,147

		19,514,391

Food Products — 1.1%
41,118	Archer-Daniels-Midland Company	1,509,031
13,890	Campbell Soup Company	541,015
31,822	ConAgra Foods, Inc.	792,686
8,123	Dean Foods Company †	379,669
21,881	General Mills, Inc.	1,273,912
20,463	H.J. Heinz Company	964,217
10,902	Hershey Foods Corporation	595,903
15,794	Kellogg Company	812,285
11,815	Kraft Foods Inc., Class A	374,535
8,381	McCormick & Company, Incorporated	322,836
46,204	Sara Lee Corporation	781,772
16,070	Tyson Foods, Inc., Class A	311,919
13,742	Wm. Wrigley Jr. Company	699,880

		9,359,660

Household Products — 2.1%
9,528	Clorox Company	606,838
32,342	Colgate-Palmolive Company	2,160,122
28,753	Kimberly-Clark Corporation	1,969,293
198,772	Procter & Gamble Company (The)	12,554,440

		17,290,693

Personal Products — 0.2%
27,785	Avon Products, Inc.	1,035,269
7,324	Estee Lauder Companies Inc. (The), Class A	357,778

		1,393,047

Tobacco — 1.6%
132,200	Altria Group, Inc.	11,608,482
10,934	Reynolds American, Inc.	682,391
10,261	UST Inc.	594,933

		12,885,806

Total Consumer Staples		77,027,768

Energy — 9.8%
Energy Equipment & Services — 1.8%
20,173	Baker Hughes Incorporated	1,334,041
18,697	BJ Services Company	521,646
9,504	ENSCO International Incorporated	517,018
62,942	Halliburton Company	1,997,779
17,542	Nabors Industries Ltd. †	520,471

4

11,074	National Oilwell Varco, Inc. †	861,446
8,472	Noble Corporation	666,577
7,043	Rowan Companies, Inc.	228,686
74,241	Schlumberger Limited	5,130,053
12,717	Smith International, Inc.	611,052
18,455	Transocean Inc. †	1,507,774
21,302	Weatherford International Ltd. †	960,720

		14,857,263

Oil, Gas & Consumable Fuels — 8.0%
29,322	Anadarko Petroleum Corporation	1,260,260
20,848	Apache Corporation	1,473,954
25,793	Chesapeake Energy Corporation	796,488
135,928	Chevron Corporation	10,053,235
103,569	ConocoPhillips	7,078,941
11,647	CONSOL Energy Inc.	455,747
27,998	Devon Energy Corporation	1,938,021
43,991	El Paso Corporation	636,550
15,370	EOG Resources, Inc.	1,096,496
358,653	Exxon Mobil Corporation (d)	27,060,369
17,019	Hess Corporation	944,044
6,762	Kinder Morgan, Inc.	719,815
21,787	Marathon Oil Corporation	2,153,209
11,930	Murphy Oil Corporation	637,062
52,795	Occidental Petroleum Corporation	2,603,321
16,825	Peabody Energy Corporation	677,038
39,551	Spectra Energy Corp.	1,039,005
7,643	Sunoco, Inc.	538,373
38,055	Valero Energy Corporation	2,454,167
37,662	Williams Companies, Inc. (The)	1,071,860
23,179	XTO Energy Inc.	1,270,441

		65,958,396

Total Energy		80,815,659

Financials — 20.9%
Capital Markets — 3.6%
15,068	Ameriprise Financial, Inc.	860,986
47,621	Bank of New York Company, Inc. (The)	1,931,032
7,544	Bear Stearns Companies Inc. (The)	1,134,240
64,699	Charles Schwab Corporation (The)	1,183,345
27,230	E*TRADE Financial Corporation †	577,821
5,761	Federated Investors, Inc., Class B	211,544
10,546	Franklin Resources, Inc.	1,274,273
25,913	Goldman Sachs Group, Inc. (The)	5,354,403
11,952	Janus Capital Group Inc.	249,916
8,284	Legg Mason, Inc.	780,436
33,140	Lehman Brothers Holdings Inc.	2,322,120
26,268	Mellon Financial Corporation	1,133,201
55,708	Merrill Lynch & Co., Inc.	4,549,672

5

67,061	Morgan Stanley	5,281,724
11,956	Northern Trust Corporation	719,034
21,030	State Street Corporation	1,361,692
16,814	T. Rowe Price Group, Inc.	793,453

		29,718,892

Commercial Banks — 3.9%
34,142	BB&T Corporation	1,400,505
9,931	Comerica Incorporated (e)	587,121
11,961	Commerce Bancorp, Inc.	399,258
8,280	Compass Bancshares, Inc.	569,664
35,040	Fifth Third Bancorp	1,355,697
7,938	First Horizon National Corporation	329,665
15,156	Huntington Bancshares Incorporated	331,159
24,939	KeyCorp	934,464
4,839	M&T Bank Corporation	560,501
16,270	Marshall & Ilsley Corporation	753,464
37,323	National City Corporation	1,390,282
21,806	PNC Financial Services Group, Inc. (The)	1,569,378
46,095	Regions Financial Corporation	1,630,380
22,379	SunTrust Banks, Inc.	1,858,352
20,727	Synovus Financial Corp.	670,311
111,576	U.S. Bancorp	3,901,813
120,051	Wachovia Corporation	6,608,807
212,834	Wells Fargo & Company	7,327,875
6,929	Zions Bancorporation	585,639

		32,764,335

Consumer Finance — 0.9%
75,111	American Express Company	4,236,261
25,865	Capital One Financial Corporation	1,951,773
25,857	SLM Corporation	1,057,551

		7,245,585

Diversified Financial Services — 5.3%
281,731	Bank of America Corporation (d)	14,373,916
2,195	Chicago Mercantile Exchange Holdings Inc.	1,168,750
12,189	CIT Group Inc.	645,042
308,831	Citigroup, Inc. (d)	15,855,383
218,802	JPMorgan Chase & Co.	10,585,641
14,736	Moody’s Corporation	914,516

		43,543,248

Insurance — 4.6%
20,581	ACE Limited	1,174,352
30,985	AFLAC Incorporated	1,458,154
38,977	Allstate Corporation (The)	2,340,959
6,448	Ambac Financial Group, Inc.	557,043
163,885	American International Group, Inc. (d)	11,016,350
18,796	Aon Corporation	713,496

6

25,738	Chubb Corporation (The)	1,329,883
11,049	Cincinnati Financial Corporation	468,478
27,767	Genworth Financial, Inc., Class A	970,179
20,214	Hartford Financial Services Group, Inc.	1,932,054
17,437	Lincoln National Corporation	1,182,054
28,415	Loews Corporation	1,290,894
34,821	Marsh & McLennan Companies, Inc.	1,019,907
8,598	MBIA Inc.	563,083
47,414	MetLife, Inc.	2,994,194
16,874	Principal Financial Group, Inc.	1,010,246
46,898	Progressive Corporation (The)	1,023,314
29,544	Prudential Financial, Inc.	2,666,641
6,713	SAFECO Corporation	445,945
6,255	Torchmark Corporation	410,265
42,558	Travelers Companies, Inc. (The)	2,203,228
21,847	UnumProvident Corporation	503,136
11,516	XL Capital Ltd., Class A	805,659

		38,079,514

Real Estate Investment Trusts (REITs) — 1.2%
6,154	Apartment Investment and Management Company, Class A	355,024
13,928	Archstone-Smith Trust	756,012
4,998	AvalonBay Communities, Inc.	649,740
7,451	Boston Properties, Inc.	874,747
8,000	Developers Diversified Realty Corporation	503,200
18,632	Equity Residential	898,621
32,800	Host Hotels & Resorts, Inc.	862,968
14,239	Kimco Realty Corporation	694,009
11,291	Plum Creek Timber Company, Inc.	445,091
16,141	ProLogis	1,048,035
7,728	Public Storage, Inc.	731,610
13,958	Simon Property Group, Inc.	1,552,828
8,235	Vornado Realty Trust	982,765

		10,354,650

Real Estate Management & Development — 0.1%
11,785	CB Richard Ellis Group, Inc. †	402,811
13,672	Realogy Corporation †	404,828

		807,639

Thrifts & Mortgage Finance — 1.3%
37,150	Countrywide Financial Corporation	1,249,726
43,655	Federal Home Loan Mortgage Corporation	2,597,036
60,972	Federal National Mortgage Association	3,327,852
31,176	Hudson City Bancorp, Inc.	426,488
5,294	MGIC Investment Corporation	311,922

7

22,923	Sovereign Bancorp, Inc.	583,161
56,004	Washington Mutual, Inc.	2,261,442

		10,757,627

Total Financials		173,271,490

Health Care — 11.5%
Biotechnology — 1.2%
73,543	Amgen Inc. †	4,109,583
21,501	Biogen Idec Inc. †	954,214
23,754	Celgene Corporation †	1,246,135
16,596	Genzyme Corporation †	996,092
29,327	Gilead Sciences, Inc. †	2,243,515
14,976	MedImmune, Inc. †	544,977

		10,094,516

Health Care Equipment & Supplies — 1.6%
3,429	Bausch & Lomb, Inc.	175,428
40,934	Baxter International, Inc.	2,155,994
15,407	Becton, Dickinson and Company	1,184,644
15,428	Biomet, Inc.	655,536
74,602	Boston Scientific Corporation †	1,084,713
6,568	C.R. Bard, Inc.	522,222
9,937	Hospira, Inc. †	406,423
72,542	Medtronic, Inc.	3,558,910
21,685	St. Jude Medical, Inc. †	815,573
18,783	Stryker Corporation	1,245,689
8,232	Varian Medical Systems, Inc. †	392,584
14,939	Zimmer Holdings, Inc. †	1,275,940

		13,473,656

Health Care Providers & Services — 2.2%
32,530	Aetna, Inc.	1,424,489
11,935	AmerisourceBergen Corporation	629,571
25,216	Cardinal Health, Inc.	1,839,507
6,140	CIGNA Corporation	875,933
10,163	Coventry Health Care, Inc. †	569,636
8,638	Express Scripts, Inc. †	697,259
10,601	Humana, Inc. †	615,070
7,710	Laboratory Corporation of America Holdings †	559,977
4,716	Manor Care, Inc.	256,362
18,608	McKesson Corporation	1,089,312
18,145	Medco Health Solutions, Inc. †	1,316,057
8,862	Patterson Companies, Inc. †	314,512
10,001	Quest Diagnostics Incorporated	498,750
30,060	Tenet Healthcare Corporation †	193,286
85,314	UnitedHealth Group, Inc.	4,519,083
38,579	WellPoint, Inc. †	3,128,757

		18,527,561

8

Health Care Technology — 0.1%
12,293	IMS Health, Inc.	364,610

Life Sciences Tools & Services — 0.3%
11,684	Applera Corporation — Applied Biosystems Group	345,496
3,406	Millipore Corporation †	246,833
7,842	PerkinElmer, Inc.	189,933
26,459	Thermo Fisher Scientific †	1,236,958
6,472	Waters Corporation †	375,376

		2,394,596

Pharmaceuticals — 6.1%
97,205	Abbott Laboratories	5,424,039
9,685	Allergan, Inc.	1,073,292
6,785	Barr Pharmaceuticals, Inc. †	314,485
127,216	Bristol-Myers Squibb Company	3,531,516
62,151	Eli Lilly and Company	3,338,130
20,023	Forest Laboratories, Inc. †	1,029,983
182,311	Johnson & Johnson (d)	10,986,061
15,505	King Pharmaceuticals, Inc. †	304,983
136,476	Merck & Co., Inc.	6,028,145
15,418	Mylan Laboratories, Inc.	325,936
446,437	Pfizer, Inc. (d)	11,276,999
93,719	Schering-Plough Corporation	2,390,772
6,535	Watson Pharmaceuticals, Inc. †	172,720
84,801	Wyeth	4,242,594

		50,439,655

Total Health Care		95,294,594

Industrials — 10.5%
Aerospace & Defense — 2.4%
49,719	Boeing Company (The)	4,420,516
25,558	General Dynamics Corporation	1,952,631
7,957	Goodrich Corporation	409,626
50,391	Honeywell International, Inc.	2,321,010
7,843	L-3 Communications Holdings, Inc.	686,027
22,355	Lockheed Martin Corporation	2,168,882
22,030	Northrop Grumman Corporation	1,635,067
28,107	Raytheon Company	1,474,493
10,664	Rockwell Collins, Inc.	713,742
62,729	United Technologies Corporation	4,077,385

		19,859,379

Air Freight & Logistics — 0.9%
10,904	C.H. Robinson Worldwide, Inc.	520,666
19,346	FedEx Corporation	2,078,341
67,181	United Parcel Service, Inc., Class B	4,709,388

		7,308,395

9

Airlines — 0.1%
49,666	Southwest Airlines Co.	730,090

Building Products — 0.2%
11,063	American Standard Companies, Inc.	586,560
24,668	Masco Corporation	675,903

		1,262,463

Commercial Services & Supplies — 0.5%
16,194	Allied Waste Industries, Inc. †	203,882
5,772	Avery Dennison Corporation	370,909
8,704	Cintas Corporation	314,214
7,980	Equifax, Inc.	290,871
8,187	Monster Worldwide, Inc. †	387,818
13,877	Pitney Bowes, Inc.	629,877
13,827	R.R. Donnelley & Sons Company	505,930
10,688	Robert Half International, Inc.	395,563
33,580	Waste Management, Inc.	1,155,488

		4,254,552

Construction & Engineering — 0.1%
5,615	Fluor Corporation	503,778

Electrical Equipment — 0.4%
11,596	Cooper Industries, Ltd., Class A	521,704
50,262	Emerson Electric Co.	2,165,790
10,436	Rockwell Automation, Inc.	624,803

		3,312,297

Industrial Conglomerates — 3.7%
46,230	3M Company	3,533,359
647,781	General Electric Company (d)	22,905,536
7,892	Textron, Inc.	708,701
124,554	Tyco International Ltd.	3,929,679

		31,077,275

Machinery — 1.5%
40,682	Caterpillar, Inc.	2,726,914
3,282	Cummins, Inc.	474,971
14,993	Danaher Corporation	1,071,250
14,290	Deere & Company	1,552,466
13,021	Dover Corporation	635,555
9,209	Eaton Corporation	769,504
26,050	Illinois Tool Works, Inc.	1,344,180
19,555	Ingersoll-Rand Company Limited, Class A	848,100
11,452	ITT Industries, Inc.	690,785
15,639	PACCAR Inc.	1,147,903
7,807	Pall Corporation	296,666
7,292	Parker-Hannifin Corporation	629,373
6,486	Terex Corporation †	465,435

		12,653,102

10

Road & Rail — 0.7%
22,612	Burlington Northern Santa Fe Corporation	1,818,683
27,515	CSX Corporation	1,101,976
25,007	Norfolk Southern Corporation	1,265,354
3,873	Ryder System, Inc.	191,094
17,055	Union Pacific Corporation	1,731,935

		6,109,042

Trading Companies & Distributors — 0.0% #
4,511	W.W. Grainger, Inc.	348,430

Total Industrials		87,418,803

Information Technology — 14.4%
Communications Equipment — 2.5%
7,476	ADC Telecommunications, Inc. †	125,148
28,962	Avaya, Inc. †	342,041
5,385	Ciena Corp †	150,511
380,489	Cisco Systems, Inc. †	9,713,884
98,882	Corning, Incorporated †	2,248,577
13,463	JDS Uniphase Corporation †	205,042
36,083	Juniper Networks, Inc. †	710,113
150,582	Motorola, Inc.	2,660,784
104,351	QUALCOMM Incorporated	4,451,614
28,176	Tellabs, Inc. †	278,942

		20,886,656

Computers & Peripherals — 3.6%
54,245	Apple Inc. †	5,039,903
143,099	Dell, Inc. †	3,321,328
132,800	EMC Corporation †	1,839,280
168,601	Hewlett-Packard Company	6,767,644
94,840	International Business Machines Corporation (d)	8,939,618
6,047	Lexmark International, Inc., Class A †	353,508
11,365	NCR Corporation †	542,906
23,374	Network Appliance, Inc. †	853,618
10,054	QLogic Corporation †	170,918
14,352	SanDisk Corporation †	628,618
226,828	Sun Microsystems, Inc. †	1,363,236

		29,820,577

Electronic Equipment & Instruments — 0.2%
25,428	Agilent Technologies, Inc. †	856,669
11,779	Jabil Circuit, Inc.	252,188
9,042	Molex Incorporated	254,984
33,983	Sanmina-SCI Corporation †	123,019
58,330	Solectron Corporation †	183,740
5,261	Tektronix, Inc.	148,150

		1,818,750

11

Information Technology Services — 1.1%
6,308	Affiliated Computer Services, Inc., Class A †	371,415
34,665	Automatic Data Processing, Inc.	1,677,786
9,043	Cognizant Technology Solutions Corporation, Class A †	798,226
10,952	Computer Sciences Corporation †	570,928
8,788	Convergys Corporation †	223,303
32,406	Electronic Data Systems Corporation	896,998
10,324	Fidelity National Information Services, Inc.	469,329
47,434	First Data Corporation	1,275,975
10,746	Fiserv, Inc. †	570,183
21,366	Paychex, Inc.	809,130
8,442	Sabre Holdings Corporation, Class A	276,475
21,977	Unisys Corporation †	185,266
48,884	Western Union Company (The)	1,073,004

		9,198,018

Internet Software & Services — 1.4%
71,577	eBay, Inc. †	2,372,777
13,712	Google Inc., Class A †	6,282,290
15,634	VeriSign, Inc. †	392,726
76,909	Yahoo! Inc. †	2,406,483

		11,454,276

Office Electronics — 0.1%
59,780	Xerox Corporation †	1,009,684

Semiconductors & Semiconductor Equipment — 2.3%
34,989	Advanced Micro Devices, Inc. †	456,956
22,459	Altera Corporation	448,955
21,022	Analog Devices, Inc.	725,049
87,995	Applied Materials, Inc.	1,612,068
29,910	Broadcom Corporation, Class A †	959,214
363,289	Intel Corporation	6,949,719
12,697	KLA-Tencor Corporation	677,004
19,067	Linear Technology Corporation	602,326
48,536	LSI Logic Corporation †	506,716
20,201	Maxim Integrated Products, Inc.	593,909
48,116	Micron Technology, Inc. †	581,241
17,866	National Semiconductor Corporation	431,285
7,883	Novellus Systems, Inc. †	252,414
22,397	NVIDIA Corporation †	644,586
13,382	PMC-Sierra, Inc. †	93,808
12,104	Teradyne, Inc. †	200,200
90,928	Texas Instruments Incorporated	2,736,933
20,905	Xilinx, Inc.	537,886

		19,010,269

Software — 3.2%
37,205	Adobe Systems Incorporated †	1,551,448
14,777	Autodesk, Inc. †	555,615

12

13,080	BMC Software, Inc. †	402,733
26,194	CA, Inc.	678,687
11,517	Citrix Systems, Inc. †	368,890
20,680	Compuware Corporation †	196,253
19,675	Electronic Arts, Inc. †	990,833
21,579	Intuit, Inc. †	590,401
542,839	Microsoft Corporation (d)	15,128,923
21,622	Novell, Inc. †	156,111
251,366	Oracle Corporation †	4,557,266
58,243	Symantec Corporation †	1,007,604

		26,184,764

Total Information Technology		119,382,994

Materials — 3.0%
Chemicals — 1.5%
13,635	Air Products and Chemicals, Inc.	1,008,444
3,511	Ashland Inc.	230,322
60,422	Dow Chemical Company (The)	2,770,953
58,214	E.I. du Pont de Nemours and Company	2,877,518
5,248	Eastman Chemical Company	332,356
11,373	Ecolab, Inc.	489,039
7,242	Hercules, Inc. †	141,509
4,976	International Flavors & Fragrances, Inc.	234,967
34,238	Monsanto Company	1,881,720
10,329	PPG Industries, Inc.	726,232
20,181	Praxair, Inc.	1,270,596
9,055	Rohm & Haas Company	468,324
8,411	Sigma-Aldrich Corporation	349,225

		12,781,205

Construction Materials — 0.1%
6,022	Vulcan Materials Company	701,443

Containers & Packaging — 0.2%
6,644	Ball Corporation	304,627
6,686	Bemis Company, Inc.	223,246
8,487	Pactiv Corporation †	286,351
10,282	Sealed Air Corporation	324,911
6,624	Temple-Inland, Inc.	395,718

		1,534,853

Metals & Mining — 0.9%
54,776	Alcoa, Inc.	1,856,906
6,424	Allegheny Technologies, Inc.	685,376
23,503	Freeport-McMoRan Copper & Gold, Inc., Class B	1,555,664
28,407	Newmont Mining Corporation	1,192,810
18,969	Nucor Corporation	1,235,451
7,464	United States Steel Corporation	740,205

		7,266,412

13

Paper & Forest Products — 0.3%
28,510	International Paper Company	1,037,764
11,556	MeadWestvaco Corporation	356,387
13,305	Weyerhaeuser Company	994,416

		2,388,567

Total Materials		24,672,480

Telecommunication Services — 3.6%
Diversified Telecommunication Services — 3.0%
393,347	AT&T Inc.	15,509,672
7,015	CenturyTel, Inc.	317,008
21,562	Citizens Communications Company	322,352
9,534	Embarq Corporation	537,241
98,809	Qwest Communications International, Inc. †	888,293
183,307	Verizon Communications Inc.	6,951,001
30,408	Windstream Corporation	446,694

		24,972,261

Wireless Telecommunication Services — 0.6%
22,693	ALLTEL Corporation	1,406,966
182,843	Sprint Nextel Corporation	3,466,703

		4,873,669

Total Telecommunication Services		29,845,930

Utilities — 3.6%
Electric Utilities — 1.8%
10,359	Allegheny Energy, Inc. †	509,041
24,988	American Electric Power Company, Inc.	1,218,165
79,191	Duke Energy Corporation	1,606,785
20,524	Edison International	1,008,344
12,492	Entergy Corporation	1,310,661
42,216	Exelon Corporation	2,900,661
20,108	FirstEnergy Corp.	1,331,954
25,549	FPL Group, Inc.	1,562,832
6,368	Pinnacle West Capital Corporation	307,256
24,336	PPL Corporation	995,343
16,212	Progress Energy, Inc.	817,733
47,371	Southern Company (The)	1,736,147

		15,304,922

Gas Utilities — 0.1%
2,851	Nicor, Inc.	138,045
5,476	Questar Corporation	488,514

		626,559

Independent Power Producers & Energy Traders — 0.5%
41,840	AES Corporation (The) †	900,397
11,381	Constellation Energy Group, Inc.	989,578

14

24,143	Dynegy, Inc., Class A †	223,564
28,929	TXU Corp.	1,854,349

		3,967,888

Multi-Utilities — 1.2%
13,155	Ameren Corporation	661,696
19,952	CenterPoint Energy, Inc.	357,939
14,186	CMS Energy Corporation	252,511
16,378	Consolidated Edison, Inc.	836,261
21,983	Dominion Resources, Inc.	1,951,431
11,157	DTE Energy Company	534,420
4,783	Integrys Energy Group, Inc.	265,504
11,179	KeySpan Corporation	460,016
17,412	NiSource, Inc.	425,549
22,247	PG&E Corporation	1,073,863
15,923	Public Service Enterprise Group, Inc.	1,322,246
16,562	Sempra Energy	1,010,448
13,342	TECO Energy, Inc.	229,616
25,950	Xcel Energy, Inc.	640,706

		10,022,206

Total Utilities		29,921,575

TOTAL COMMON STOCKS
(Cost $386,230,409)		801,772,523

INVESTMENT COMPANY SECURITY — 2.9%
(Cost $24,440,078)
24,440,078	Institutional Money Market Fund – Comerica Class Y Shares (f)	24,440,078

Principal Amount

U.S. TREASURY BILL — 0.5%
(Cost $4,129,254)
$4,200,000	4.930% due 08/02/2007 (g)	4,129,254

TOTAL INVESTMENTS
(Cost $414,799,741)(c)	100.2%	$830,341,855

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by

15

the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $430,645,906, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $15,103,792 and net appreciation for financial reporting purposes was $415,542,114. At March 31, 2007, aggregate cost for financial reporting purposes was 414,799,741.

(d)	Security, or a portion thereof, pledged or designated as collateral for futures contracts.

(e)	Affiliated company security. The term ”affiliated company” includes any company with control over an investment advisor to the Fund. World Asset Management, Inc., sub-advisor to the Fund, is a wholly-owned, indirect subsidiary of Comerica Incorporated. At, or during the period ended March 31, 2007, the Fund held the following security of an affiliated company:

		Purchased		Sold
Affiliated	Value at					Value at
Company	12/31/06	Cost	Shares	Cost	Shares	03/31/07

Comerica Incorporated	$611,504	$—	—	$29,992	490	$587,121

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(g)	Rate represents annualized yield at date of purchase.

(h)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

16

Munder Intermediate Bond Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Principal
Amount		Value(b),(n)

ASSET-BACKED SECURITIES — 9.3%
Auto Loan — 1.2%
$3,216,584	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.940% due 03/22/2010	$3,180,422
535,250	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	530,197

		3,710,619

Credit Card — 6.3%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	4,960,184
1,560,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.870% due 03/15/2011 (d),(e)	1,600,555
4,500,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.450% due 05/10/2013	4,579,383
2,400,000	MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7, 5.420% due 12/15/2011 (e)	2,405,751
5,050,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	5,472,798

		19,018,671

Home Equity Loans — 0.2%
165,745	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	164,841
467,670	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.610% due 03/25/2033 (e)	467,997

		632,838

Time Share Receivables — 0.8%
2,638,350	Marriott Vacation Club Owner Trust, MTN, Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (f),(g),(h)	2,567,520

1

Utilities — 0.7%
202,104	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	202,104
1,810,767	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	1,818,651

		2,020,755

Other — 0.1%
260,332	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.872% due 09/01/2010 (e),(f),(g),(i),(j)	260,332

TOTAL ASSET-BACKED SECURITIES
(Cost $28,499,332)		28,210,735

CORPORATE BONDS AND NOTES — 46.4%
Financials — 29.0%
5,000,000	AIG SunAmerica Institutional, MTN, YNK, 5.750% due 02/16/2009	5,055,345
2,000,000	Banco Mercantil Del Norte SA, 144A, YNK, 5.875% due 02/17/2014 (e),(f),(g),(i)	2,012,500
3,315,000	Bank of New York Co. Inc., 3.400% due 03/15/2013	3,260,200
5,000,000	Belo PLC, Series EVST-2, Class 21A, 144A, YNK 7.350% due 02/27/2012 (f),(g),(i)	4,990,000
3,265,000	Block Financial Corporation, 8.500% due 04/15/2007	3,267,687
4,850,000	CIT Group Inc., 5.400% due 03/07/2013	4,815,725
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,974,140
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009	2,008,802
4,550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	4,432,979
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	6,890,871
985,000	HSBC Finance Corporation, 5.500% due 01/19/2016	979,129
3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	2,909,940
5,000,000	Inter-American Development Bank, YNK, 7.375% due 01/15/2010 (d)	5,330,690
2,650,000	International Lease Finance Corporation, MTN, 4.375% due 11/01/2009 (d)	2,604,264

2

5,000,000	Key Bank National Association, MTN, 5.800% due 07/01/2014 (d)	5,106,265
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,548,026
2,540,000	Morgan Stanley Group, Inc., 5.375% due 10/15/2015	2,499,309
2,000,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	2,143,304
1,695,000	PNC Funding Corp., 5.625% due 02/01/2017	1,707,163
6,900,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	6,735,318
1,750,000	RBS Capital Trust I, (becomes variable June 2013), 4.709% due 12/29/2049	1,672,223
3,000,000	Residential Capital Corp., MTN, 6.500% due 04/17/2013	2,971,518
2,320,000	SLM Corporation, MTN, 5.520% due 07/26/2010 (d),(e)	2,317,675
800,000	Suntrust Bank, 5.450% due 12/01/2017	796,679
5,000,000	UBS Preferred Funding Trust II, (becomes variable June 2011), 7.247% due 06/26/2049	5,367,980
2,656,000	Westdeutsche Landesbank, 4.796% due 07/15/2015 (d)	2,560,111

		87,957,843

Industrials — 14.5%
4,000,000	Abbott Laboratories, 5.875% due 05/15/2016	4,137,988
1,500,000	Allied Waste North America, Inc., 6.375% due 04/15/2011	1,496,250
3,485,000	American Standard, Inc., 7.375% due 02/01/2008 (d)	3,529,374
	Centex Corp.:
4,000,000	6.500% due 05/01/2016 (d)	3,932,680
3,000,000	5.800% due 09/15/2009	3,004,422
4,475,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	4,355,043
5,000,000	Home Depot Inc., 5.400% due 03/01/2016	4,882,440
1,000,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	1,054,310
1,000,000	Sunoco Inc., 5.750% due 01/15/2017	987,330
1,470,000	Swift Energy Co., 7.625% due 07/15/2011	1,506,750

3

1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	1,054,504
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	3,458,044
5,000,000	Union Texas Petroleum Holdings, Inc., MAPS, (becomes variable April 2008), 7.000% due 04/15/2008	5,092,425
1,500,000	Westlake Chemical Corp., 6.625% due 01/15/2016 (d)	1,462,500
4,000,000	WMC Finance USA, YNK, 5.125% due 05/15/2013	3,963,612

		43,917,672

Utilities — 2.9%
2,735,000	Cleveland Electric Illumination Co., 5.700% due 04/01/2017	2,718,549
2,420,000	Pepco Holdings, Inc., 6.450% due 08/15/2012 (d)	2,532,305
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	3,431,061

		8,681,915

TOTAL CORPORATE BONDS AND NOTES
(Cost $141,085,322)		140,557,430

MORTGAGE-BACKED SECURITIES — 18.0%
Collateralized Mortgage Obligations (CMO) – Agency — 6.9%
	FHLMC:
2,941,282	Series 1650 Class J, 6.500% due 06/15/2023	2,960,016
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	3,973,770
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	7,952,491
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,481,786
1,754,931	FNMA, Series 2003-63, Class GU, 4.000% due 07/25/2033	1,728,142

		21,096,205

Commercial Mortgage-Backed Securities — 6.7%
873,247	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	880,622
6,000,000	Bear Stearns Commercial Mortgage Securities, 4.254% due 07/11/2042	5,876,225
1,915,000	First Union National Bank – Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	1,978,956

4

2,000,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	1,991,304
3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	2,941,358
6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.856% due 05/15/2043 (e)	6,648,658

		20,317,123

Mortgage Pass-Through Securities — 4.4%
	FHLMC:
81,255	Pool #A00813, 9.000% due 10/01/2020	85,198
268,503	Pool #F70013, Gold, 7.000% due 12/01/2011	274,747
	FNMA:
178,270	Pool #070225, 7.500% due 08/01/2018	185,634
366,390	Pool #250550, 6.500% due 05/01/2026	376,576
664,233	Pool #251518, 6.000% due 02/01/2013	675,759
749,281	Pool #251760, 6.000% due 06/01/2013	763,321
779,449	Pool #323406, 5.957% due 11/01/2008	782,228
146,590	Pool #490365, 7.064% due 12/01/2028 (e)	148,359
2,257,098	Pool #555290, 4.913% due 02/01/2013	2,244,938
5,247,885	Pool #780620, 5.500% due 05/01/2034	5,204,882
835,745	Pool #790362, 4.898% due 08/01/2034 (e)	835,292
	GNMA:
116,793	Pool #780077, 8.000% due 03/15/2025	123,814
1,516,644	Pool #781008, 6.000% due 03/15/2029	1,542,330

		13,243,078

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $55,121,207)		54,656,406

5

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
Government Sponsored Enterprises (GSE) — 6.6%
2,000,000	FHLB, 5.125% due 06/13/2008	2,002,770
	FHLMC:
1,200,000	4.875% due 11/15/2013	1,197,234
1,050,000	5.625% due 03/15/2011	1,079,397
	FNMA:
6,000,000	4.375% due 09/07/2007	5,976,264
3,600,000	5.250% due 04/15/2007	3,599,849
5,000,000	6.625% due 11/15/2010	5,296,500
625,000	7.125% due 06/15/2010	667,633

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,792,590)		19,819,647

U.S. TREASURY OBLIGATIONS — 15.7%
U.S. Treasury Bonds — 0.5%
1,295,000	7.500% due 11/15/2016 (d)	1,573,778

U.S. Treasury Notes — 15.2%
565,000	2.625% due 03/15/2009 (d)	544,475
4,700,000	4.250% due 11/15/2013 (d)	4,611,692
5,500,000	4.500% due 11/15/2015 (d)	5,443,927
4,300,000	4.500% due 02/15/2016 (d)	4,256,329
14,480,000	4.625% due 10/31/2011 (d)	14,527,509
1,905,000	4.750% due 05/15/2014 (d)	1,922,189
700,000	5.000% due 08/15/2011 (d)	713,563
11,675,000	7.250% due 05/15/2016 (d)	13,890,973

		45,910,657

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $47,383,302)		47,484,435

FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Government — 1.2%
1,800,000	ELM BV, 144A, YNK, 21.365% due 06/20/2013 (e),(f),(g),(i),(j)	1,755,000
2,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	1,968,504

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,795,835)		3,723,504

Shares

INVESTMENT COMPANY SECURITY — 1.9%
(Cost $5,750,548)
5,750,548	Institutional Money Market Fund — Comerica Class Y Shares (k)	5,750,548

6

COLLATERAL FOR SECURITIES ON LOAN (c) — 21.2%
(Cost $64,261,055)
64,261,055	State Street Navigator Securities Lending Trust — Prime Portfolio (l)	64,261,055

TOTAL INVESTMENTS
(Cost $365,689,191)(m)	120.3%	$364,463,760

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2007.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $9,017,832, 3.0% of net assets.

7

Security	Acquisition Date	Cost

Banco Mercantil Del Norte SA, 144A, YNK, 5.875% due 02/17/2014	02/10/2004	$1,996,244
Belo PLC, Series EVST-2, Class 21A, 144A, YNK 7.350% due 02/27/2012	01/26/2007	5,000,000
ELM BV, 144A, YNK, 21.365% due 06/20/2013	06/13/2006	1,800,000
Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.872% due 09/01/2010	10/24/2005	260,592

(j)	Fair valued security as of March 31, 2007 (see note (b) above). At March 31, 2007, these securities represent $2,015,332, 0.7% of net assets.

(k)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(l)	At March 31, 2007, the market value of the securities on loan is $62,944,595.

(m)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,778,046, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,003,477 and net depreciation for financial reporting purposes was $1,225,431. At March 31, 2007, aggregate cost for financial reporting purposes was $365,689,191.

(n)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATIONS:
FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN   — Medium Term Note
YNK   — Yankee Security

8

Munder International Bond Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a),(b)

Principal
Amount			Value(c),(j)

FOREIGN BONDS AND NOTES — 90.3%
Australia — 3.0%
Corporate — 3.0%
AUD	2,500,000	General Electric Capital Australia Funding Pty Ltd., 5.750% due 01/18/2011	$1,955,866

Austria — 6.0%
Government — 6.0%
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	2,396,919
	1,100,000	4.650% due 01/15/2018	1,533,458

			3,930,377

Belgium — 2.8%
Government — 2.8%
		Kingdom of Belgium:
EUR	845,000	3.000% due 09/28/2008	1,112,741
	460,000	5.500% due 03/28/2028	716,533

			1,829,274

Canada — 2.0%
Government — 2.0%
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	1,315,738

Denmark — 1.1%
Government — 1.1%
DKK	3,750,000	Kingdom of Denmark, 6.000% due 11/15/2011	727,506

Finland — 3.8%
Government — 3.8%
EUR	1,750,000	Republic of Finland, 5.375% due 07/04/2013	2,504,886

France — 6.7%
Government — 6.7%
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	1,351,115
	935,000	5.500% due 04/25/2010	1,300,892
	1,125,000	5.500% due 04/25/2029	1,757,952

			4,409,959

1

Germany — 12.5%
Corporate — 8.5%
JPY	189,000,000	Bayerische Landesbank, MTN, 1.400% due 04/22/2013	1,602,205
GBP	1,500,000	KfW Bankengruppe, 5.375% due 01/29/2014	2,943,783
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN, 0.650% due 09/30/2008 (e)	1,034,288

			5,580,276

Government — 4.0%
		Federal Republic of Germany:
EUR	1,720,000	4.250% due 07/04/2014	2,326,865
	225,000	5.250% due 07/04/2010	311,555

			2,638,420

			8,218,696

Greece — 3.1%
Government — 3.1%
EUR	1,500,000	Republic of Greece, 4.500% due 05/20/2014	2,040,825

Italy — 5.7%
Government — 5.7%
		Republic of Italy:
JPY	95,000,000	0.650% due 03/20/2009	804,467
EUR	533,025	1.650% due 09/15/2008
		(Inflation-Protected Security)	713,715
JPY	140,000,000	1.800% due 02/23/2010	1,215,944
EUR	750,000	5.000% due 02/01/2012	1,042,003

			3,776,129

Japan — 21.1%
Government — 21.1%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010 (e)	1,521,925
		Government of Japan:
	360,000,000	0.600% due 09/20/2008	3,050,083
	500,000,000	1.400% due 06/20/2011	4,295,791
	385,000,000	1.900% due 03/20/2008	3,306,034
	203,000,000	Japan Financial Corporation for Municipal Enterprises, 1.350% due 11/26/2013	1,716,956

			13,890,789

Mexico — 2.0%
Government — 2.0%
MXN	14,000,000	United Mexican States, 8.000% due 12/17/2015	1,301,927

2

Netherlands — 8.0%
Corporate — 3.1%
EUR	1,000,000	Bank Nederlandse Gemeenten NV, MTN, 4.375% due 07/04/2013	1,351,494
	500,000	Diageo Capital BV, MTN, 3.875% due 01/06/2009	663,595

			2,015,089

Government — 4.9%
		Kingdom of Netherlands:
EUR	520,000	2.750% due 01/15/2009	679,485
	1,645,000	5.500% due 01/15/2028	2,564,342

			3,243,827

			5,258,916

Norway — 0.3%
Government — 0.3%
NOK	1,250,000	Kingdom of Norway, 6.500% due 05/15/2013	225,807

South Africa — 1.0%
Government — 1.0%
EUR	500,000	Republic of South Africa, 5.250% due 05/16/2013	685,959

Spain — 2.5%
Corporate — 2.5%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria S.A. 5.750% due 09/27/2010	1,679,406

Supranational — 3.7%
Corporate — 3.7%
EUR	1,750,000	European Investment Bank, 4.625% due 04/15/2020	2,414,404

United Kingdom — 5.0%
Corporate — 5.0%
JPY	176,000,000	ASIF III Jersey Ltd., MTN, 0.950% due 07/15/2009	1,489,893
GBP	1,000,000	United Kingdom Gilt, 4.000% due 09/07/2016	1,827,179

			3,317,072

TOTAL FOREIGN BONDS AND NOTES
(Cost $57,234,568)			59,483,536

U.S. BONDS AND NOTES — 6.8%
Corporate — 6.8%
EUR	500,000	Bank of America Corporation, 4.750% due 05/06/2019 (becomes variable 05/06/2014) (f)	675,249
	1,200,000	CIT Group, Inc., 4.250% due 03/17/2015	1,531,705

3

JPY	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	864,454
	165,000,000	Procter & Gamble Company, 2.000% due 06/21/2010	1,437,990

TOTAL U.S. BONDS AND NOTES
(Cost $4,361,647)			4,509,398

Shares

INVESTMENT COMPANY SECURITY — 1.4%
(Cost $916,935)
USD	916,935	Institutional Money Market Fund — Comerica Class Y Shares (g)	916,935

COLLATERAL FOR SECURITIES ON LOAN(d) — 3.5%
(Cost $2,270,012)
USD	2,270,012	State Street Navigator Securities Lending Trust — Prime Portfolio (h)	2,270,012

TOTAL INVESTMENTS
(Cost $64,783,162)(i)	102.0%	$67,179,881

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to

4

recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2007.

(g)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(h)	At March 31, 2007, the market value of the securities on loan is $2,203,524.

(i)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,859,703, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,462,984 and net appreciation for financial reporting purposes was $2,396,719. At March 31, 2007, aggregate cost for financial reporting purposes was $64,783,162.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATIONS:
AUD — Australian Dollar
DKK — Danish Krone
EUR — Euro
GBP — Great Britain Pound
JPY — Japanese Yen
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norwegian Krone
USD — United States Dollar

5

Munder International Equity Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a),(b)

Shares		Value(c),(j)

COMMON STOCKS — 99.1%
Australia — 5.9%
34,000	AGL Energy Limited	$443,727
59,500	AMP Limited	500,190
129,600	Ansell Limited	1,216,369
51,500	Caltex Australia Limited	994,214
46,500	Commonwealth Bank of Australia	1,890,940
67,700	Lend Lease Corporation Limited	1,094,974
170,000	Macquarie Airports	548,812
8,447	Macquarie Bank Limited	565,552
5,100	National Australia Bank Ltd., ADR (e)	830,535
655,500	Pacific Brands Limited	1,628,221
243,301	Qantas Airways Limited	1,033,488
45,300	QBE Insurance Group Limited	1,156,011
65,000	Santos Ltd.	533,804
9,300	Santos Ltd., ADR (e)	302,436
190,500	Symbion Health Limited	559,505
3,800	Westpac Banking Corp., ADR (e)	405,650

		13,704,428

Belgium — 0.7%
210	Banque Nationale de Belgique	1,043,002
18,800	Dexia SA	561,046

		1,604,048

Bermuda — 1.3%
85,000	Orient Overseas International Ltd.	789,787
308,800	Vtech Holdings Limited	2,227,028

		3,016,815

China — 0.3%
584,000	Bank of Communications Ltd.	600,929

Denmark — 1.9%
60,000	Danske Bank A/S, ADR	1,398,000
19,400	FLSmidth & Co A/S	1,314,724
3,950	Topdanmark A/S †	764,825
10,400	TrygVesta A/S	860,490

		4,338,039

Finland — 2.2%
49,600	Fortum Oyj	1,446,416
24,700	Kesko Oyj, B Shares	1,317,510

1

16,500	Rautaruukki Oyj	769,029
55,000	Sampo Oyj, A Shares	1,669,278

		5,202,233

France — 8.8%
26,000	Air France-KLM	1,186,101
19,500	Alcatel-Lucent, ADR (e)	230,490
15,670	AXA	664,406
36,800	AXA, ADR (e)	1,567,680
10,000	BNP Paribas	1,044,501
17,100	BNP Paribas, ADR (e)	895,185
12,850	Cap Gemini SA	978,272
16,200	Casino Guichard-Perrachon SA	1,635,610
10,200	CNP Assurances	1,187,886
18,900	Credit Agricole SA	736,977
52,000	France Telecom, ADR	1,372,800
12,900	Nexans SA	1,706,014
7,100	Rallye SA	460,949
5,800	Renault SA	678,331
4,650	Sanofi-Aventis	404,382
15,391	Sanofi-Aventis, ADR	669,662
21,500	Societe Generale, ADR (e)	747,125
17,400	Suez SA, ADR	920,112
14,972	Total SA	1,049,018
20,010	Total SA, ADR	1,396,298
23,800	Vivendi	967,150

		20,498,949

Germany — 7.7%
2,469	Allianz SE	506,968
27,700	Allianz SE, ADR	569,235
17,400	Altana SE, ADR	1,135,872
3,000	AMB Generali Holding AG	468,523
7,900	BASF AG, ADR	888,118
5,200	Deutsche Bank AG, GRS (e)	699,608
5,000	Deutsche Bank AG	673,536
74,400	Deutsche Lufthansa AG, ADR	2,023,680
67,688	Deutsche Telekom AG	1,119,412
15,950	E.ON AG	2,168,607
28,650	E.ON AG, ADR	1,293,834
8,675	MAN AG	1,009,358
13,600	Muenchener Rueckversicherungs-Gesellschaft AG	2,300,195
8,900	Salzgitter AG	1,299,713
40,300	TUI AG	996,481
27,000	Volkswagen AG, ADR	812,700

		17,965,840

Greece — 0.2%
13,200	Alpha Bank A.E.	417,907

2

Hong Kong — 1.0%
341,000	China Netcom Group Corporation (Hong Kong) Limited	892,487
5,544,000	Guangzhou Investment Company Ltd.	1,362,319

		2,254,806

Indonesia — 0.0%
7,150	Toba Pulp Lestari Tbk PT, ADR †,(f)	0

Ireland — 1.4%
21,700	Allied Irish Banks PLC	643,532
83,900	Bank of Ireland	1,806,695
1,900	Bank of Ireland, ADR (e)	164,350
335,700	Total Produce PLC †,(g)	371,592
165,300	Total Produce PLC †,(g)	183,277

		3,169,446

Italy — 3.2%
53,100	Benetton Group SpA, ADR (e)	1,718,847
22,900	Enel SpA, ADR	1,225,150
28,411	ENI SpA	924,531
98,000	IFIL – Investments SpA	957,631
777,600	Pirelli & Co. SpA	859,052
19,993	Telecom Italia SpA, ADR (g)	572,999
5,611	Telecom Italia SpA, ADR (e),(g)	138,311
97,608	UniCredito Italiano SpA	923,159

		7,319,680

Japan — 23.2%
30,600	Acom Co., Ltd.	1,300,967
60,500	Aioi Insurance Company, Limited	422,021
5,375	Alfresa Holdings Corporation	342,095
39,000	Asahi Breweries, Ltd.	625,509
18,000	Astellas Pharma Inc.	775,967
98,000	Bank of Nagoya, Ltd.	587,135
209,000	Bosch Corporation	947,098
54,100	Brother Industries, Ltd.	732,719
19,200	Canon, Inc.	1,031,365
30,899	Canon, Inc., ADR (e)	1,658,658
19,200	Daiichi Sankyo Company, Limited	588,187
178,000	Daikyo Incorporated	978,819
7,750	Daito Trust Construction Co., Ltd.	365,008
96,000	Fuji Heavy Industries Ltd.	498,574
112,000	HASEKO Corporation †	408,690
15,700	Hitachi Ltd., ADR	1,212,197
14,000	Honda Motor Co., Ltd.	488,289
18,100	Honda Motor Co., Ltd., ADR (e)	631,147
245,500	Isuzu Motors Limited	1,231,250
58,850	Itochu Corporation	583,306
7,100	Itochu Techno-Science Corporation	340,419
375	KDDI Corporation	2,994,527

3

12,500	Konami Corp.	334,140
50,000	Kyowa Hakko Kogyo Co., Ltd.	462,492
67,925	MEDICEO Holdings Co., Ltd.	1,294,057
22,400	Millea Holdings, Inc.	828,785
264,700	Mitsubishi Chemical Holdings Corporation	2,253,005
19,000	Mitsubishi Electric Corporation, ADR (e)	1,959,375
134,000	Mitsubishi UFJ Financial Group, Inc., ADR (e)	1,508,840
11,400	Mitsui Sumitomo Insurance Company Ltd., ADR (e)	1,427,957
151,500	Nichirei Corporation	885,807
57,000	Nintendo Company Ltd., ADR (e)	2,066,250
109,000	Nippon Steel Corporation	765,886
67,200	Nippon Telegraph & Telephone Corporation, ADR (e)	1,774,752
31,000	Nissan Motor Co., Ltd.	332,256
21,850	Nissan Motor Co., Ltd., ADR (e)	467,590
98,000	Nissay Dowa General Insurance Company, Limited	624,559
25,300	NS Solutions Corporation	638,726
400	NTT DoCoMo, Inc.	739,986
48,450	NTT DoCoMo, Inc., ADR (e)	892,934
62,000	Obayashi Corporation	399,864
36,800	Promise Co., Ltd.	1,386,558
7,300	Ricoh Company, Ltd., ADR (e)	815,775
57,000	Sompo Japan Insurance Inc.	710,565
109,000	Sumitomo Forestry Co., Ltd.	1,150,679
120,000	Sumitomo Trust and Banking Co., Ltd. (The)	1,251,528
42,300	SUZUKEN Co., Ltd.	1,500,458
14,800	Takeda Chemical Industries Ltd.	970,842
107,000	Tanabe Seiyaku Co., Ltd.	1,455,541
46,700	Tokyo Electric Power Company, Incorporated (The)	1,597,089
87,900	Toshiba Corporation	587,044
28,000	Toyota Motor Corporation, ADR (e)	3,580,774
18,400	Yamaha Corporation, ADR	409,842

		53,817,903

Netherlands — 3.5%
122,144	AEGON, NYR (e)	2,435,551
12,900	European Aeronautic Defence and Space Company	400,138
12,550	Fortis, ADR (e)	574,163
10,500	Mittal Steel Company NV (g)	557,550
24,483	Mittal Steel Company NV (g)	1,300,702
13,100	Nutreco Holding NV	980,855
67,800	Unilever NV, NYR	1,981,116

		8,230,075

Norway — 1.9%
47,600	Cermaq ASA	892,750
121,400	Tandberg ASA	2,536,531
45,438	Telenor ASA	807,348
5,100	Telenor ASA, ADR (e)	271,167

		4,507,796

4

Singapore — 1.4%
577,600	Neptune Orient Lines Limited	1,233,513
389,536	SembCorp Industries Limited	1,309,451
224,400	Singapore Petroleum Company Limited	715,879

		3,258,843

Spain — 2.9%
49,750	Acerinox SA	1,266,035
18,300	ACS, Actividades de Construccion y Servicios, SA	1,111,073
151,110	Banco Santander Central Hispano SA, ADR	2,694,291
16,300	Endesa SA, ADR (e)	872,539
25,000	Repsol YPF, SA	842,922

		6,786,860

Sweden — 3.7%
41,700	Atlas Copco AB, Class A, ADR (e)	1,387,567
98,000	Nordea Bank AB	1,564,845
32,775	Skanska AB, B Shares	729,867
75,000	SSAB Svenskt Stal AB	2,314,616
13,000	Telefonaktiebolaget LM Ericsson, ADR	482,170
24,900	Volvo AB, ADR	2,093,343

		8,572,408

Switzerland — 5.8%
5,700	Adecco SA	361,894
880	Banque Cantonale Vaudoise	418,944
45,700	Compagnie Financiere Richemont AG	2,555,499
38,550	Credit Suisse Group, ADR	2,769,046
1,705	Nestle SA	664,026
23,200	Nestle SA, ADR	2,255,040
7,361	Novartis AG	422,221
26,832	Novartis AG, ADR	1,465,832
2,068	Swiss Life Holding	519,063
8,400	Swiss Reinsurance Company	767,313
45,500	Zurich Financial Services AG, ADR (e)	1,316,088

		13,514,966

United Kingdom — 22.1%
16,500	Amvescap PLC, ADR (e)	364,650
52,600	Anglo American PLC, ADR (e)	1,389,692
39,400	AstraZeneca PLC, ADR (e)	2,113,810
30,700	Atkins WS PLC	586,308
53,100	Aviva PLC	782,129
15,600	Barclays PLC, ADR (e)	888,264
22,000	BHP Billiton PLC	490,506
11,886	BHP Billiton PLC, ADR (e)	530,710
179,000	Bodycote International PLC	1,094,601
95,376	BP PLC	1,036,024
53,400	BP PLC, ADR (e)	3,457,650
124,900	Brit Insurance Holdings PLC	792,655

5

9,800	British Airways PLC, ADR †,(e)	945,896
19,200	British American Tobacco PLC	600,367
10,391	British American Tobacco PLC, ADR (e)	655,049
87,300	British Energy Group PLC †	837,063
56,700	Britvic PLC	372,110
31,500	Charter PLC †	550,137
62,650	Corus Group PLC, ADR (e)	1,491,753
11,208	Diageo PLC, ADR	907,288
170,400	DS Smith PLC	750,282
207,800	DSG International PLC	695,162
342,900	EMI Group PLC	1,535,114
7,300	Gallaher Group PLC, ADR	651,525
147,000	GKN PLC, ADR (e)	1,106,175
31,943	GlaxoSmithKline PLC	878,140
28,336	GlaxoSmithKline PLC, ADR (e)	1,565,847
14,200	Go-Ahead Group PLC (The)	712,558
78,500	HBOS PLC, ADR (e)	1,644,575
59,800	HSBC Holdings PLC, ADR (e)	5,251,038
37,000	Imperial Chemical Industries PLC, ADR (e)	1,456,320
11,300	Imperial Tobacco Group PLC, ADR	1,014,062
13,400	Lloyds TSB Group PLC, ADR (e)	595,898
77,400	Resolution PLC	945,093
14,000	Rexam PLC, ADR (e)	755,124
272,600	Royal & Sun Alliance Insurance Group PLC	869,026
64,900	Royal Bank of Scotland Group PLC	2,533,834
47,900	Royal Dutch Shell PLC, Class A, ADR	3,175,770
13,360	Royal Dutch Shell PLC, Class B, ADR (e)	889,910
234,800	Stagecoach Group PLC	831,692
19,638	Standard Chartered PLC	565,757
82,994	Vodafone Group PLC, ADR (e)	2,229,219
108,900	WH Smith PLC	880,768

		51,419,551

TOTAL COMMON STOCKS
(Cost $166,104,178)		230,201,522

INVESTMENT COMPANY SECURITY — 0.4%
(Cost $943,020)
Multi-Country — 0.4%
13,000	iShares MSCI EAFE Index Fund	991,900

RIGHT — 0.0% #
(Cost $0)
Thailand — 0.0% #
205,263	True Corporation Public Company Ltd., expires 03/01/2008, (exercise price: THB 11.85) †,(f)	2,851

6

COLLATERAL FOR SECURITIES ON LOAN(d) — 17.6%
(Cost $40,771,919)
40,771,919	State Street Navigator Securities Trust — Prime Portfolio (h)	40,771,919

TOTAL INVESTMENTS
(Cost $207,819,117)(i)	117.1%	$271,968,192

#	Amount represents less than 0.1% of the net assets.

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007. Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

7

(f)	Fair valued security as of March 31, 2007 (see note (c) above). At March 31, 2007, these securities represent $2,851, less than 0.1% of net assets.

(g)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(h)	At March 31, 2007, the market value of the securities on loan is $39,771,719.

(i)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $65,931,246, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,782,171 and net appreciation for financial reporting purposes was $64,149,075. At March 31, 2007, aggregate cost for financial reporting purposes was $207,819,117.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATIONS:
ADR — American Depositary Receipt
GRS — Global Registered Shares
NYR — New York Registered Shares
THB — Thailand Baht

8

At March 31, 2007, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	14.0%	$32,571,480
Insurance	10.6	24,656,492
Oil, Gas & Consumable Fuels	6.6	15,318,456
Pharmaceuticals	5.6	12,908,795
Metals & Mining	5.2	12,176,192
Electric Utilities	4.1	9,440,698
Automobiles	3.8	8,720,911
Food Products	3.3	7,659,594
Diversified Telecommunication Services	3.0	6,949,276
Wireless Telecommunication Services	3.0	6,856,666
Machinery	2.6	6,135,006
Communications Equipment	2.4	5,476,219
Airlines	2.2	5,189,165
Capital Markets	2.2	5,072,392
Chemicals	2.0	4,597,443
Textiles, Apparel & Luxury Goods	1.8	4,274,346
Office Electronics	1.8	4,238,517
Food & Staples Retailing	1.7	3,968,938
Health Care Providers & Services	1.6	3,696,115
Electrical Equipment	1.6	3,665,389
Construction & Engineering	1.5	3,555,528
Tobacco	1.3	2,921,003
Household Durables	1.2	2,903,196
Consumer Finance	1.2	2,687,525
Diversified Financial Services	1.1	2,574,796
Media	1.1	2,502,264
Real Estate Management & Development	1.1	2,457,293
Software	1.0	2,400,390
Industrial Conglomerates	0.9	2,168,503
Auto Components	0.9	2,053,273
Marine	0.9	2,023,300
Information Technology Services	0.8	1,957,417
Beverages	0.8	1,904,907
Distributors	0.7	1,628,221
Specialty Retail	0.7	1,575,930
Road & Rail	0.7	1,544,250
Containers & Packaging	0.6	1,505,406
Multi-Utilities	0.6	1,363,839
Health Care Equipment & Supplies	0.5	1,216,369
Electronic Equipment & Instruments	0.5	1,212,197
Hotels, Restaurants & Leisure	0.4	996,481
Commercial Services & Supplies	0.4	948,202
Computers & Peripherals	0.3	587,044
Trading Companies & Distributors	0.2	583,306

9

Transportation Infrastructure	0.2		548,812
Leisure Equipment & Products	0.2		409,842
Aerospace & Defense	0.2		400,138

TOTAL COMMON STOCKS	99.1		230,201,522
INVESTMENT COMPANY SECURITY	0.4		991,900
RIGHT	0.0	#	2,851
COLLATERAL FOR SECURITIES ON LOAN	17.6		40,771,919

TOTAL INVESTMENTS	117.1%		$271,968,192

#	Amount represents less than 0.1% of net assets.

10

Munder Internet Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a),(b)

Shares		Value(c),(m)

COMMON STOCKS — 98.5%
Consumer Discretionary — 18.5%
Hotels, Restaurants & Leisure — 0.5%
40,400	Ctrip.com International Ltd., ADR (e)	$2,706,194

Internet & Catalog Retail — 17.7%
264,418	Celebrate Express, Inc. †	2,345,388
62,000	DoveBid, Inc. †,(f),(g),(h)	0
1,462,000	drugstore.com, inc. †,(e)	3,771,960
457,000	Expedia, Inc. †,(e)	10,593,260
150,000	FTD Group, Inc.	2,479,500
171,000	Gmarket Inc., ADR †,(e)	2,970,270
185,000	GSI Commerce, Inc. †,(e)	4,179,150
270,000	IAC/ InterActiveCorp †,(e)	10,181,700
524,082	Netflix, Inc. †,(e)	12,153,461
828,200	PetMed Express, Inc. †,(e)	9,814,170
321,916	priceline.com Incorporated †	17,145,246
25,000	Shutterfly, Inc. †	401,000
654,775	Stamps.com Inc. †,(e)	9,409,117
108,000	Submarino SA	3,637,917
206,400	US Auto Parts Network, Inc. †	1,108,368

		90,190,507

Media — 0.3%
250,000	Digital Music Group, Inc. †,(e)	1,260,000

Total Consumer Discretionary		94,156,701

Financials — 7.1%
Capital Markets — 4.0%
472,000	E*TRADE Financial Corporation †,(e)	10,015,840
697,800	TD AMERITRADE Holding Corporation †,(e)	10,383,264

		20,399,104

Real Estate Management & Development — 3.1%
2,873,378	Move, Inc. †,(e)	15,918,514

Total Financials		36,317,618

Industrials — 2.8%
Commercial Services & Supplies — 2.8%
95,000	51job, Inc., ADR †,(e)	1,540,900
415,184	Intermap Technologies Corp. †	2,154,138
223,000	Monster Worldwide, Inc. †	10,563,510

		14,258,548

1

Information Technology — 70.1%
Communications Equipment — 1.5%
301,300	Cisco Systems, Inc. †	7,692,189

Computers & Peripherals — 6.5%
179,000	Apple Inc. †,(e)	16,630,890
110,000	Dell Inc. †	2,553,100
360,000	EMC Corporation †,(e)	4,986,000
125,000	Hewlett-Packard Company (e)	5,017,500
38,000	International Business Machines Corporation (e)	3,581,880

		32,769,370

Information Technology Services — 1.0%
139,000	CheckFree Corporation †,(e)	5,155,510

Internet Software & Services — 48.4%
1,330,595	24/7 Real Media, Inc. †,(e)	10,684,678
67,000	Akamai Technologies, Inc. †,(e)	3,344,640
279,000	Aptimus, Inc. †	948,600
512,000	aQuantive, Inc. †,(e)	14,289,920
25,400	Baidu.com, ADR †,(e)	2,452,370
224,619	Bankrate, Inc. †,(e)	7,915,573
2,715,000	CMGI, Inc. †,(e)	5,755,800
1,596,127	CNET Networks, Inc. †,(e)	13,902,266
331,981	Digital River, Inc. †,(e)	18,341,950
488,001	eBay Inc. †	16,177,233
65,418	Google Inc., Class A †	29,971,911
217,000	j2 Global Communications, Inc. †,(e)	6,015,240
43,700	LivePerson, Inc. †,(e)	344,356
155,000	LoopNet, Inc. †,(e)	2,648,950
266,000	Marchex, Inc., Class B (e)	4,075,120
326,000	NetEase.com, Inc., ADR †,(e)	5,783,240
10,000	NHN Corporation †	1,466,837
302,000	Rediff.com India Limited, ADR †,(e)	5,034,340
420,000	ROO Group, Inc. †,(e)	1,213,800
310,000	Sify Limited, ADR †,(e)	2,675,300
381,000	SINA Corporation †,(e)	12,805,410
475,000	Sohu.com Inc. †,(e)	10,179,250
125,000	Spark Networks PLC, ADR †,(e)	795,000
1,059,000	Tencent Holdings Ltd.	3,456,134
874,500	TheStreet.com, Inc. (e)	10,712,625
390,500	TOM Online Inc., ADR †,(e)	5,545,100
125,000	Travelzoo, Inc. †,(e)	4,596,250
506,000	Universo Online SA †	2,672,077
344,729	ValueClick, Inc. †,(e)	9,007,769
110,000	VistaPrint Limited †,(e)	4,213,000
355,000	Website Pros, Inc. †	3,198,550
813,580	Yahoo! Inc. †	25,456,918
1,250,000	YP Corp. †	987,500

		246,667,707

2

Semiconductors & Semiconductor Equipment — 2.1%
235,000	GSI Technology, Inc. †	1,233,750
265,000	Intel Corporation	5,069,450
165,000	Micron Technology, Inc. †	1,993,200
350,000	PMC-Sierra, Inc. †,(e)	2,453,500

		10,749,900

Software — 10.6%
136,200	Adobe Systems Incorporated †,(e)	5,679,540
81,950	Blackboard, Inc. †,(e)	2,755,979
165,000	McAfee, Inc. †,(e)	4,798,200
648,000	Microsoft Corporation	18,059,760
415,000	Oracle Corporation †	7,523,950
242,700	Red Hat, Inc. †,(e)	5,565,111
202,500	Shanda Interactive Entertainment Limited, ADR †	5,437,125
82,000	The9 Limited, ADR †,(e)	2,766,680
325,000	VA Software Corporation †	1,309,750

		53,896,095

Total Information Technology		356,930,771

TOTAL COMMON STOCKS
(Cost $511,413,650)		501,663,638

LIMITED PARTNERSHIPS — 1.0%
Information Technology — 1.0%
Internet Software & Services — 0.2%
1,916,082	@Ventures Expansion Fund, L.P. †,(f),(g),(h)	756,591
2,848,467	@Ventures III, L.P. †,(f),(g),(h)	260,860

		1,017,451

Multi-Industry — 0.8%
4,500,000	New Enterprise Associates 10, L.P. †,(f),(g),(h),(i)	3,026,619
1,697,616	Trident Capital Fund V, L.P. †,(f),(g),(h),(i)	1,158,652

		4,185,271

TOTAL LIMITED PARTNERSHIPS
(Cost $9,028,432)		5,202,722

PREFERRED STOCK — 0.0%
(Cost $213,440)
Information Technology — 0.0%
Internet Software & Services — 0.0%
85,719	Mainstream Data Services, Inc., Series D †,(f),(g),(h)	0

INVESTMENT COMPANY SECURITY — 0.6%
(Cost $2,813,851)
2,813,851	Institutional Money Market Fund – Comerica Class Y Shares (j)	2,813,851

3

COLLATERAL FOR SECURITIES ON LOAN(d) — 19.1%
(Cost $97,505,956)
97,505,956	State Street Navigator Securities Trust – Prime Portfolio (k)	97,505,956

TOTAL INVESTMENTS
(Cost $620,975,329)(l)	119.2%	$607,186,167

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of March 31, 2007, more than 25% of the Fund’s assets were invested in issuers in the Internet software & services industry. When a Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a Fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of March 31, 2007 (see note (c) above). At March 31, 2007, these securities represent $5,202,722, 1.0% of net assets.

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions

4

exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $5,202,722, 1.0% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$157,014
	3/23/00	628,057
	6/15/00	471,043
	3/15/01	392,536
@Ventures III, L.P.	11/06/98	622,048
	1/05/99	128,877
	4/01/99	414,098
	7/23/99	515,509
	9/24/99	515,509
	1/21/00	128,877
	5/08/00	38,663
	9/18/00	25,776
	1/30/01	33,214
	7/18/01	27,208
DoveBid, Inc.	4/10/02	248,000
Mainstream Data Services, Inc. Series D	8/29/00	213,440
New Enterprise Associates 10, L.P.	10/26/00	349,588
	1/05/01	174,794
	7/27/01	87,397
	9/26/01	174,794
	1/16/02	185,260
	4/23/02	185,260
	7/12/02	185,260
	11/12/02	185,260
	2/04/03	187,400
	7/16/03	190,032
	9/19/03	196,264
	12/10/03	196,898
	4/19/04	197,612
	8/16/04	200,087
	12/28/04	213,868
	7/11/05	118,107
	1/13/06	122,209
	3/10/06	122,209
	4/03/06	122,209
	11/02/06	122,820
Trident Capital Fund V, L.P.	10/18/00	236,680
	6/26/02	83,532
	11/08/02	83,532
	1/15/03	167,064
	10/01/03	84,513
	12/05/03	84,513
	2/06/04	84,513
	6/10/04	88,498
	11/23/04	89,708
	1/28/05	89,708

5

8/02/05	53,825
10/17/05	77,106
7/05/06	83,603
3/26/07	105,880

(i)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At March 31, 2007, the Fund had total commitments to contribute $919,984 to various issuers when and if required.

(j)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(k)	At March 31, 2007, the market value of the securities on loan is $95,102,912.

(l)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $63,781,710, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $77,570,872 and net depreciation for financial reporting purposes was $13,789,162. At March 31, 2007, aggregate cost for financial reporting purposes was $620,975,329.

(m)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATION:
ADR — American Depositary Receipt

6

At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	84.1%	$428,380,357
China	10.4	52,672,402
India	1.5	7,709,640
Brazil	1.2	6,309,994
South Korea	0.9	4,437,107
Canada	0.4	2,154,138

TOTAL COMMON STOCKS	98.5	501,663,638
LIMITED PARTNERSHIPS	1.0	5,202,722
PREFERRED STOCK	0.0	0
INVESTMENT COMPANY SECURITY	0.6	2,813,851
COLLATERAL FOR SECURITIES ON LOAN	19.1	97,505,956

TOTAL INVESTMENTS	119.2%	$607,186,167

7

Munder Large-Cap Core Growth Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 99.3%
Consumer Discretionary — 11.1%
Auto Components — 1.3%
16,500	Johnson Controls, Inc.	$1,561,230

Hotels, Restaurants & Leisure — 1.3%
45,900	Hilton Hotels Corporation	1,650,564

Household Durables — 1.0%
21,600	Garmin Ltd. (d)	1,169,640

Multiline Retail — 4.3%
12,000	J.C. Penney Company, Inc.	985,920
20,300	Kohl’s Corporation †	1,555,183
16,900	Nordstrom, Inc.	894,686
30,400	Target Corporation	1,801,504

		5,237,293

Specialty Retail — 3.2%
30,200	Guess?, Inc. (d)	1,222,798
34,866	O’Reilly Automotive, Inc. †	1,154,065
59,750	Staples, Inc.	1,543,940

		3,920,803

Total Consumer Discretionary		13,539,530

Consumer Staples — 7.6%
Beverages — 1.9%
36,600	PepsiCo, Inc.	2,326,296

Food & Staples Retailing — 2.4%
23,233	Wal-Mart Stores, Inc.	1,090,789
38,933	Walgreen Co.	1,786,636

		2,877,425

Household Products — 3.3%
13,700	Church & Dwight Co., Inc. (d)	689,795
53,034	Procter & Gamble Company (The)	3,349,627

		4,039,422

Total Consumer Staples		9,243,143

Energy — 9.9%
Energy Equipment & Services — 2.8%
16,419	Noble Corporation	1,291,847
29,900	Schlumberger Limited	2,066,090

		3,357,937

1

Oil, Gas & Consumable Fuels — 7.1%
24,400	Denbury Resources Inc. †	726,876
73,200	Exxon Mobil Corporation	5,522,940
13,200	Valero Energy Corporation	851,268
27,800	XTO Energy Inc.	1,523,718

		8,624,802

Total Energy		11,982,739

Financials — 22.2%
Capital Markets — 5.0%
53,900	E*TRADE Financial Corporation †	1,143,758
14,200	Franklin Resources, Inc.	1,715,786
21,600	Merrill Lynch & Co., Inc.	1,764,072
22,900	State Street Corporation	1,482,775

		6,106,391

Commercial Banks — 3.8%
40,571	Wachovia Corporation	2,233,433
70,300	Wells Fargo & Company	2,420,429

		4,653,862

Consumer Finance — 2.6%
33,200	American Express Company	1,872,480
29,900	SLM Corporation	1,222,910

		3,095,390

Diversified Financial Services — 4.0%
66,400	Bank of America Corporation	3,387,728
27,500	CIT Group Inc.	1,455,300

		4,843,028

Insurance — 5.9%
43,381	American International Group, Inc.	2,916,071
42,900	Manulife Financial Corporation (d)	1,477,905
18,100	Prudential Financial, Inc.	1,633,706
35,675	W. R. Berkley Corporation	1,181,556

		7,209,238

Real Estate Management & Development — 0.9%
31,700	CB Richard Ellis Group, Inc. †	1,083,506

Total Financials		26,991,415

Health Care — 11.1%
Biotechnology — 2.1%
12,155	Amgen Inc. †	679,222
13,500	Genentech, Inc. †	1,108,620
10,600	Gilead Sciences, Inc. †	810,900

		2,598,742

2

Health Care Equipment & Supplies — 2.6%
30,300	Baxter International Inc.	1,595,901
22,600	Stryker Corporation	1,498,832

		3,094,733

Health Care Providers & Services — 2.1%
10,300	Medco Health Solutions, Inc. †	747,059
22,500	WellPoint, Inc. †	1,824,750

		2,571,809

Life Sciences Tools & Services — 1.1%
29,100	Thermo Fisher Scientific Inc. †	1,360,425

Pharmaceuticals — 3.2%
45,873	Johnson & Johnson	2,764,307
19,200	Novartis AG, ADR	1,048,896

		3,813,203

Total Health Care		13,438,912

Industrials — 12.0%
Aerospace & Defense — 4.7%
20,000	Boeing Company (The)	1,778,200
11,500	Ceradyne, Inc. †,(d)	629,510
13,200	Precision Castparts Corporation	1,373,460
28,600	United Technologies Corporation	1,859,000

		5,640,170

Electrical Equipment — 1.3%
37,200	Emerson Electric Co.	1,602,948

Industrial Conglomerates — 2.9%
100,048	General Electric Company	3,537,697

Machinery — 2.2%
19,700	Danaher Corporation	1,407,565
17,700	Terex Corporation †	1,270,152

		2,677,717

Trading Companies & Distributors — 0.9%
18,000	WESCO International, Inc. †,(d)	1,130,040

Total Industrials		14,588,572

Information Technology — 16.8%
Communications Equipment — 3.4%
106,117	Cisco Systems, Inc. †	2,709,167
28,500	Harris Corporation	1,452,075

		4,161,242

Computers & Peripherals — 3.6%
22,500	Apple Computer, Inc. †	2,090,475
56,600	Hewlett-Packard Company	2,271,924

		4,362,399

3

Information Technology Services — 2.6%
44,900	Accenture Ltd., Class A	1,730,446
61,100	Satyam Computer Services Ltd., ADR (d)	1,386,970

		3,117,416

Internet Software & Services — 1.8%
4,800	Google Inc., Class A †	2,199,168

Semiconductors & Semiconductor Equipment — 3.7%
23,100	MEMC Electronic Materials, Inc. †	1,399,398
36,200	Microchip Technology, Incorporated	1,286,186
57,800	Texas Instruments Incorporated	1,739,780

		4,425,364

Software — 1.7%
115,200	Oracle Corporation †	2,088,576

Total Information Technology		20,354,165

Materials — 2.6%
Chemicals — 1.5%
28,600	Praxair, Inc.	1,800,656

Metals & Mining — 1.1%
11,700	Carpenter Technology Corporation	1,412,892

Total Materials		3,213,548

Telecommunication Services — 4.3%
Diversified Telecommunication Services — 3.0%
91,600	AT&T Inc.	3,611,788

Wireless Telecommunication Services — 1.3%
25,400	ALLTEL Corporation	1,574,800

Total Telecommunication Services		5,186,588

Utilities — 1.7%
Electric Utilities — 1.7%
29,500	Exelon Corporation	2,026,945

TOTAL COMMON STOCKS
(Cost $94,541,504)		120,565,557

INVESTMENT COMPANY SECURITY — 0.7%
(Cost $901,906)
901,906	Institutional Money Market Fund — Comerica Class Y Shares (e)	901,906

COLLATERAL FOR SECURITIES ON LOAN(c) — 5.8%
(Cost $7,024,958)
7,024,958	State Street Navigator Securities Trust — Prime Portfolio (f)	7,024,958

TOTAL INVESTMENTS
(Cost $102,468,368)(g)	105.8%	$128,492,421

4

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(f)	At March 31, 2007, the market value of the securities on loan is $6,840,525.

(g)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $26,730,963, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $706,910 and net appreciation for financial reporting purposes was $26,024,053. At March 31, 2007, aggregate cost for financial reporting purposes was $102,468,368.

(h)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATION:
ADR — American Depositary Receipt

5

At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	93.7%	$113,751,700
Bermuda	1.4	1,730,446
Canada	1.2	1,477,905
India	1.1	1,386,970
Cayman Islands	1.0	1,169,640
Switzerland	0.9	1,048,896

TOTAL COMMON STOCKS	99.3	120,565,557
INVESTMENT COMPANY SECURITY	0.7	901,906
COLLATERAL FOR SECURITIES ON LOAN	5.8	7,024,958

TOTAL INVESTMENTS	105.8%	$128,492,421

6

Munder Large-Cap Value Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 99.3%
Consumer Discretionary — 7.5%
Auto Components — 0.7%
12,340	Magna International, Inc., Class A	$926,857

Automobiles — 0.8%
16,160	Harley-Davidson, Inc. (d)	949,400

Leisure Equipment & Products — 1.0%
42,820	Hasbro, Inc. (d)	1,225,508

Media — 4.0%
70,038	Comcast Corporation, Class A Special †	1,783,868
14,695	Omnicom Group, Inc.	1,504,474
80,030	Time Warner Inc.	1,578,192

		4,866,534

Multiline Retail — 1.0%
27,770	Federated Department Stores, Inc.	1,251,039

Total Consumer Discretionary		9,219,338

Consumer Staples — 8.5%
Beverages — 1.2%
23,740	PepsiCo, Inc.	1,508,914

Food & Staples Retailing — 3.4%
74,655	CVS Corporation	2,548,722
54,890	Kroger Co. (The)	1,550,642

		4,099,364

Food Products — 1.9%
27,640	Archer-Daniels-Midland Company	1,014,388
23,200	General Mills, Inc.	1,350,704

		2,365,092

Household Products — 2.0%
19,380	Church & Dwight Co., Inc. (d)	975,783
23,640	Procter & Gamble Company (The)	1,493,103

		2,468,886

Total Consumer Staples		10,442,256

Energy — 13.6%
Energy Equipment & Services — 1.4%
11,800	National Oilwell Varco, Inc. †	917,922
9,620	Noble Corporation	756,902

		1,674,824

1

Oil, Gas & Consumable Fuels — 12.2%
31,055	Apache Corporation	2,195,588
25,373	Chevron Corporation	1,876,587
45,480	ConocoPhillips	3,108,558
71,524	Exxon Mobil Corporation	5,396,486
12,360	Marathon Oil Corporation	1,221,539
12,231	Spectra Energy Corp.	321,308
12,870	Total SA, ADR	898,069

		15,018,135

Total Energy		16,692,959

Financials — 34.7%
Capital Markets — 4.8%
29,850	Bank of New York Company, Inc. (The)	1,210,418
4,396	Goldman Sachs Group, Inc. (The)	908,345
45,585	Merrill Lynch & Co., Inc.	3,722,927

		5,841,690

Commercial Banks — 5.2%
30,695	U.S. Bancorp	1,073,404
69,330	Wachovia Corporation	3,816,616
17,880	Zions Bancorporation	1,511,218

		6,401,238

Diversified Financial Services — 13.8%
103,897	Bank of America Corporation	5,300,825
31,625	CIT Group Inc.	1,673,595
94,736	Citigroup, Inc.	4,863,746
105,439	JPMorgan Chase & Co.	5,101,139

		16,939,305

Insurance — 6.9%
27,906	ACE Limited	1,592,316
49,354	American International Group, Inc.	3,317,576
43,520	Axis Capital Holdings Limited	1,473,587
21,460	Hartford Financial Services Group, Inc.	2,051,147

		8,434,626

Real Estate Investment Trusts (REITs) — 1.8%
23,280	ProLogis	1,511,571
26,130	RAIT Financial Trust (d)	730,072

		2,241,643

Thrifts & Mortgage Finance — 2.2%
39,065	PMI Group, Inc. (The)	1,766,519
20,980	Washington Mutual, Inc. (d)	847,173

		2,613,692

Total Financials		42,472,194

2

Health Care — 6.7%
Health Care Providers & Services — 1.1%
16,648	WellPoint, Inc. †	1,350,153

Pharmaceuticals — 5.6%
11,390	Abbott Laboratories	635,562
37,430	Johnson & Johnson	2,255,532
112,640	Pfizer, Inc.	2,845,286
22,530	Wyeth	1,127,176

		6,863,556

Total Health Care		8,213,709

Industrials — 8.0%
Aerospace & Defense — 1.1%
19,673	United Technologies Corporation	1,278,745

Electrical Equipment — 0.7%
20,240	Cooper Industries, Ltd., Class A	910,597

Industrial Conglomerates — 1.9%
65,780	General Electric Company	2,325,981

Machinery — 4.3%
24,120	Danaher Corporation	1,723,374
14,185	Eaton Corporation	1,185,299
15,295	PACCAR Inc.	1,122,653
36,660	Westinghouse Air Brake Technologies Corporation	1,264,403

		5,295,729

Total Industrials		9,811,052

Information Technology — 4.8%
Communications Equipment — 0.6%
17,580	CommScope, Inc. †,(d)	754,182

Computers & Peripherals — 0.9%
11,408	International Business Machines Corporation	1,075,318

Electronic Equipment & Instruments — 0.9%
16,830	Amphenol Corporation, Class A	1,086,713

Information Technology Services — 1.3%
42,410	Accenture Ltd., Class A	1,634,481

Semiconductors & Semiconductor Equipment — 0.6%
67,124	Taiwan Semiconductor Manufacturing Company Limited, ADR (d)	721,583

Software — 0.5%
20,070	McAfee Inc. †	583,636

Total Information Technology		5,855,913

3

Materials — 4.2%
Chemicals — 3.4%
14,170	BASF AG, ADR	1,592,992
17,720	PPG Industries, Inc.	1,245,893
20,118	Praxair, Inc.	1,266,629

		4,105,514

Metals & Mining — 0.8%
14,830	Freeport-McMoRan Copper & Gold, Inc.	981,598

Total Materials		5,087,112

Telecommunication Services — 5.8%
Diversified Telecommunication Services — 4.8%
77,515	AT&T Inc.	3,056,417
74,110	Verizon Communications Inc.	2,810,251

		5,866,668

Wireless Telecommunication Services — 1.0%
9,801	ALLTEL Corporation	607,662
45,050	China Unicom Limited, ADR (d)	637,457

		1,245,119

Total Telecommunication Services		7,111,787

Utilities — 5.5%
Electric Utilities — 4.1%
18,180	American Electric Power Company, Inc.	886,275
24,463	Duke Energy Corporation	496,354
9,365	Edison International	460,102
15,092	Exelon Corporation	1,036,971
14,840	FirstEnergy Corp.	983,002
11,558	FPL Group, Inc.	707,003
13,925	Southern Company (The)	510,351

		5,080,058

Gas Utilities — 0.4%
9,666	Equitable Resources, Inc.	467,061

Multi-Utilities — 1.0%
8,885	Dominion Resources, Inc.	788,722
9,137	Wisconsin Energy Corporation	443,327

		1,232,049

Total Utilities		6,779,168

TOTAL COMMON STOCKS
(Cost $92,547,080)		121,685,488

INVESTMENT COMPANY SECURITY — 0.7%
(Cost $790,100)
790,100	Institutional Money Market Fund — Comerica Class Y Shares (e)	790,100

4

COLLATERAL FOR SECURITIES ON LOAN(c) — 3.1%
(Cost $3,826,867)
3,826,867	State Street Navigator Securities Lending Trust - Prime Portfolio (f)	3,826,867

TOTAL INVESTMENTS
(Cost $97,164,047)(g)	103.1%	$126,302,455

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(f)	At March 31, 2007, the market value of the securities on loan is $4,566,369.

(g)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $29,644,058, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $505,650 and net appreciation for financial reporting purposes was $29,138,408. At March 31, 2007, aggregate cost for financial reporting purposes was $97,164,047.

(h)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair

5

value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

ABBREVIATION:
ADR — American Depositary Receipt
At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.6%	$112,208,145
Bermuda	3.8	4,700,385
Germany	1.3	1,592,991
Canada	0.8	926,857
France	0.7	898,069
Taiwan	0.6	721,583
Hong Kong	0.5	637,458

TOTAL COMMON STOCKS	99.3	121,685,488
INVESTMENT COMPANY SECURITY	0.7	790,100
COLLATERAL FOR SECURITIES ON LOAN	3.1	3,826,867

TOTAL INVESTMENTS	103.1%	$126,302,455

6

Munder Micro-Cap Equity Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Shares		Value(b),(m)

COMMON STOCKS — 96.8%
Consumer Discretionary — 11.0%
Auto Components — 4.7%
195,700	Drew Industries Incorporated †,(d)	$5,612,676
268,200	Noble International, Ltd. (d)	4,500,396
345,750	Spartan Motors, Inc.	8,024,857
152,700	Tenneco Inc. †,(d)	3,887,742

		22,025,671

Diversified Consumer Services — 0.2%
22,300	Steiner Leisure Limited †,(d)	1,003,054

Hotels, Restaurants & Leisure — 2.3%
93,131	Monarch Casino & Resort, Inc. †,(d)	2,421,406
294,021	Progressive Gaming International Corporation †,(d)	1,323,095
132,400	Shuffle Master, Inc. †,(d)	2,416,300
1,436,700	Youbet.com, Inc. †	4,310,100

		10,470,901

Internet & Catalog Retail — 0.8%
303,700	PetMed Express, Inc. †,(d)	3,598,845

Leisure Equipment & Products — 1.1%
319,000	Cybex International, Inc. †,(d)	1,700,270
149,900	MarineMax, Inc. †,(d)	3,474,682

		5,174,952

Specialty Retail — 1.3%
96,400	Conn’s, Inc. †,(d)	2,385,900
124,100	Hibbett Sports, Inc. †,(d)	3,548,019

		5,933,919

Textiles, Apparel & Luxury Goods — 0.6%
39,300	Deckers Outdoor Corporation †,(d)	2,791,086

Total Consumer Discretionary		50,998,428

Consumer Staples — 0.4%
Personal Products — 0.4%
599,200	NutraCea †,(d)	1,803,592

Energy — 7.6%
Energy Equipment & Services — 2.0%
5,500	Metretek Technologies, Inc. †,(d)	73,370
730,800	Pason Systems Inc.	9,064,579

		9,137,949

1

Oil, Gas & Consumable Fuels — 5.6%
65,550	Atlas America, Inc. †	3,702,919
179,700	Edge Petroleum Corporation †,(d)	2,249,844
115,318	Horizon North Logistics, Inc. †	314,640
255,100	Mariner Energy, Inc. †	4,880,063
351,500	Petrohawk Energy Corporation †,(d)	4,629,255
253,900	Southwestern Energy Company †,(d),(i)	10,404,822

		26,181,543

Total Energy		35,319,492

Financials — 29.1%
Capital Markets — 1.4%
260,887	Patriot Capital Funding, Inc. (d)	3,704,595
136,700	Thomas Weisel Partners Group, Inc. †,(d)	2,600,034

		6,304,629

Commercial Banks — 2.3%
66,800	Bank of the Ozarks, Inc. (d)	1,918,496
187,600	Macatawa Bank Corporation (d)	3,451,840
78,338	Mercantile Bank Corporation	2,544,418
262,100	Star Asia Financial Ltd., 144A †,(e),(f),(g),(h)	2,550,233

		10,464,987

Consumer Finance — 1.1%
224,400	First Cash Financial Services, Inc. †,(d)	4,999,632

Insurance — 4.1%
372,300	AmCOMP Incorporated †	3,596,418
193,700	AMERISAFE, Inc. †	3,651,245
60,000	Hub International Limited	2,500,800
117,000	National Interstate Corporation (d)	3,013,920
197,678	Tower Group, Inc. (d)	6,369,185

		19,131,568

Real Estate Investment Trusts (REITs) — 19.9%
633,552	Alesco Financial Inc.	5,518,238
197,200	American Home Mortgage Investment Corp. (d)	5,322,428
653,900	Ashford Hospitality Trust, Inc. (d)	7,807,566
113,900	BRT Realty Trust (d)	3,438,641
139,100	Corporate Office Properties Trust (d)	6,354,088
239,822	Feldman Mall Properties, Inc. (d)	2,911,439
107,600	First Potomac Realty Trust (d)	3,074,132
120,700	Gramercy Capital Corp. (d)	3,703,076
351,500	Hersha Hospitality Trust, Class A (d)	4,140,670
393,100	JER Investors Trust Inc. (d)	7,476,762
264,800	KKR Financial Corp. (d)	7,263,464
624,900	Luminent Mortgage Capital, Inc.	5,586,606
408,400	Medical Properties Trust, Inc. (d)	5,999,396
322,330	Newcastle Investment Corp.	8,938,211

2

471,800	NorthStar Realty Finance Corp.	7,176,078
157,000	Quadra Realty Trust, Inc. †	2,047,280
186,789	RAIT Financial Trust (d)	5,218,885

		91,976,960

Real Estate Management & Development — 0.3%
261,200	Asset Capital Corp., Inc., 144A (e),(f),(g),(h)	1,567,200

Total Financials		134,444,976

Health Care — 8.5%
Health Care Equipment & Supplies — 3.8%
259,010	Neogen Corporation †,(d)	6,107,456
79,175	Orthofix International N.V. †,(d)	4,041,884
174,800	PolyMedica Corporation (d)	7,399,284

		17,548,624

Health Care Providers & Services — 2.3%
213,400	Air Methods Corporation †,(d)	5,125,868
72,700	LCA-Vision, Inc. (d)	2,994,513
162,900	Psychemedics Corp.	2,761,155

		10,881,536

Health Care Technology — 0.5%
113,900	Systems Xcellence Inc. †	2,145,876

Life Sciences Tools & Services — 1.1%
270,401	MEDTOX Scientific, Inc. †	4,975,378

Pharmaceuticals — 0.8%
240,900	Matrixx Initiatives, Inc. †,(d)	3,914,625

Total Health Care		39,466,039

Industrials — 19.2%
Aerospace & Defense — 2.3%
197,373	Ceradyne, Inc. †,(d)	10,804,198

Building Products — 2.0%
98,900	AAON, Inc. (d)	2,584,257
262,000	PGT, Inc. †	3,144,000
67,100	Universal Forest Products, Inc. (d)	3,324,805

		9,053,062

Commercial Services & Supplies — 2.1%
125,000	Barrett Business Services, Inc. (d)	2,881,250
179,400	Team, Inc. †,(d)	6,844,110

		9,725,360

Construction & Engineering — 0.9%
53,442	Stantec Inc. †	1,459,501
269,000	Willdan Group, Inc. †	2,515,150

		3,974,651

Electrical Equipment — 0.6%
294,750	Canadian Solar Inc. †,(d)	2,873,813

3

Industrial Conglomerates — 0.5%
77,000	Raven Industries, Inc. (d)	2,159,850

Machinery — 5.2%
157,500	Actuant Corporation, Class A (d)	8,002,575
49,000	Cascade Corporation (d)	2,934,120
218,300	Commercial Vehicle Group, Inc. †,(d)	4,496,980
50,600	Middleby Corporation (The) †,(d)	6,671,104
79,800	Sun Hydraulics Corporation (d)	2,133,054

		24,237,833

Road & Rail — 3.0%
186,774	Genesee & Wyoming, Inc., Class A †,(d)	4,970,056
261,499	Marten Transport, Ltd. †,(d)	4,152,604
165,720	Old Dominion Freight Line, Inc. †	4,774,393

		13,897,053

Trading Companies & Distributors — 2.6%
197,600	Houston Wire & Cable Company †,(d)	5,536,752
368,700	Rush Enterprises, Inc., Class B †	6,677,157

		12,213,909

Total Industrials		88,939,729

Information Technology — 17.1%
Communications Equipment — 2.2%
319,200	Digi International, Inc. †	4,053,840
205,900	NETGEAR, Inc. †,(d)	5,874,327

		9,928,167

Computers & Peripherals — 2.1%
381,485	Rimage Corporation †	9,884,276

Electronic Equipment & Instruments — 1.3%
159,049	ID Systems, Inc. †,(d)	1,913,360
435,300	TTM Technologies, Inc. †,(d)	4,152,762

		6,066,122

Information Technology Services — 2.5%
149,700	ManTech International Corporation, Class A †	5,001,477
234,700	SI International, Inc. †,(d)	6,738,237

		11,739,714

Internet Software & Services — 2.4%
292,200	j2 Global Communications, Inc. †,(d)	8,099,784
240,100	TheStreet.com, Inc. (d)	2,941,225

		11,041,009

Semiconductors & Semiconductor Equipment — 5.0%
285,249	Diodes Incorporated †,(d)	9,940,928
263,000	Silicon Motion Technology Corporation, ADR †	5,922,760
414,500	Ultra Clean Holdings, Inc. †,(d)	7,170,850

		23,034,538

4

Software — 1.6%
202,600	Smith Micro Software, Inc. †,(d)	3,774,438
262,200	Sonic Solutions †,(d)	3,697,020

		7,471,458

Total Information Technology		79,165,284

Materials — 3.9%
Chemicals — 1.7%
540,000	Landec Corporation †	7,657,200

Metals & Mining — 2.2%
166,000	Claymont Steel Holdings, Inc. †	3,308,380
179,600	Horsehead Holding Corp., 144A †,(e),(f),(g),(h)	2,359,944
105,000	Novamerican Steel Inc. †	4,643,100

		10,311,424

Total Materials		17,968,624

TOTAL COMMON STOCKS
(Cost $296,271,387)		448,106,164

LIMITED PARTNERSHIPS — 0.5%
(Cost $2,762,500)
Financials — 0.5%
Real Estate Investment Trusts (REITS) — 0.5%
221,000	Kodiak Funding, LP †,(e),(g),(h)	2,408,900

INVESTMENT COMPANY SECURITIES — 2.3%
Energy — 1.6%
Energy Equipment & Services — 1.1%
262,700	Enerflex Systems Income Fund	2,582,629
155,100	Mullen Group Income Fund (d)	2,451,776

		5,034,405

Oil, Gas & Consumable Fuels — 0.5%
153,200	NGP Capital Resources Company (d)	2,422,092

Total Energy		7,456,497

Multi-Industry — 0.7%
3,088,419	Institutional Money Market Fund – Comerica Class Y Shares (l)	3,088,419

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $8,024,005)		10,544,916

COLLATERAL FOR SECURITIES ON LOAN(c) — 22.3%
(Cost $103,500,579)
103,500,579	State Street Navigator Securities Trust – Prime Portfolio (j)	103,500,579

TOTAL INVESTMENTS
(Cost $410,558,471)(k)	121.9%	$564,560,559

†	Non-income producing security.

5

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign countries are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Fair valued security as of March 31, 2007 (see note (b) above). At March 31, 2007, these securities represent $8,886,277, 1.9% of net assets.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $8,886,277, 1.9% of net assets.

	Acquisition
Security	Date	Cost

Asset Capital Corp., Inc. 144A	06/23/05	$2,220,200
Horsehead Holding Corp., 144A	11/20/06	2,334,800
Kodiak Funding, LP	12/19/06	2,762,500
Star Asia Financial Ltd., 144A	02/22/07	2,621,000

(i)	Security, or a portion thereof, is subject to written call options contracts.

(j)	At March 31, 2007, the market value of the securities on loan is $102,880,225.

6

(k)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $166,353,209, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $12,351,121 and net appreciation for financial reporting purposes was $154,002,088. At March 31, 2007, aggregate cost for financial reporting purposes was $410,558,471.

(l)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.
OPEN OPTIONS CONTRACTS WRITTEN

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value

Southwestern Energy Company, Call Options	150	$45.00	6/15/2007	$210,000

(m)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATION:
ADR — American Depositary Receipt
At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.0%	$421,280,057
Canada	2.8	12,984,596
Taiwan	1.3	5,922,760
Netherland Antilles	0.9	4,041,884
China	0.6	2,873,813
Bahamas	0.2	1,003,054

TOTAL COMMON STOCKS	96.8	448,106,164
LIMITED PARTNERSHIPS	0.5	2,408,900
INVESTMENT COMPANY SECURITIES	2.3	10,544,916
COLLATERAL FOR SECURITIES ON LOAN	22.3	103,500,579

TOTAL INVESTMENTS	121.9%	$564,560,559

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Shares		Value(b),(i)

COMMON STOCKS — 98.7%
Consumer Discretionary — 14.1%
Diversified Consumer Services — 2.3%
3,132,100	Service Corporation International (d)	$37,146,706
806,200	Sotheby’s (d)	35,859,776

		73,006,482

Hotels, Restaurants & Leisure — 2.0%
1,552,900	Penn National Gaming, Inc. †,(d)	65,874,018

Household Durables — 2.0%
929,300	Jarden Corporation †,(d)	35,592,190
1,042,100	Pulte Homes, Inc. (d)	27,573,966

		63,166,156

Media — 0.9%
481,800	Lamar Advertising Company, Class A (d)	30,338,946

Specialty Retail — 6.9%
1,005,400	Dick’s Sporting Goods, Inc. †,(d)	58,574,604
2,172,900	GameStop Corporation, Class A †,(d)	70,771,353
1,019,774	Jos. A. Bank Clothiers, Inc. †,(d),(e)	36,049,011
842,200	Tiffany & Co. (d)	38,303,256
1,011,700	United Auto Group, Inc. (d)	20,537,510

		224,235,734

Total Consumer Discretionary		456,621,336

Consumer Staples — 2.4%
Food & Staples Retailing — 1.0%
1,106,200	United Natural Foods, Inc. †,(d)	33,893,968

Food Products — 1.4%
1,503,600	Flowers Foods, Inc. (d)	45,363,612

Total Consumer Staples		79,257,580

Energy — 8.5%
Energy Equipment & Services — 5.6%
290,100	Core Laboratories N.V. †,(d)	24,319,083
818,000	National Oilwell Varco, Inc. †	63,632,220
615,600	Oil States International, Inc. †,(d)	19,754,604
1,053,500	Superior Energy Services, Inc. †,(d)	36,314,145
833,800	TETRA Technologies, Inc. †,(d)	20,603,198
346,174	Weatherford International Ltd. †,(d)	15,612,447

		180,235,697

1

Oil, Gas & Consumable Fuels — 2.9%
1,199,300	Chesapeake Energy Corporation (d)	37,034,384
1,060,233	XTO Energy Inc. (d)	58,111,371

		95,145,755

Total Energy		275,381,452

Financials — 16.1%
Capital Markets — 4.0%
536,200	Affiliated Managers Group, Inc. †,(d)	58,097,270
273,100	BlackRock, Inc. (d)	42,688,261
1,970,600	TD AMERITRADE Holding Corporation †,(d)	29,322,528

		130,108,059

Commercial Banks — 3.3%
609,800	Compass Bancshares, Inc.	41,954,240
535,000	HDFC Bank Limited, ADR (d)	34,480,750
367,150	Zions Bancorporation	31,031,518

		107,466,508

Diversified Financial Services — 1.4%
87,700	Chicago Mercantile Exchange Holdings Inc.	46,696,742

Insurance — 2.7%
1,391,500	Axis Capital Holdings Limited (d)	47,116,190
771,600	ProAssurance Corporation †,(d)	39,467,340

		86,583,530

Real Estate Investment Trusts (REITs) — 1.9%
1,054,900	American Home Mortgage Investment Corp. (d)	28,471,751
596,600	iStar Financial Inc. (d)	27,938,778
168,205	RAIT Financial Trust (d)	4,699,648

		61,110,177

Real Estate Management & Development — 1.4%
429,500	Jones Lang LaSalle Incorporated (d)	44,788,260

Thrifts & Mortgage Finance — 1.4%
1,003,600	PMI Group, Inc. (The) (d)	45,382,792

Total Financials		522,136,068

Health Care — 10.2%
Biotechnology — 0.3%
371,600	Vertex Pharmaceuticals Incorporated †,(d)	10,419,664

Health Care Equipment & Supplies — 4.6%
990,900	Cytyc Corporation †,(d)	33,898,689
901,900	Hologic, Inc. †,(d)	51,985,516
1,242,100	ResMed, Inc. †,(d)	62,564,577

		148,448,782

2

Health Care Providers & Services — 4.9%
500,800	DaVita, Inc. †,(d)	26,702,656
521,900	Laboratory Corporation of America Holdings †,(d)	37,905,597
907,800	Psychiatric Solutions, Inc. †,(d)	36,593,418
1,621,100	VCA Antech, Inc. †,(d)	58,862,141

		160,063,812

Life Sciences Tools & Services — 0.4%
393,200	Nektar Therapeutics †,(d)	5,135,192
122,300	Techne Corporation †,(d)	6,983,330

		12,118,522

Total Health Care		331,050,780

Industrials — 15.9%
Aerospace & Defense — 2.2%
8,000	Ceradyne, Inc. †,(d)	437,920
810,400	L-3 Communications Holdings, Inc.	70,885,688

		71,323,608

Commercial Services & Supplies — 3.9%
1,517,100	Mobile Mini, Inc. †,(d)	40,627,938
273,000	Ritchie Bros. Auctioneers Incorporated	15,975,960
855,800	Stericycle, Inc. †,(d)	69,747,700

		126,351,598

Construction & Engineering — 2.0%
1,073,900	EMCOR Group, Inc. †,(d)	63,338,622

Electrical Equipment — 1.6%
980,000	General Cable Corporation †,(d)	52,361,400

Industrial Conglomerates — 1.8%
1,190,875	McDermott International, Inc. †	58,329,057

Machinery — 1.9%
1,172,300	Oshkosh Truck Corporation (d)	62,131,900

Marine — 1.5%
1,545,400	American Commercial Lines Inc. †,(d)	48,602,830

Road & Rail — 1.0%
1,176,775	Old Dominion Freight Line, Inc. †,(d)	33,902,888

Total Industrials		516,341,903

Information Technology — 16.8%
Communications Equipment — 1.7%
1,289,500	CommScope, Inc. †,(d)	55,319,550

Computers & Peripherals — 1.2%
1,392,500	Logitech International S.A., ADR †,(d)	38,753,275

Electronic Equipment & Instruments — 1.5%
758,725	Itron, Inc. †,(d)	49,347,474

3

Information Technology Services — 3.9%
606,600	Cognizant Technology Solutions Corporation, Class A †,(d)	53,544,582
607,800	Fidelity National Information Services, Inc.	27,630,588
1,472,100	Wright Express Corporation †,(d)	44,648,793

		125,823,963

Internet Software & Services — 3.8%
696,400	Akamai Technologies, Inc. †,(d)	34,764,288
1,450,100	aQuantive, Inc. †,(d)	40,472,291
1,742,300	j2 Global Communications, Inc. †,(d)	48,296,556

		123,533,135

Semiconductors & Semiconductor Equipment — 2.8%
711,100	FormFactor, Inc. †,(d)	31,821,725
863,700	Microchip Technology, Inc. (d)	30,687,261
1,549,229	Veeco Instruments Inc. †,(d)	30,209,965

		92,718,951

Software — 1.9%
1,816,500	Blackbaud, Inc. (d)	44,358,930
494,700	NAVTEQ Corporation †,(d)	17,067,150

		61,426,080

Total Information Technology		546,922,428

Materials — 5.6%
Chemicals — 4.3%
991,000	Airgas, Inc.	41,770,650
531,860	FMC Corporation (d)	40,118,200
555,500	Praxair, Inc. (d)	34,974,280
626,700	Syngenta AG, ADR	23,845,935

		140,709,065

Metals & Mining — 1.3%
337,000	Carpenter Technology Corporation	40,696,120

Total Materials		181,405,185

Telecommunication Services — 2.1%
Wireless Telecommunication Services — 2.1%
1,299,987	Crown Castle International Corp. †,(d)	41,768,582
368,900	NII Holdings, Inc. †,(d)	27,365,002

		69,133,584

Utilities — 7.0%
Electric Utilities — 4.9%
302,700	Entergy Corporation (d)	31,759,284
1,079,100	ITC Holdings Corp. (d)	46,714,239
2,394,700	Northeast Utilities (d)	78,474,319

		156,947,842

4

Gas Utilities — 2.1%
1,433,900	Equitable Resources, Inc.	69,286,048

Total Utilities		226,233,890

TOTAL COMMON STOCKS
(Cost $2,710,575,771)		3,204,484,206

INVESTMENT COMPANY SECURITIES — 2.1%
Multi-Industry — 2.1%
41,919,058	Institutional Money Market Fund — Comerica Class Y Shares (f)	41,919,058
168,675	Midcap SPDR Trusttm, Series 1 (d)	26,072,095

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $66,246,223)		67,991,153

COLLATERAL FOR SECURITIES ON LOAN(c) — 22.8%
(Cost $739,002,990)
739,002,990	State Street Navigator Securities Trust — Prime Portfolio (g)	739,002,990

TOTAL INVESTMENTS
(Cost $3,515,824,984)(h)	123.6%	$4,011,478,349

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

5

(d)	Security, or a portion thereof, is on loan.

(e)	Affiliated company security. The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At March 31, 2007, the Fund held the following security of an affiliated company:

		Purchased		Sold
Affiliated	Value at					Value at	Realized
Company	12/31/06	Cost	Shares	Cost	Shares	3/31/07	Gain

Jos. A. Bank Clothiers, Inc.	$25,841,912	$4,453,800	139,300	$—	—	$36,049,011	—

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(g)	At March 31, 2007, the market value of the securities on loan is $722,699,779.

(h)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $553,265,823, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $57,612,458 and net appreciation for financial reporting purposes was $495,653,365. At March 31, 2007, aggregate cost for financial reporting purposes was $3,515,824,984.

(i)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATIONS:
ADR  — American Depositary Receipt
SPDR — Standard & Poor’s® Depositary Receipt
At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	93.1%	$3,019,993,013
Switzerland	1.9	62,599,210
Bermuda	1.4	47,116,190
India	1.1	34,480,750
Netherlands	0.7	24,319,083
Canada	0.5	15,975,960

TOTAL COMMON STOCKS	98.7	3,204,484,206
INVESTMENT COMPANY SECURITIES	2.1	67,991,153
COLLATERAL FOR SECURITIES ON LOAN	22.8	739,002,990

TOTAL INVESTMENTS	123.6%	$4,011,478,349

6

Munder Real Estate Equity Investment Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a),(b)

Shares		Value(c),(j)

COMMON STOCKS — 98.5%
Real Estate Investment Trusts (REITs) — 98.5%
Diversified — 4.3%
16,500	Colonial Properties Trust	$753,555
23,275	Vornado Realty Trust	2,777,638

		3,531,193

Healthcare — 4.6%
15,750	Health Care REIT, Inc.	691,425
80,900	Medical Properties Trust, Inc.	1,188,421
43,975	Ventas, Inc.	1,852,667

		3,732,513

Hybrid — 3.5%
65,800	BRT Realty Trust	1,986,502
17,500	iStar Financial Inc.	819,525

		2,806,027

Industrial/ Office — Industrial — 6.4%
9,200	AMB Property Corporation	540,868
69,300	DCT Industrial Trust, Inc.	819,819
7,450	First Potomac Realty Trust	212,847
56,350	ProLogis	3,658,805

		5,232,339

Industrial/ Office — Mixed — 0.7%
8,525	PS Business Parks, Inc.	601,183

Industrial/ Office — Office — 12.2%
18,050	Alexandria Real Estate Equities, Inc.	1,811,679
37,700	BioMed Realty Trust, Inc.	991,510
27,750	Boston Properties, Inc.	3,257,850
40,750	Corporate Office Properties Trust	1,861,460
14,428	SL Green Realty Corp.	1,979,233

		9,901,732

Lodging/Resorts — 10.0%
147,125	Ashford Hospitality Trust, Inc.	1,756,673
40,650	Hersha Hospitality Trust	478,857
116,550	Host Hotels & Resorts, Inc.	3,066,430
51,700	LaSalle Hotel Properties	2,396,812
17,000	Sunstone Hotel Investors, Inc.	463,420

		8,162,192

1

Mortgage — Commercial Financing — 9.6%
82,500	JER Investors Trust Inc.	1,569,150
56,525	Newcastle Investment Corp.	1,567,438
105,300	NorthStar Realty Finance Corp.	1,601,613
110,067	RAIT Financial Trust	3,075,272

		7,813,473

Mortgage — Home Financing — 3.7%
124,700	Alesco Financial Inc.	1,086,137
43,025	KKR Financial Corp.	1,180,176
56,500	Quadra Realty Trust, Inc. †	736,760

		3,003,073

Residential — Apartments — 16.6%
17,950	Apartment Investment and Management Company, Class A	1,035,536
59,860	Archstone-Smith Trust	3,249,201
15,559	AvalonBay Communities, Inc.	2,022,670
27,150	Camden Property Trust	1,908,916
51,925	Equity Residential	2,504,343
10,850	Essex Property Trust, Inc.	1,404,858
24,700	Mid-America Apartment Communities, Inc.	1,389,622

		13,515,146

Retail — Regional Malls — 12.3%
9,125	CBL & Associates Properties, Inc.	409,165
64,400	Feldman Mall Properties, Inc.	781,816
41,195	General Growth Properties, Inc.	2,659,961
55,219	Simon Property Group, Inc.	6,143,114

		9,994,056

Retail — Shopping Centers — 9.0%
29,125	Developers Diversified Realty Corporation	1,831,962
62,674	Kimco Realty Corporation	3,054,731
44,700	Kite Realty Group Trust	891,765
18,975	Regency Centers Corporation	1,585,361

		7,363,819

Self Storage — 5.6%
30,600	Public Storage, Inc.	2,896,902
16,700	Sovran Self Storage, Inc.	925,347
34,800	U-Store-It Trust	700,176

		4,522,425

Total Real Estate Investment Trusts		80,179,171

TOTAL COMMON STOCKS
(Cost $43,863,128)		80,179,171

2

PREFERRED STOCK — 1.2%
(Cost $1,000,000)
Real Estate Management & Development — 1.2%
20,000	LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008 (d),(e),(f),(g)	933,000

INVESTMENT COMPANY SECURITY — 0.0%#
(Cost $34,509)
34,509	Institutional Money Market Fund — Comerica Class Y Shares (h)	34,509

TOTAL INVESTMENTS
(Cost $44,897,637)(i)	99.7%	$81,146,680

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, most of which are REITs. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate, such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Fair valued security as of March 31, 2007 (see note (c) above). At March 31, 2007, this security represent $933,000, 1.1% of net assets.

(e)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(f)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

3

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $933,000, 1.1% of net assets.

Security	Acquisition Date	Cost

LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008	07/29/03	$1,000,000

(h)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(i)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $36,507,220, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $258,177 and net appreciation for financial reporting purposes was $36,249,043. At March 31, 2007, aggregate cost for financial reporting purposes was $44,897,637.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

4

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Shares		Value(b),(j)

COMMON STOCKS — 98.7%
Consumer Discretionary — 14.7%
Auto Components — 1.0%
5,166	ArvinMeritor, Inc. (d)	$94,279
839	Bandag, Inc. (d)	42,529
4,200	BorgWarner, Inc.	316,764
10,256	Gentex Corporation (d)	166,660
5,509	Lear Corporation †	201,134
2,412	Modine Manufacturing Company (d)	55,235

		876,601

Automobiles — 0.1%
2,614	Thor Industries, Inc. (d)	102,966

Diversified Consumer Services — 1.5%
6,932	Career Education Corporation †	211,426
6,306	Corinthian Colleges, Inc. †,(d)	86,708
4,350	DeVry, Inc.	127,672
2,310	ITT Educational Services, Inc. †	188,242
3,762	Laureate Education, Inc. †	221,845
3,320	Regis Corporation (d)	134,028
4,054	Sotheby’s (d)	180,322
1,048	Strayer Education, Inc. (d)	131,000

		1,281,243

Hotels, Restaurants & Leisure — 1.8%
5,448	Applebee’s International, Inc.	135,001
2,667	Bob Evans Farms, Inc.	98,546
3,097	Boyd Gaming Corporation (d)	147,541
8,795	Brinker International, Inc.	287,596
1,875	CBRL Group, Inc. (d)	86,813
5,571	Cheesecake Factory, Incorporated (The) †,(d)	148,467
2,618	International Speedway Corporation, Class A	135,351
5,449	OSI Restaurant Partners, Inc.	215,235
4,321	Ruby Tuesday, Inc. (d)	123,581
4,879	Scientific Games Corporation †,(d)	160,178

		1,538,309

Household Durables — 1.5%
4,105	American Greetings Corporation, Class A	95,277
2,869	Beazer Homes USA, Inc. (d)	83,287
1,835	Blyth, Inc. (d)	38,737
3,537	Furniture Brands International, Inc. (d)	55,814
2,668	Hovnanian Enterprises, Inc., Class A †,(d)	67,127
2,534	M.D.C. Holdings, Inc. (d)	121,809

1

3,830	Mohawk Industries, Inc. †,(d),(e)	314,251
3,050	Ryland Group, Inc. (The) (d)	128,680
9,011	Toll Brothers, Inc. †,(d)	246,721
4,443	Tupperware Corporation (d)	110,764

		1,262,467

Internet & Catalog Retail — 0.1%
4,400	Netflix, Inc. †,(d)	102,036

Leisure Equipment & Products — 0.1%
4,600	Callaway Golf Company (d)	72,496

Media — 1.3%
6,429	Belo Corp., Class A (d)	120,029
2,677	Catalina Marketing Corporation	84,539
2,037	Entercom Communications Corporation (d)	57,403
3,405	Harte-Hanks, Inc. (d)	93,944
3,200	John Wiley & Sons, Inc.	120,832
3,359	Lee Enterprises Incorporated	100,938
1,761	Media General, Inc., Class A (d)	67,200
1,869	Scholastic Corporation †	58,126
3,499	Valassis Communications, Inc. †,(d)	60,148
406	Washington Post Company (The), Class B (e)	309,981
5,133	Westwood One, Inc. (d)	35,264

		1,108,404

Multiline Retail — 0.7%
3,412	99¢ Only Stores †,(d)	50,259
7,465	Dollar Tree Stores, Inc. †	285,462
10,028	Saks, Inc. (d)	208,983

		544,704

Specialty Retail — 6.0%
7,536	Advance Auto Parts, Inc.	290,513
3,867	Aeropostale, Inc. †	155,569
14,367	American Eagle Outfitters, Inc. (e)	430,866
5,142	AnnTaylor Stores Corporation †	199,407
3,746	Barnes & Noble, Inc.	147,780
4,253	Borders Group, Inc. (d)	86,846
15,298	CarMax, Inc. †,(d)	375,413
8,977	Charming Shoppes, Inc. †,(d)	116,252
12,584	Chico’s FAS, Inc. †,(d),(e)	307,427
6,663	Claire’s Stores, Inc. (d)	214,016
4,399	Coldwater Creek Inc. †,(d)	89,212
2,700	Dick’s Sporting Goods, Inc. †,(d)	157,302
11,144	Foot Locker, Inc.	262,441
11,006	GameStop Corporation, Class A †	358,466
8,137	O’Reilly Automotive, Inc. †	269,335
5,075	Pacific Sunwear of California, Inc. †	105,712
4,811	Payless Shoesource, Inc. †	159,725
9,717	PetSmart, Inc.	320,272

2

5,107	Rent-A-Center, Inc. †,(d)	142,894
10,006	Ross Stores, Inc. (d)	344,206
8,018	Urban Outfitters, Inc. †,(d)	212,557
8,030	Williams-Sonoma, Inc.	284,744

		5,030,955

Textiles, Apparel & Luxury Goods — 0.6%
6,956	Hanesbrands, Inc. †,(d)	204,437
4,000	Phillips-Van Heusen Corporation	235,200
3,750	Timberland Company (The), Class A †,(d)	97,612

		537,249

Total Consumer Discretionary		12,457,430

Consumer Staples — 2.5%
Beverages — 0.3%
4,400	Hansen Natural Corporation †,(d)	166,672
4,431	PepsiAmericas, Inc.	98,900

		265,572

Food & Staples Retailing — 0.3%
4,751	BJ’s Wholesale Club, Inc. †	160,726
2,607	Ruddick Corporation	78,419

		239,145

Food Products — 0.9%
5,354	Hormel Foods Corporation	199,115
4,066	J.M. Smucker Company (The)	216,799
1,723	Lancaster Colony Corporation (d)	76,139
7,252	Smithfield Foods, Inc. †,(d)	217,198
2,037	Tootsie Roll Industries, Inc. (d)	61,059

		770,310

Household Products — 0.7%
4,751	Church & Dwight Co., Inc.	239,213
4,073	Energizer Holdings, Inc. †	347,549

		586,762

Personal Products — 0.2%
5,800	Alberto-Culver Company	132,704

Tobacco — 0.1%
1,885	Universal Corporation	115,645

Total Consumer Staples		2,110,138

Energy — 8.0%
Energy Equipment & Services — 3.3%
8,115	Cameron International Corporation †	509,541
4,871	FMC Technologies, Inc. †,(d)	339,801
9,168	Grant Prideco, Inc. †,(d),(e)	456,933
7,553	Hanover Compressor Company †,(d)	168,054
7,445	Helmerich & Payne, Inc.	225,881
11,377	Patterson-UTI Energy, Inc.	255,300

3

11,925	Pride International, Inc. †	358,943
5,800	Superior Energy Services, Inc. †	199,926
4,115	Tidewater, Inc. (d)	241,057

		2,755,436

Oil, Gas & Consumable Fuels — 4.7%
10,167	Arch Coal, Inc. (d)	312,025
6,000	Cimarex Energy Co.	222,120
8,731	Denbury Resources Inc. †	260,097
3,800	Encore Acquisition Company †	91,922
4,004	Forest Oil Corporation †,(d)	133,613
8,000	Frontier Oil Corporation	261,120
9,375	Newfield Exploration Company †	391,031
12,289	Noble Energy, Inc. (e)	733,039
2,170	Overseas Shipholding Group, Inc. (d)	135,842
8,779	Pioneer Natural Resources Company (e)	378,463
5,221	Plains Exploration & Production Company †	235,676
4,248	Pogo Producing Company (d)	204,329
4,030	Quicksilver Resources, Inc. †,(d)	160,273
12,186	Southwestern Energy Company †,(e)	499,382

		4,018,932

Total Energy		6,774,368

Financials — 16.6%
Capital Markets — 2.5%
5,443	A.G. Edwards, Inc.	376,547
9,096	Eaton Vance Corporation	324,182
4,836	Investors Financial Services Corp.	281,213
7,392	Jefferies Group, Inc.	213,998
5,637	Nuveen Investments, Inc. (d)	266,630
6,629	Raymond James Financial, Inc.	197,279
4,615	SEI Investments Company	277,962
6,203	Waddell & Reed Financial, Inc., Class A	144,654

		2,082,465

Commercial Banks — 2.6%
9,330	Associated Banc Corporation	313,488
3,558	Bank of Hawaii Corporation	188,681
3,772	Cathay General Bancorp (d)	128,173
2,862	City National Corporation (d)	210,643
10,951	Colonial BancGroup, Inc.	271,037
4,346	Cullen/Frost Bankers, Inc.	227,426
5,861	FirstMerit Corporation (d)	123,726
3,730	Greater Bay Bancorp	100,300
2,528	SVB Financial Group †,(d)	122,835
8,062	TCF Financial Corporation	212,514
2,283	Westamerica Bancorporation (d)	109,972
4,899	Wilmington Trust Corporation	206,591

		2,215,386

4

Consumer Finance — 0.2%
8,461	AmeriCredit Corp. †,(d)	193,418

Diversified Financial Services — 0.4%
11,617	Leucadia National Corporation (d)	341,772

Insurance — 4.5%
5,092	American Financial Group, Inc.	173,332
7,116	Arthur J. Gallagher & Company (d)	201,596
8,373	Brown & Brown, Inc. (d)	226,490
4,654	Everest Re Group, Ltd. (e)	447,575
15,779	Fidelity National Financial, Inc., Class A	378,854
6,920	First American Corporation (d)	350,982
3,730	Hanover Insurance Group, Inc. (The)	172,028
7,962	HCC Insurance Holdings, Inc.	245,230
3,148	Horace Mann Educators Corporation	64,691
2,601	Mercury General Corporation (d)	137,957
4,320	Ohio Casualty Corporation	129,384
16,503	Old Republic International Corporation	365,046
5,007	Protective Life Corporation	220,508
3,832	StanCorp Financial Group, Inc.	188,419
2,884	Unitrin, Inc.	135,750
12,238	W. R. Berkley Corporation	405,323

		3,843,165

Real Estate Investment Trusts (REITs) — 4.3%
7,132	AMB Property Corporation	419,290
4,012	Highwoods Properties, Inc.	158,434
6,767	Hospitality Properties Trust	316,696
6,591	Liberty Property Trust	321,113
4,813	Longview Fibre Company	118,544
5,141	Macerich Company (The)	474,823
4,856	Mack-Cali Realty Corporation	231,291
7,395	New Plan Excel Realty Trust (d)	244,257
2,834	Potlatch Corporation (d)	129,741
5,605	Rayonier, Inc.	241,015
4,934	Regency Centers Corporation	412,236
9,644	UDR, Inc. (d)	295,299
5,393	Weingarten Realty Investors (d)	256,491

		3,619,230

Thrifts & Mortgage Finance — 2.1%
6,103	Astoria Financial Corporation	162,279
8,091	First Niagara Financial Group, Inc.	112,546
5,216	IndyMac Bancorp, Inc. (d)	167,173
19,797	New York Community Bancorp, Inc. (d)	348,229
6,332	PMI Group, Inc. (The)	286,333
5,770	Radian Group, Inc.	316,658

5

6,388	Washington Federal, Inc. (d)	149,862
4,107	Webster Financial Corporation	197,177

		1,740,257

Total Financials		14,035,693

Health Care — 11.0%
Biotechnology — 1.3%
4,737	Cephalon, Inc. †,(d)	337,322
2,353	Martek Biosciences Corporation †	48,519
22,914	Millennium Pharmaceuticals, Inc. †,(d)	260,303
8,408	PDL BioPharma, Inc. †,(d)	182,453
8,992	Vertex Pharmaceuticals Incorporated †	252,136

		1,080,733

Health Care Equipment & Supplies — 2.9%
4,343	Advanced Medical Optics, Inc. †,(d)	161,560
4,447	Beckman Coulter, Inc.	284,119
8,237	Cytyc Corporation †	281,788
10,872	Dentsply International, Inc.	356,058
4,145	Edwards Lifesciences Corporation †,(d)	210,151
3,792	Gen-Probe Incorporated †	178,527
4,399	Hillenbrand Industries, Inc.	261,169
2,693	Intuitive Surgical, Inc. †,(d)	327,388
5,444	ResMed, Inc. †,(d)	274,214
4,746	STERIS Corporation	126,054

		2,461,028

Health Care Providers & Services — 3.8%
3,106	Apria Healthcare Group, Inc. †,(d)	100,168
6,784	Community Health Systems, Inc. †,(d)	239,136
17,400	Health Management Associates, Inc., Class A (d)	189,138
8,071	Health Net, Inc., Class A †	434,301
6,342	Henry Schein, Inc. †	349,952
4,194	LifePoint Hospitals, Inc. †	160,295
6,313	Lincare Holdings, Inc. †	231,371
8,694	Omnicare, Inc. (d)	345,760
3,889	Psychiatric Solutions, Inc. †	156,766
6,302	Triad Hospitals, Inc. †,(d)	329,279
3,885	Universal Health Services, Inc., Class B	222,455
6,095	VCA Antech, Inc. †	221,309
2,400	WellCare Health Plans, Inc. †	204,600

		3,184,530

Health Care Technology — 0.3%
4,700	Cerner Corporation †,(d)	255,915

Life Sciences Tools & Services — 1.8%
4,954	Affymetrix, Inc. †,(d)	148,967
4,790	Charles River Laboratories International, Inc. †,(d)	221,585
4,581	Covance, Inc. †	271,837

6

3,394	Invitrogen Corporation †,(d)	216,028
7,536	Pharmaceutical Product Development, Inc. (d)	253,888
2,883	Techne Corporation †	164,619
2,266	Varian, Inc. †	132,017
2,400	Ventana Medical Systems, Inc. †,(d)	100,560

		1,509,501

Pharmaceuticals — 0.9%
4,006	Medicis Pharmaceutical Corporation, Class A (d)	123,465
2,616	Par Pharmaceutical Companies, Inc. †,(d)	65,714
5,564	Perrigo Company (d)	98,260
7,844	Sepracor, Inc. †,(d),(e)	365,766
6,807	Valeant Pharmaceuticals International (d)	117,693

		770,898

Total Health Care		9,262,605

Industrials — 15.4%
Aerospace & Defense — 1.6%
2,412	Alliant Techsystems, Inc. †	212,063
2,940	DRS Technologies, Inc.	153,380
9,889	Precision Castparts Corporation (e)	1,028,950

		1,394,393

Air Freight & Logistics — 0.8%
15,439	Expeditors International of Washington, Inc. (e)	637,940

Airlines — 0.4%
6,652	AirTran Holdings, Inc. †,(d)	68,316
2,919	Alaska Air Group, Inc. †,(d)	111,214
12,846	JetBlue Airways Corporation †,(d)	147,857

		327,387

Commercial Services & Supplies — 3.8%
6,581	ADESA, Inc.	181,833
3,464	Brink’s Company (The)	219,791
5,521	ChoicePoint, Inc. †	206,651
5,161	Copart, Inc. †	144,560
2,795	Corporate Executive Board Company (The)	212,308
3,764	Deluxe Corporation	126,207
4,327	Dun & Bradstreet Corporation (The)	394,622
4,649	Herman Miller, Inc.	155,695
3,481	HNI Corporation (d)	159,882
1,552	Kelly Services, Inc., Class A (d)	49,974
3,200	Korn/Ferry International †,(d)	73,408
6,082	Manpower, Inc.	448,669
2,210	Mine Safety Appliances Company (d)	92,953
3,880	Navigant Consulting, Inc. †,(d)	76,669
12,192	Republic Services, Inc.	339,182

7

2,186	Rollins, Inc. (d)	50,300
3,228	Stericycle, Inc. †	263,082

		3,195,786

Construction & Engineering — 0.9%
2,480	Granite Construction, Inc. (d)	137,045
8,458	Jacobs Engineering Group, Inc. †	394,565
8,676	Quanta Services, Inc. †,(d)	218,809

		750,419

Electrical Equipment — 1.2%
7,580	AMETEK, Inc.	261,813
4,313	Hubbell Incorporated, Class B (d)	208,059
6,340	Roper Industries, Inc.	347,939
3,706	Thomas & Betts Corporation †	180,927

		998,738

Industrial Conglomerates — 0.5%
4,510	Carlisle Companies Incorporated (d)	193,614
502	Sequa Corporation, Class A †,(d)	60,125
2,793	Teleflex, Inc.	190,119

		443,858

Machinery — 4.0%
6,663	AGCO Corporation †,(d)	246,331
3,761	Crane Company	152,020
5,027	Donaldson Company, Inc.	181,475
3,519	Federal Signal Corporation (d)	54,615
4,137	Flowserve Corporation	236,595
4,814	Graco Inc.	188,516
6,016	Harsco Corporation	269,878
7,891	Joy Global, Inc. (e)	338,524
2,832	Kennametal, Inc.	191,471
3,117	Lincoln Electric Holdings, Inc. (d)	185,649
2,464	Nordson Corporation	114,477
5,282	Oshkosh Truck Corporation (d)	279,946
7,143	Pentair, Inc.	222,576
4,305	SPX Corporation	302,211
6,881	Timken Company	208,563
5,832	Trinity Industries, Inc. (d)	244,477

		3,417,324

Marine — 0.2%
3,152	Alexander & Baldwin, Inc. (d)	158,987

Road & Rail — 1.1%
7,339	Avis Budget Group, Inc. †,(d)	200,502
3,369	Con-way Inc.	167,911
7,438	J.B. Hunt Transport Services, Inc.	195,173
3,946	Swift Transportation Company, Inc. †,(d)	122,957

8

3,733	Werner Enterprises, Inc. (d)	67,829
4,210	YRC Worldwide, Inc. †,(d)	169,326

		923,698

Trading Companies & Distributors — 0.9%
8,971	Fastenal Company (d)	314,434
3,749	GATX Corporation (d)	179,202
3,856	MSC Industrial Direct Co., Inc., Class A	179,998
4,838	United Rentals, Inc. †	133,045

		806,679

Total Industrials		13,055,209

Information Technology — 15.6%
Communications Equipment — 2.1%
28,853	3Com Corporation †,(d)	112,815
4,449	ADTRAN, Inc. (d)	108,333
11,700	Andrew Corporation †,(d)	123,903
3,744	Avocent Corporation †	100,976
4,319	CommScope, Inc. †	185,285
2,973	Dycom Industries, Inc. †,(d)	77,476
2,968	F5 Networks, Inc. †	197,906
9,603	Harris Corporation	489,273
3,471	Plantronics, Inc. (d)	81,985
6,456	Polycom, Inc. †	215,179
9,534	Powerwave Technologies, Inc. †,(d)	54,248
7,785	UTStarcom, Inc. †,(d)	64,538

		1,811,917

Computers & Peripherals — 0.9%
4,689	Diebold, Inc.	223,712
2,546	Imation Corporation	102,808
7,576	Palm, Inc. †,(d)	137,353
15,874	Western Digital Corporation †	266,842

		730,715

Electronic Equipment & Instruments — 2.5%
6,420	Amphenol Corporation, Class A	414,539
8,752	Arrow Electronics, Inc. †	330,388
9,139	Avnet, Inc. †,(d)	330,283
4,392	CDW Corporation	269,801
10,139	Ingram Micro Inc., Class A †	195,784
6,369	KEMET Corporation †,(d)	48,723
4,146	National Instruments Corporation	108,750
2,986	Newport Corporation †	48,881
4,024	Tech Data Corporation †	144,099
13,503	Vishay Intertechnology, Inc. †	188,772

		2,080,020

9

Information Technology Services — 2.7%
4,957	Acxiom Corporation	106,030
4,738	Alliance Data Systems Corporation †	291,956
8,815	BISYS Group, Inc. (The) †,(d)	101,020
9,900	Broadridge Financial Solutions, Inc. †	195,030
10,185	Ceridian Corporation †	354,846
6,337	CheckFree Corporation †,(d)	235,039
3,270	CSG Systems International, Inc. †	81,815
3,977	DST Systems, Inc. †	299,071
3,753	Gartner, Inc., Class A †,(d)	89,884
4,900	Global Payments Inc.	166,894
6,018	MoneyGram International, Inc. (d)	167,060
7,582	MPS Group, Inc. †	107,285
2,992	SRA International, Inc., Class A †	72,885

		2,268,815

Internet Software & Services — 0.2%
7,200	ValueClick, Inc. †	188,136

Office Electronics — 0.2%
4,971	Zebra Technologies Corporation, Class A †	191,930

Semiconductors & Semiconductor Equipment — 4.2%
31,361	Atmel Corporation †	157,746
5,654	Cree, Inc. †,(d)	93,065
13,342	Cypress Semiconductor Corporation †,(d)	247,494
8,969	Fairchild Semiconductor International, Inc. †,(d)	149,962
14,224	Integrated Device Technology, Inc. †	219,334
5,237	International Rectifier Corporation †,(d)	200,106
9,886	Intersil Corporation, Class A	261,880
10,202	Lam Research Corporation †,(e)	482,963
8,369	Lattice Semiconductor Corporation †	48,958
12,128	MEMC Electronic Materials, Inc. †	734,714
4,335	Micrel Incorporated †,(d)	47,772
15,451	Microchip Technology, Incorporated (e)	548,974
14,026	RF Micro Devices, Inc. †,(d)	87,382
5,332	Semtech Corporation †	71,875
3,910	Silicon Laboratories, Inc. †	116,987
10,182	TriQuint Semiconductor, Inc. †,(d)	50,910

		3,520,122

Software — 2.8%
17,867	Activision, Inc. †,(d)	338,401
1,483	Advent Software, Inc. †,(d)	51,712
20,180	Cadence Design Systems, Inc. †,(d)	424,991
4,137	Fair Isaac Corporation	160,019
5,743	Jack Henry & Associates, Inc. (d)	138,119
3,669	Macrovision Corporation †	91,909
11,422	McAfee, Inc. †	332,152
5,952	Mentor Graphics Corporation †,(d)	97,256
8,100	Parametric Technology Corporation †	154,629

10

6,551	Sybase, Inc. †	165,609
10,467	Synopsys, Inc. †	274,549
2,746	Transaction Systems Architects, Inc., Class A †	88,943
5,529	Wind River Systems, Inc. †	54,958

		2,373,247

Total Information Technology		13,164,902

Materials — 6.1%
Chemicals — 3.4%
5,695	Airgas, Inc.	240,044
5,760	Albemarle Corporation	238,119
4,636	Cabot Corporation	221,276
17,612	Chemtura Corporation	192,499
3,040	Cytec Industries, Inc.	170,970
3,112	Ferro Corporation	67,250
2,747	FMC Corporation	207,206
5,011	Lubrizol Corporation	258,217
15,455	Lyondell Chemical Company (d),(e)	463,186
1,436	Minerals Technologies, Inc. (d)	89,262
5,317	Olin Corporation	90,070
8,699	RPM International, Inc.	200,947
3,106	Scotts Miracle-Gro Company (The) (d)	136,757
3,394	Sensient Technologies Corporation (d)	87,497
7,443	Valspar Corporation	207,139

		2,870,439

Construction Materials — 0.8%
3,613	Florida Rock Industries, Inc.	243,119
3,232	Martin Marietta Materials, Inc.	436,966

		680,085

Containers & Packaging — 0.5%
5,945	Packaging Corporation of America (d)	145,058
7,257	Sonoco Products Company	272,718

		417,776

Metals & Mining — 1.0%
8,466	Commercial Metals Company	265,409
4,695	Reliance Steel & Aluminum Co.	227,238
6,292	Steel Dynamics, Inc. (d)	271,815
5,040	Worthington Industries, Inc. (d)	103,723

		868,185

Paper & Forest Products — 0.4%
4,094	Bowater, Inc. (d)	97,519
7,462	Louisiana-Pacific Corporation (d)	149,688
3,275	P.H. Glatfelter Company (d)	48,830

		296,037

Total Materials		5,132,522

11

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.3%
18,078	Cincinnati Bell, Inc. †	84,967
4,600	NeuStar, Inc., Class A †,(d)	130,824

		215,791

Wireless Telecommunication Services — 0.5%
7,453	Telephone & Data Systems, Inc. (e)	444,348

Total Telecommunication Services		660,139

Utilities — 8.0%
Electric Utilities — 2.4%
8,091	DPL, Inc. (d)	251,549
6,417	Duquesne Light Holdings, Inc. (d)	126,992
6,196	Great Plains Energy, Inc. (d)	201,060
5,950	Hawaiian Electric Industries, Inc. (d)	154,640
3,133	Idacorp, Inc. (d)	106,021
11,028	Northeast Utilities	361,388
13,700	Pepco Holdings, Inc.	397,574
15,819	Sierra Pacific Resources †	274,934
6,386	Westar Energy, Inc. (d)	175,743

		2,049,901

Gas Utilities — 1.7%
5,563	AGL Resources, Inc.	237,651
8,771	Equitable Resources, Inc. (d)	423,815
5,899	National Fuel Gas Company (d)	255,191
7,891	ONEOK, Inc.	355,095
3,570	WGL Holdings, Inc. (d)	114,168

		1,385,920

Multi-Utilities — 3.6%
8,312	Alliant Energy Corporation	372,544
27,386	Aquila, Inc. †	114,473
2,434	Black Hills Corporation (d)	89,498
11,316	Energy East Corporation (d)	275,658
12,951	MDU Resources Group, Inc.	372,212
7,647	NSTAR (d)	268,563
6,525	OGE Energy Corporation	253,170
5,460	PNM Resources, Inc.	176,358
8,510	Puget Energy, Inc. (d)	218,537
8,341	SCANA Corporation	360,081
5,578	Vectren Corporation (d)	159,531
8,376	Wisconsin Energy Corporation (d)	406,403

		3,067,028

12

Water Utilities — 0.3%
9,619	Aqua America, Inc. (d)	215,947

Total Utilities		6,718,796

TOTAL COMMON STOCKS
(Cost $54,013,805)		83,371,802

INVESTMENT COMPANY SECURITY — 0.8%
(Cost $710,270)
710,270	Institutional Money Market Fund — Comerica Class Y Shares (g)	710,270

Principal
Amount

U.S. TREASURY BILL — 0.6%
(Cost $491,382)
$500,000	5.044% due 08/02/2007 (e),(f)	491,382

Shares

COLLATERAL FOR SECURITIES ON LOAN(c) — 22.3%
(Cost $18,885,641)
18,885,641	State Street Navigator Securities Lending Trust — Prime Portfolio (h)	18,885,641

TOTAL INVESTMENTS
(Cost $74,101,098)(i)	122.4%	$103,459,095

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

13

(d)	Security, or a portion thereof, is on loan.

(e)	Security, or a portion thereof, pledged or designated as collateral for futures contracts.

(f)	Rate represents annualized yield at date of purchase.

(g)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(h)	At March 31, 2007, the market value of the securities on loan is $18,667,677.

(i)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $31,275,608, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,917,611 and net appreciation for financial reporting purposes was $29,357,997. At March 31, 2007, aggregate cost for financial reporting purposes was $74,101,098.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

14

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Shares		Value(b),(j)

COMMON STOCKS — 99.5%
Consumer Discretionary — 15.1%
Auto Components — 0.4%
3,742	Drew Industries Incorporated †	$107,321
8,864	LKQ Corporation †	193,767
2,453	Standard Motor Products, Inc.	41,873
4,610	Superior Industries International, Inc. (d)	96,026

		438,987

Automobiles — 0.4%
3,236	Coachmen Industries, Inc. (d)	34,075
12,889	Fleetwood Enterprises, Inc. †,(d)	101,952
5,395	Monaco Coach Corporation (d)	85,942
6,136	Winnebago Industries, Inc. (d)	206,354

		428,323

Distributors — 0.2%
3,626	Audiovox Corporation, Class A †,(d)	53,411
5,851	Building Materials Holding Corporation (d)	105,962
3,288	Keystone Automotive Industries, Inc. †,(d)	110,805

		270,178

Diversified Consumer Services — 0.6%
5,120	Bright Horizons Family Solutions, Inc. †,(d)	193,280
5,573	Coinstar, Inc. †	174,435
1,049	CPI Corporation	55,083
1,770	Pre-Paid Legal Services, Inc. †,(d)	88,695
4,654	Universal Technical Institute, Inc. †,(d)	107,414
1,950	Vertrue Incorporated †,(d)	93,814

		712,721

Hotels, Restaurants & Leisure — 3.5%
3,854	California Pizza Kitchen, Inc. †,(d)	126,758
6,513	CEC Entertainment, Inc. †	270,550
13,625	CKE Restaurants, Inc.	256,967
3,070	IHOP Corp. (d)	180,056
6,726	Jack in the Box, Inc. †	464,968
3,416	Landry’s Restaurants, Inc. (d)	101,114
4,292	Marcus Corporation (The)	99,832
2,100	Monarch Casino & Resort, Inc. †	54,600
5,536	Multimedia Games, Inc. †,(d)	65,878
4,703	O’Charley’s Inc. †	90,721
5,019	P. F. Chang’s China Bistro, Inc. †,(d)	210,196
6,187	Panera Bread Company, Class A †,(d)	365,404

4,418	Papa John’s International, Inc. †	129,889
2,788	Peet’s Coffee & Tea, Inc. †,(d)	77,004
11,749	Pinnacle Entertainment, Inc. †	341,543
5,998	RARE Hospitality International, Inc. †,(d)	180,480
3,343	Red Robin Gourmet Burgers, Inc. †	129,775
3,400	Ruth’s Chris Steak House, Inc. †	69,224
6,835	Shuffle Master, Inc. †,(d)	124,739
13,614	Sonic Corporation †,(e)	303,320
5,682	Steak n Shake Company (The) †,(d)	95,287
12,762	Triarc Companies, Inc., Class B	219,379
4,611	WMS Industries, Inc. †	180,936

		4,138,620

Household Durables — 1.5%
2,376	Bassett Furniture Industries, Inc.	34,975
15,404	Champion Enterprises, Inc. †,(d)	135,555
6,209	Ethan Allen Interiors Inc. (d)	219,426
10,348	La-Z-Boy, Inc. (d)	128,108
2,910	Lenox Group Inc. †,(d)	19,148
2,943	Libbey, Inc. (d)	41,261
2,435	M/ I Homes, Inc. (d)	64,649
4,293	Meritage Homes Corporation †,(d)	137,891
949	National Presto Industries, Inc.	58,496
950	NVR, Inc. †,(d),(e)	631,750
2,370	Russ Berrie & Company, Inc. †,(d)	33,417
1,369	Skyline Corporation	46,190
12,635	Standard Pacific Corp. (d),(e)	263,693

		1,814,559

Internet & Catalog Retail — 0.2%
2,808	Blue Nile, Inc. †,(d)	114,173
4,878	PetMed Express, Inc. †,(d)	57,805
3,854	Stamps.com Inc. †,(d)	55,382

		227,360

Leisure Equipment & Products — 1.2%
2,511	Arctic Cat, Inc. (d)	48,939
5,595	JAKKS Pacific, Inc. †,(d)	133,721
9,938	K2, Inc. †	120,151
3,774	MarineMax, Inc. †,(d)	87,481
6,341	Nautilus Group, Inc. (The) (d)	97,842
6,992	Polaris Industries, Inc. (d)	335,476
9,923	Pool Corporation (d)	355,243
4,098	RC2 Corporation †	165,518
3,791	Sturm Ruger & Company, Inc. †	50,989

		1,395,360

Media — 0.6%
2,646	4Kids Entertainment, Inc. †	50,062
5,755	Arbitron, Inc.	270,197

12,811	Live Nation, Inc. †	282,611
15,512	Radio One, Inc., Class D †	100,208

		703,078

Multiline Retail — 0.2%
8,062	Fred’s, Inc., Class A (d)	118,512
6,005	Tuesday Morning Corporation (d)	89,114

		207,626

Specialty Retail — 4.3%
9,516	Aaron Rents, Inc.	251,603
5,622	Brown Shoe Company, Inc.	236,124
6,350	Cato Corporation, Class A	148,527
4,564	Children’s Place Retail Stores, Inc. (The) †	254,489
7,329	Christopher & Banks Corporation (d)	142,696
4,449	Cost Plus, Inc. †,(d)	44,490
8,995	Dress Barn (The) †,(d)	187,186
8,419	Finish Line, Inc. (The), Class A	106,079
4,398	Genesco, Inc. †,(d)	182,649
4,713	Group 1 Automotive, Inc.	187,436
5,737	Guitar Center, Inc. †,(d)	258,853
6,187	Gymboree Corporation †	247,913
4,558	Haverty Furniture Companies, Inc. (d)	63,812
6,209	Hibbett Sports Inc., †,(d)	177,515
8,904	Hot Topic, Inc. †	98,834
4,919	Jo-Ann Stores, Inc. †	134,043
3,629	Jos. A. Bank Clothiers, Inc. †,(d)	128,285
10,350	Men’s Wearhouse, Inc. (The)	486,967
2,378	Midas, Inc. †	51,293
10,643	Pep Boys — Manny, Moe & Jack (The) (d)	203,175
9,837	Select Comfort Corporation †,(d)	175,099
5,882	Sonic Automotive, Inc., Class A (d)	167,637
8,547	Stage Stores, Inc.	199,231
5,441	Stein Mart, Inc.	88,797
6,773	Tractor Supply Company †,(d)	348,809
6,255	Tween Brands, Inc. †	223,429
9,507	Zale Corporation †,(d)	250,795

		5,045,766

Textiles, Apparel & Luxury Goods — 2.0%
3,000	Ashworth, Inc. †,(d)	22,710
6,566	Crocs, Inc. †	310,243
2,201	Deckers Outdoor Corporation †	156,315
8,843	Fossil, Inc. †	234,074
5,345	K-Swiss, Inc., Class A	144,422
5,069	Kellwood Company (d)	148,674
4,100	Movado Group, Inc.	120,745
3,071	Oxford Industries, Inc. (d)	151,830
24,043	Quiksilver, Inc. †,(d)	278,899
5,345	Skechers U.S.A., Inc. †	190,122

7,272	Stride Rite Corporation (The) (d)	111,916
2,900	UniFirst Corporation (d)	111,273
10,890	Wolverine World Wide, Inc.	311,127

		2,292,350

Total Consumer Discretionary		17,674,928

Consumer Staples — 4.4%
Food & Staples Retailing — 1.2%
9,872	Casey’s General Stores, Inc. (d)	246,899
3,929	Great Atlantic & Pacific Tea Company, Inc. (The) (d)	130,364
5,556	Longs Drug Stores Corporation	286,912
2,638	Nash Finch Company (d)	90,905
6,821	Performance Food Group Company †	210,564
4,200	Spartan Stores Inc.	112,560
8,320	United Natural Foods, Inc. †,(d)	254,925

		1,333,129

Food Products — 1.9%
14,524	Corn Products International, Inc. (e)	516,909
7,133	Delta & Pine Land Company	293,880
10,109	Flowers Foods, Inc.	304,988
7,629	Hain Celestial Group, Inc. (The) †,(d)	229,404
2,757	J&J Snack Foods Corporation	108,874
6,215	Lance, Inc. (d)	125,792
5,216	Ralcorp Holdings, Inc. †,(d)	335,389
3,194	Sanderson Farms, Inc. (d)	118,370
6,105	TreeHouse Foods, Inc. †	186,019

		2,219,625

Household Products — 0.3%
13,991	Central Garden & Pet Company †	205,668
7,627	Spectrum Brands, Inc. †,(d)	48,279
3,429	WD-40 Company	108,733

		362,680

Personal Products — 0.9%
3,700	Chattem, Inc. †	218,078
3,191	Mannatech, Incorporated (d)	51,248
11,047	NBTY, Inc. †	585,933
11,213	Playtex Products, Inc. †,(d)	152,160
1,826	USANA Health Sciences, Inc. †	85,585

		1,093,004

Tobacco — 0.1%
17,625	Alliance One International, Inc. †	162,679

Total Consumer Staples		5,171,117

Energy — 6.2%
Energy Equipment & Services — 3.4%
5,284	Atwood Oceanics, Inc. †,(d)	310,118
4,596	Bristow Group Inc. †,(d)	167,524
3,961	CARBO Ceramics Inc. (d)	184,385
4,669	Dril-Quip, Inc. †	202,074
4,572	Hornbeck Offshore Services Inc. †	130,988
3,580	Hydril Company †	344,539
13,756	Input/ Output, Inc. †,(d)	189,558
6,057	Lone Star Technologies, Inc. †	399,944
2,941	Lufkin Industries, Inc. (d)	165,225
10,914	Oceaneering International, Inc. †	459,698
4,166	SEACOR Holdings, Inc. †,(d)	409,934
14,065	TETRA Technologies, Inc. †	347,546
9,055	Unit Corporation †,(e)	458,092
5,893	W-H Energy Services, Inc. †	275,439

		4,045,064

Oil, Gas & Consumable Fuels — 2.8%
9,514	Cabot Oil & Gas Corporation	640,483
17,959	Helix Energy Solutions Group, Inc. †,(d),(e)	669,691
15,959	Massey Energy Company (e)	382,857
3,657	Penn Virginia Corporation	268,424
2,976	Petroleum Development Corporation †	159,424
12,290	St. Mary Land & Exploration Company	453,871
5,474	Stone Energy Corporation †,(d)	162,523
5,777	Swift Energy Company †	241,305
5,547	World Fuel Services Corporation	256,604

		3,235,182

Total Energy		7,280,246

Financials — 15.6%
Capital Markets — 0.7%
8,699	Investment Technology Group, Inc. †	341,001
10,645	LaBranche & Co. Inc. †,(d)	86,863
3,636	Piper Jaffray Companies, Inc. †	225,214
4,879	SWS Group, Inc. (d)	121,048
5,143	TradeStation Group, Inc. †	64,750

		838,876

Commercial Banks — 5.8%
7,144	Boston Private Financial Holdings, Inc. (d)	199,460
5,676	Cascade Bancorp (d)	147,235
6,000	Central Pacific Financial Corp.	219,420
9,001	Chittenden Corporation	271,740
6,030	Community Bank System, Inc. (d)	126,148
11,982	East West Bancorp, Inc. (d)	440,578
16,389	First BanCorp.	217,318
12,652	First Commonwealth Financial Corporation (d)	148,661

6,513	First Financial Bancorp (d)	98,411
2,626	First Indiana Corporation	57,378
9,778	First Midwest Bancorp, Inc.	359,342
6,045	First Republic Bank	324,617
10,219	Glacier Bancorp, Inc.	245,665
8,243	Hanmi Financial Corporation (d)	157,112
4,098	Independent Bank Corporation	83,476
3,785	Irwin Financial Corporation (d)	70,552
4,223	Nara Bancorp, Inc.	73,945
3,621	PrivateBancorp, Inc.	132,384
6,729	Prosperity Bancshares, Inc. (d)	233,765
6,399	Provident Bankshares Corporation (d)	210,271
14,720	South Financial Group, Inc. (d),(e)	363,878
3,769	Sterling Bancorp	68,219
13,889	Sterling Bancshares, Inc. (d)	155,279
9,968	Sterling Financial Corporation	310,902
10,142	Susquehanna Bancshares, Inc. (d)	235,193
19,452	UCBH Holdings, Inc. (d),(e)	362,196
11,355	Umpqua Holdings Corporation (d)	303,973
7,167	United Bankshares, Inc.	251,060
7,100	United Community Banks, Inc.	232,809
12,894	Whitney Holding Corporation	394,299
3,114	Wilshire Bancorp, Inc. (d)	51,070
5,014	Wintrust Financial Corporation (d)	223,675

		6,770,031

Consumer Finance — 0.4%
5,793	Cash America International, Inc.	237,513
5,500	First Cash Financial Services, Inc. †	122,540
5,492	Rewards Network, Inc. †,(d)	29,108
3,532	World Acceptance Corporation †	141,103

		530,264

Diversified Financial Services — 0.2%
5,487	Financial Federal Corporation (d)	144,418
3,207	Portfolio Recovery Associates, Inc. †,(d)	143,192

		287,610

Insurance — 2.9%
8,447	Delphi Financial Group, Inc.	339,823
7,076	Hilb Rogal & Hobbs Company	347,078
3,878	Infinity Property & Casualty Corporation (d)	181,723
3,469	LandAmerica Financial Group, Inc. (d)	256,394
11,298	Philadelphia Consolidated Holding Corp. †	496,999
4,334	Presidential Life Corporation	85,466
6,498	ProAssurance Corporation †	332,373
3,965	RLI Corporation	217,797
2,872	Safety Insurance Group, Inc.	115,225
2,023	SCPIE Holdings, Inc. †,(d)	45,922
11,226	Selective Insurance Group, Inc. (d)	285,814

3,671	Stewart Information Services Corporation (d)	153,411
4,231	United Fire & Casualty Company	148,635
7,239	Zenith National Insurance Corporation	342,188

		3,348,848

Real Estate Investment Trusts (REITs) — 3.9%
6,216	Acadia Realty Trust (d)	162,051
9,010	Colonial Properties Trust	411,487
4,631	EastGroup Properties, Inc.	236,320
5,180	Entertainment Properties Trust	312,095
4,765	Essex Property Trust, Inc. (d)	616,972
12,815	Inland Real Estate Corporation (d)	235,027
6,437	Kilroy Realty Corporation	474,729
13,826	Lexington Corporate Properties Trust	292,144
4,176	LTC Properties, Inc.	108,200
9,909	Medical Properties Trust, Inc. (d)	145,563
4,987	Mid-America Apartment Communities, Inc.	280,569
12,865	National Retail Properties, Inc.	311,204
2,997	Parkway Properties Inc.	156,593
3,125	PS Business Parks, Inc.	220,375
14,649	Senior Housing Properties Trust	350,111
4,036	Sovran Self Storage, Inc.	223,635

		4,537,075

Thrifts & Mortgage Finance — 1.7%
3,642	Anchor Bancorp Wisconsin, Inc. (d)	103,251
12,150	Bank Mutual Corporation (d)	138,145
9,237	BankAtlantic Bancorp, Inc., Class A	101,238
6,425	BankUnited Financial Corporation, Class A (d)	136,274
12,407	Brookline Bancorp, Inc. (d)	157,197
6,700	Corus Bankshares, Inc. (d)	114,302
5,530	Dime Community Bancshares, Inc.	73,162
3,815	Downey Financial Corporation (d)	246,220
3,250	FirstFed Financial Corporation †,(d)	184,697
7,814	Flagstar Bancorp, Inc. (d)	93,377
4,746	Franklin Bank Corp. †,(d)	84,811
13,647	Fremont General Corporation (d),(e)	94,574
5,465	MAF Bancorp, Inc.	225,923
2,388	Triad Guaranty Inc. †	98,887
15,115	TrustCo Bank Corp NY (d)	144,802

		1,996,860

Total Financials		18,309,564

Health Care — 12.3%
Biotechnology — 0.5%
5,808	ArQule, Inc. †,(d)	43,327
4,636	Digene Corporation †	196,613

12,724	Regeneron Pharmaceuticals, Inc. †	275,093
9,341	Savient Pharmaceuticals, Inc. †,(d)	112,279

		627,312

Health Care Equipment & Supplies — 5.4%
14,156	American Medical Systems Holdings, Inc. †,(d)	299,683
2,813	Analogic Corporation	176,881
5,276	ArthroCare Corp. †,(d)	190,147
4,877	BioLase Technology, Inc. †,(d)	47,453
3,181	Biosite Incorporated †,(d)	267,109
5,634	CONMED Corporation †,(d)	164,682
8,855	Cooper Companies, Inc. (The) (d),(e)	430,530
4,360	Cyberonics, Inc. †,(d)	81,881
2,543	Datascope Corporation	92,031
4,511	DJO Incorporated †,(d)	170,967
4,435	Greatbatch, Inc. †,(d)	113,092
5,267	Haemonetics Corporation †,(d)	246,232
10,479	Hologic, Inc. †	604,010
2,956	ICU Medical, Inc. †	115,875
6,124	Idexx Laboratories, Inc. †	536,646
13,549	Immucor, Inc. †,(d)	398,747
3,857	Integra LifeSciences Holdings Corporation †	175,802
6,425	Invacare Corporation (d)	112,052
2,388	Kensey Nash Corporation †,(d)	72,834
8,362	Mentor Corporation (d)	384,652
4,321	Meridian Bioscience, Inc. (d)	119,951
5,527	Merit Medical Systems, Inc. †	69,364
3,574	Osteotech, Inc. †	27,305
3,562	Palomar Medical Technologies, Inc. †,(d)	142,302
4,411	PolyMedica Corporation (d)	186,718
3,469	Possis Medical, Inc. †	45,132
14,281	Respironics, Inc. †,(e)	599,659
3,077	SurModics, Inc. †,(d)	110,772
6,632	Theragenics Corporation †	41,516
6,412	Viasys Healthcare, Inc. †,(d)	217,944
1,571	Vital Signs, Inc.	81,661

		6,323,630

Health Care Providers & Services — 4.4%
5,170	Amedisys, Inc. †	167,663
10,190	AMERIGROUP Corporation †,(e)	309,776
6,657	AMN Healthcare Services, Inc. †	150,581
6,028	AmSurg Corporation †	147,626
8,446	Centene Corporation †	177,282
5,140	Chemed Corporation	251,654
4,384	Cross Country Healthcare, Inc. †	79,920
4,617	CryoLife, Inc. †,(d)	38,829
3,844	Genesis HealthCare Corporation †	242,595
5,498	Gentiva Health Services, Inc. †	110,895

6,000	HealthExtras, Inc. †,(d)	172,680
6,782	Healthways, Inc. †,(d)	317,059
13,758	Hooper Holmes, Inc. †	61,498
5,807	inVentiv Health, Inc. †	222,350
3,915	LCA-Vision, Inc. (d)	161,259
4,320	Matria Healthcare, Inc. †	113,875
6,921	Odyssey Healthcare, Inc. †	90,873
5,200	Option Care, Inc.	69,160
7,865	Owens & Minor, Inc. (d)	288,881
9,489	Pediatrix Medical Group, Inc. †	541,442
13,247	PSS World Medical, Inc. †	280,042
3,465	RehabCare Group, Inc. †	54,990
10,976	Sierra Health Services, Inc. †	451,882
8,764	Sunrise Senior Living, Inc. †	346,353
8,729	United Surgical Partners International, Inc. †	268,940

		5,118,105

Health Care Technology — 0.4%
9,597	Allscripts Healthcare Solutions, Inc. †,(d)	257,296
8,820	Dendrite International, Inc. †	138,121

		395,417

Life Sciences Tools & Services — 0.7%
5,390	Cambrex Corporation	132,594
3,761	Dionex Corporation †	256,162
6,091	Enzo Biochem, Inc. †,(d)	91,852
2,465	Kendle International Inc. †	87,557
5,323	PAREXEL International Corporation †,(d)	191,468
3,710	PharmaNet Development Group, Inc. †,(d)	96,460

		856,093

Pharmaceuticals — 0.9%
6,629	Alpharma, Inc., Class A (d)	159,626
3,309	Bradley Pharmaceuticals, Inc. †,(d)	63,500
15,444	MGI Pharma, Inc. †,(d)	347,026
4,915	Noven Pharmaceuticals, Inc. †	114,028
5,901	Sciele Pharma, Inc. †,(d)	139,736
13,631	ViroPharma Incorporated †,(d)	195,605

		1,019,521

Total Health Care		14,340,078

Industrials — 17.5%
Aerospace & Defense — 2.2%
7,188	AAR Corporation †,(d)	198,101
2,457	Applied Signal Technology, Inc.	44,054
5,908	Armor Holdings, Inc. †	397,786
5,283	Ceradyne, Inc. †	289,191
3,122	Cubic Corporation	67,560
8,596	Curtiss-Wright Corporation (d)	331,290
3,281	EDO Corporation (d)	85,962

4,984	Esterline Technologies Corporation †,(d)	204,693
11,222	Gencorp, Inc. †,(d)	155,312
8,278	Moog, Inc., Class A †,(d)	344,779
6,784	Teledyne Technologies, Inc. †	253,993
3,178	Triumph Group, Inc. (d)	175,871

		2,548,592

Air Freight & Logistics — 0.6%
6,209	EGL, Inc. †,(d)	246,063
5,960	Forward Air Corporation (d)	195,965
7,778	Hub Group, Inc., Class A †	225,484

		667,512

Airlines — 0.4%
7,375	Frontier Airlines Holdings, Inc. †,(d)	44,324
6,843	Mesa Air Group, Inc. †,(d)	51,528
12,509	SkyWest, Inc. (d)	335,616

		431,468

Building Products — 1.0%
5,687	Apogee Enterprises, Inc.	113,968
5,270	Griffon Corporation †	130,433
11,292	Lennox International, Inc.	403,124
3,880	NCI Building Systems, Inc. †	185,231
7,163	Simpson Manufacturing Co., Inc. (d)	220,907
3,688	Universal Forest Products, Inc. (d)	182,740

		1,236,403

Commercial Services & Supplies — 3.8%
8,527	ABM Industries Incorporated	225,028
4,736	Administaff, Inc. (d)	166,707
1,912	Angelica Corporation	52,656
5,848	Bowne & Company, Inc.	91,989
10,551	Brady Corporation, Class A (d)	329,191
2,619	CDI Corporation	75,741
3,299	Central Parking Corporation (d)	73,172
2,303	Consolidated Graphics, Inc. †	170,537
4,314	G & K Services, Inc., Class A	156,512
5,530	Healthcare Services Group, Inc. (d)	158,434
3,531	Heidrick & Struggles International, Inc. †	171,077
10,185	Interface, Inc., Class A	162,858
4,998	John H. Harland Company	256,048
10,198	Labor Ready, Inc. †	193,660
6,979	Mobile Mini, Inc. †	186,898
6,642	On Assignment, Inc. †	82,427
3,736	School Specialty, Inc. †,(d)	134,907
11,395	Spherion Corporation †	100,504
2,572	Standard Register Company (The) (d)	32,536
11,278	Tetra Tech, Inc. †	214,959
5,922	United Stationers, Inc. †	354,846

4,184	Viad Corp.	161,502
2,598	Volt Information Sciences, Inc. †	68,042
13,294	Waste Connections, Inc. †	398,022
8,292	Watson Wyatt Worldwide, Inc., Class A	403,406

		4,421,659

Construction & Engineering — 1.2%
6,206	EMCOR Group, Inc. †	366,030
5,486	Insituform Technologies, Inc., Class A †,(d)	114,054
15,748	Shaw Group Inc. (The) †	492,440
10,336	URS Corporation †,(d)	440,210

		1,412,734

Electrical Equipment — 1.7%
4,439	A.O. Smith Corporation	169,658
8,540	Acuity Brands, Inc. (d)	464,917
8,104	Baldor Electric Company	305,845
8,781	Belden CDT Inc. (d)	470,574
5,293	C&D Technologies, Inc. (d)	26,624
6,016	Magnetek, Inc. †,(d)	30,321
6,051	Regal Beloit Corporation	280,645
3,935	Vicor Corporation	39,429
5,745	Woodward Governor Company	236,522

		2,024,535

Industrial Conglomerates — 0.2%
2,502	Standex International Corporation	71,332
5,631	Tredegar Corporation	128,331

		199,663

Machinery — 4.1%
4,139	A.S.V., Inc. †,(d)	63,161
5,701	Albany International Corporation, Class A (d)	204,894
3,793	Astec Industries, Inc. †	152,668
7,759	Barnes Group, Inc. (d)	178,535
9,643	Briggs & Stratton Corporation (d),(e)	297,487
2,100	Cascade Corporation	125,748
9,983	Clarcor, Inc. (d)	317,459
4,265	EnPro Industries, Inc. †,(d)	153,753
10,273	Gardner Denver Inc. †,(d)	358,014
10,595	IDEX Corporation (e)	539,074
5,514	Kaydon Corporation (d)	234,676
2,342	Lindsay Manufacturing Co. (d)	74,452
3,352	Lydall, Inc. †	53,263
12,232	Manitowoc Company, Inc. (The)	777,099
7,241	Mueller Industries, Inc.	217,954
3,381	Robbins & Myers, Inc.	126,078
8,015	Toro Company (The) (e)	410,689
3,353	Valmont Industries, Inc.	193,904

6,277	Wabash National Corporation (d)	96,791
5,841	Watts Water Technologies, Inc., Class A (d)	222,133

		4,797,832

Marine — 0.3%
10,358	Kirby Corporation †	362,323

Road & Rail — 1.5%
4,883	Arkansas Best Corporation (d)	173,591
11,534	Heartland Express, Inc. (d)	183,160
15,103	Kansas City Southern †	537,365
11,272	Knight Transportation, Inc. (d)	200,867
11,129	Landstar System, Inc. (e)	510,153
5,471	Old Dominion Freight Line, Inc. †	157,619

		1,762,755

Trading Companies & Distributors — 0.5%
7,297	Applied Industrial Technologies, Inc. (d)	179,069
4,852	Kaman Corporation	113,100
840	Lawson Products, Inc.	31,819
4,790	Watsco, Inc.	244,625

		568,613

Total Industrials		20,434,089

Information Technology — 17.2%
Communications Equipment — 1.3%
2,387	Bel Fuse, Inc., Class B	92,401
3,497	Black Box Corporation	127,780
2,914	Blue Coat Systems, Inc. †,(d)	107,031
9,716	C-COR Incorporated †,(d)	134,664
4,650	Comtech Telecommunications Corp. †,(d)	180,095
5,053	Digi International, Inc. †	64,173
6,564	Ditech Networks, Inc. †	53,300
15,046	Harmonic, Inc. †,(d)	147,752
4,307	Inter-Tel, Inc.	101,818
6,599	NETGEAR, Inc. †,(d)	188,269
5,190	Network Equipment Technologies, Inc. †	50,343
4,584	PCTEL, Inc. †,(d)	46,619
9,299	Symmetricom, Inc. †	77,182
2,833	Tollgrade Communications, Inc. †	35,582
4,763	ViaSat, Inc. †	157,036

		1,564,045

Computers & Peripherals — 0.8%
23,664	Adaptec, Inc. †,(d)	91,580
8,020	Avid Technology, Inc. †,(d),(e)	279,738
5,227	Hutchinson Technology, Inc. †	122,050
6,068	Komag, Incorporated †,(d)	198,606
4,092	Neoware, Inc. †,(d)	41,206

6,126	Novatel Wireless, Inc. †,(d)	98,261
5,101	Synaptics Incorporated †,(d)	130,483

		961,924

Electronic Equipment & Instruments — 5.0%
14,814	Aeroflex Incorporated †	194,804
6,168	Agilysys, Inc.	138,595
6,200	Anixter International, Inc. †	408,828
6,126	Bell Microproducts, Inc. †,(d)	39,206
14,083	Benchmark Electronics, Inc. †,(d)	290,955
10,189	Brightpoint, Inc. †,(d)	116,562
7,910	Checkpoint Systems, Inc. †	187,151
8,724	Cognex Corporation	189,049
6,115	Coherent, Inc. †	194,090
7,213	CTS Corporation	99,684
6,217	Daktronics, Inc. (d)	170,594
5,862	Electro Scientific Industries, Inc. †,(d)	112,785
12,822	FLIR Systems, Inc. †,(d),(e)	457,361
4,629	Gerber Scientific, Inc. †,(d)	49,114
10,002	Global Imaging Systems, Inc. †	195,039
9,459	Insight Enterprises, Inc. †	170,073
5,006	Itron, Inc. †,(d)	325,590
2,906	Keithley Instruments, Inc.	44,433
4,380	Littelfuse, Inc. †	177,828
3,664	LoJack Corporation †	69,543
4,462	Mercury Computer Systems, Inc. †,(d)	61,888
7,536	Methode Electronics, Inc., Class A	111,307
3,669	MTS Systems Corporation	142,504
4,067	Park Electrochemical Corporation (d)	110,297
8,074	Paxar Corporation †	231,724
3,436	Photon Dynamics, Inc. †	43,328
3,523	Planar Systems, Inc. †	30,544
9,100	Plexus Corp. †	156,065
4,426	RadiSys Corporation †,(d)	72,321
3,449	Rogers Corporation †,(d)	152,963
5,182	ScanSource, Inc. †,(d)	139,085
7,964	Technitrol, Inc.	208,577
23,286	Trimble Navigation Ltd. †	624,996
5,773	X-Rite, Inc. (d)	74,760

		5,791,643

Information Technology Services — 1.3%
5,999	CACI International Inc. †,(d)	281,113
4,178	Carreker Corporation †	33,508
10,950	CIBER, Inc. †	86,176
9,162	eFunds Corporation †	244,259
5,073	Gevity HR, Inc. (d)	100,141
8,980	Keane, Inc. †,(d)	121,948
3,668	ManTech International Corporation, Class A †	122,548

4,338	MAXIMUS, Inc.	149,574
2,338	StarTek, Inc.	22,889
5,961	Sykes Enterprises, Incorporated †	108,729
6,109	TALX Corporation	202,391

		1,473,276

Internet Software & Services — 1.2%
2,299	Bankrate, Inc. †,(d)	81,017
6,317	InfoSpace, Inc. †,(d)	162,157
9,721	j2 Global Communications, Inc. †	269,466
5,881	MIVA, Inc. †,(d)	22,583
12,822	United Online, Inc.	179,893
8,664	WebEx Communications, Inc. †	492,635
8,745	Websense, Inc. †,(d)	201,048

		1,408,799

Semiconductors & Semiconductor Equipment — 3.5%
5,248	Actel Corporation †,(d)	86,697
7,132	Advanced Energy Industries, Inc. †	150,057
6,831	ATMI, Inc. †,(d)	208,824
20,408	Axcelis Technologies, Inc. †,(d)	155,917
14,744	Brooks Automation, Inc. †,(d)	252,860
4,826	Cabot Microelectronics Corporation †,(d)	161,719
4,556	Cohu, Inc.	85,653
7,265	Cymer, Inc. †	301,861
4,024	Diodes Incorporated †,(d)	140,236
5,853	DSP Group, Inc. †	111,207
7,446	Exar Corporation †	98,585
5,122	FEI Company †,(d)	184,699
4,261	Intevac, Inc. †,(d)	112,363
13,675	Kopin Corporation †,(d)	46,222
11,496	Kulicke & Soffa Industries, Inc. †	106,338
14,612	Microsemi Corporation †,(d)	304,076
7,179	MKS Instruments, Inc. †	183,208
5,266	Pericom Semiconductor Corporation †	51,501
8,405	Photronics, Inc. †	130,698
5,016	Rudolph Technologies, Inc. †	87,479
31,511	Skyworks Solutions, Inc. †,(d)	181,188
4,463	Standard Microsystems Corporation †	136,300
2,766	Supertex, Inc. †	91,859
4,672	Ultratech, Inc. †,(d)	63,586
10,825	Varian Semiconductor Equipment Associates, Inc. †	577,838
6,261	Veeco Instruments Inc. †,(d)	122,089

		4,133,060

Software — 4.1%
4,874	Altiris, Inc. †	160,403
7,538	ANSYS, Inc. †,(d)	382,704
8,700	Blackbaud, Inc.	212,454
5,446	Captaris, Inc. †	31,532

2,006	Catapult Communications Corporation †	19,539
5,600	Concur Technologies, Inc. †,(d)	97,776
11,651	Epicor Software Corporation †	162,066
2,903	Epiq Systems, Inc. †,(d)	59,163
7,381	FactSet Research Systems, Inc.	463,896
11,611	Hyperion Solutions Corporation †,(e)	601,798
5,908	JDA Software Group, Inc. †	88,797
6,235	Kronos, Inc. †,(d)	333,573
5,489	Manhattan Associates, Inc. †,(d)	150,563
4,299	MapInfo Corporation †	86,539
7,995	MICROS Systems, Inc. †,(d)	431,650
9,265	Napster, Inc. †,(d)	38,357
5,255	Phoenix Technologies Ltd. †	32,844
8,040	Progress Software Corporation †,(d)	250,848
3,419	Quality Systems, Inc. (d)	136,760
5,219	Radiant Systems, Inc. †,(d)	68,004
12,996	Secure Computing Corporation †	100,069
5,239	Sonic Solutions †,(d)	73,870
3,973	SPSS, Inc. †	143,425
14,195	Take-Two Interactive Software, Inc. †,(d)	285,887
12,914	THQ, Inc. †	441,530

		4,854,047

Total Information Technology		20,186,794

Materials — 5.9%
Chemicals — 1.3%
4,867	A. Schulman, Inc.	114,666
4,861	Arch Chemicals, Inc.	151,760
6,894	Georgia Gulf Corporation (d)	111,752
11,922	H.B. Fuller Company	325,113
4,891	MacDermid, Incorporated	170,549
2,559	Material Sciences Corporation †	25,539
5,746	OM Group, Inc. †	256,731
8,581	OMNOVA Solutions Inc. †	46,852
1,845	Penford Corporation	37,158
18,687	PolyOne Corporation †	113,991
2,039	Quaker Chemical Corporation (d)	48,549
8,310	Tronox Incorporated, Class B	116,174

		1,518,834

Construction Materials — 0.5%
8,280	Headwaters Incorporated †,(d)	180,918
4,691	Texas Industries, Inc. (d)	354,311

		535,229

Containers & Packaging — 0.7%
6,828	AptarGroup, Inc.	456,998
5,801	Caraustar Industries, Inc. †	36,430
3,994	Chesapeake Corporation (d)	60,309

5,439	Myers Industries, Inc.	101,601
6,764	Rock-Tenn Company, Class A	224,565

		879,903

Metals & Mining — 2.9%
2,536	A.M. Castle & Co.	74,457
4,401	AMCOL International Corporation (d)	130,490
3,939	Brush Engineered Materials, Inc. †	190,923
5,002	Carpenter Technology Corporation (d)	604,041
4,508	Century Aluminum Company †	211,335
9,058	Chaparral Steel Company	526,904
8,059	Cleveland-Cliffs, Inc. (d)	515,857
6,000	Gibraltar Industries, Inc.	135,720
7,232	Quanex Corporation (d)	306,275
4,471	RTI International Metals, Inc. †,(d)	406,906
5,137	Ryerson Tull, Inc. (d)	203,528
2,314	Steel Technologies, Inc.	68,448

		3,374,884

Paper & Forest Products — 0.5%
7,588	Buckeye Technologies, Inc. †,(d)	98,492
2,049	Deltic Timber Corporation	98,270
2,978	Neenah Paper, Inc.	118,346
3,376	Pope & Talbot, Inc. †,(d)	22,788
3,113	Schweitzer-Mauduit International, Inc.	77,358
9,007	Wausau-Mosinee Paper Corporation	129,341

		544,595

Total Materials		6,853,445

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
4,034	CT Communications, Inc. (d)	97,219
9,014	General Communication, Inc., Class A †	126,196

		223,415

Utilities — 5.1%
Electric Utilities — 1.2%
5,944	ALLETE, Inc. (d)	277,109
2,040	Central Vermont Public Service	58,793
11,248	Cleco Corporation	290,536
9,133	El Paso Electric Company †	240,655
1,066	Green Mountain Power Corporation	37,171
4,830	UIL Holdings Corporation	167,601
6,893	UniSource Energy Corporation	258,832

		1,330,697

Gas Utilities — 3.5%
17,437	Atmos Energy Corporation (e)	545,429
2,318	Cascade Natural Gas Corporation	61,079
14,157	Energen Corporation (e)	720,450

4,309	Laclede Group, Inc.	133,924
5,415	New Jersey Resources Corporation (d)	271,021
5,381	Northwest Natural Gas Company	245,750
14,738	Piedmont Natural Gas Company, Inc. (d)	388,789
5,728	South Jersey Industries, Inc.	217,950
21,068	Southern Union Company (e)	640,257
8,267	Southwest Gas Corporation	321,338
20,704	UGI Corporation (e)	553,004

		4,098,991

Multi-Industry — 0.3%
10,173	Avista Corporation	246,492
2,730	CH Energy Group, Inc. (d)	132,923

		379,415

Water Utilities — 0.1%
3,432	American States Water Company	126,538

Total Utilities		5,935,641

TOTAL COMMON STOCKS
(Cost $69,579,237)		116,409,317

INVESTMENT COMPANY SECURITY — 0.4%
(Cost $437,710)
437,710	Institutional Money Market Fund — Comerica Class Y Shares (f)	437,710

Principal Amount

U.S. TREASURY BILL — 0.2%
(Cost $196,560)
$200,000	5.035% due 08/02/2007 (e),(g)	196,560

Shares

COLLATERAL FOR SECURITIES ON LOAN(c) — 17.2%
(Cost $20,150,639)
20,150,639	State Street Navigator Securities Trust — Prime Portfolio (h)	20,150,639

TOTAL INVESTMENTS
(Cost $90,364,146)(i)	117.3%	$137,194,226

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Security, or a portion thereof, pledged or designated as collateral for futures contracts.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(g)	Rate represents annualized yield at date of purchase.

(h)	At March 31, 2007, the market value of the securities on loan is $19,628,713.

(i)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $51,655,268, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,825,188, and net appreciation for financial reporting purposes was $46,830,080. At March 31, 2007, aggregate cost for financial reporting purposes was $90,364,146.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

Munder Small-Cap Value Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Shares		Value(b),(m)

COMMON STOCKS — 97.4%
Consumer Discretionary — 14.3%
Auto Components — 4.6%
267,400	BorgWarner, Inc.	$20,167,308
319,400	Drew Industries Incorporated †,(d)	9,160,392
347,419	Noble International, Ltd. (d)	5,829,691
622,600	Spartan Motors, Inc.	14,450,546

		49,607,937

Hotels, Restaurants & Leisure — 2.2%
167,700	Ambassadors Group, Inc.	5,574,348
419,200	Penn National Gaming, Inc. †	17,782,464

		23,356,812

Household Durables — 3.4%
328,200	Meritage Homes Corporation †,(d)	10,541,784
239,600	Ryland Group, Inc. (The) (d)	10,108,724
636,200	Tempur-Pedic International Inc. (d)	16,534,838

		37,185,346

Specialty Retail — 2.8%
507,400	Cabela’s Incorporated †	12,588,594
265,200	Sonic Automotive, Inc., Class A (d)	7,558,200
525,400	United Auto Group, Inc. (d)	10,665,620

		30,812,414

Textiles, Apparel & Luxury Goods — 1.3%
499,400	Wolverine World Wide, Inc.	14,267,858

Total Consumer Discretionary		155,230,367

Consumer Staples — 2.3%
Food & Staples Retailing — 1.3%
206,500	Ruddick Corporation (d)	6,211,520
265,600	United Natural Foods, Inc. †,(d)	8,137,984

		14,349,504

Food Products — 1.0%
342,600	Flowers Foods, Inc.	10,336,242

Total Consumer Staples		24,685,746

Energy — 7.6%
Energy Equipment & Services — 5.4%
148,200	Core Laboratories N.V. †	12,423,606
65,100	FMC Technologies, Inc. †	4,541,376
24,804	Hydril Company †	2,387,137

1

442,750	Oil States International, Inc. †,(d)	14,207,847
1,350,200	Pason Systems, Inc.	16,747,392
113,698	TETRA Technologies, Inc. †,(d)	2,809,478
107,800	Unit Corporation †	5,453,602

		58,570,438

Oil, Gas & Consumable Fuels — 2.2%
587,800	Southwestern Energy Company †	24,088,044

Total Energy		82,658,482

Financials — 32.1%
Capital Markets — 2.9%
240,050	Affiliated Managers Group, Inc. †,(d)	26,009,417
346,800	FBR Capital Markets Corporation, 144A †, (e),(f),(g),(h)	5,288,700

		31,298,117

Commercial Banks — 5.0%
231,000	Bank of the Ozarks, Inc. (d)	6,634,320
169,000	Capitol Bancorp Ltd.	6,227,650
178,700	First Midwest Bancorp, Inc. (d)	6,567,225
144,300	IBERIABANK Corporation	8,031,738
206,400	Sterling Financial Corporation	6,437,616
137,100	SVB Financial Group †,(d)	6,661,689
417,300	UCBH Holdings, Inc. (d)	7,770,126
134,100	Wintrust Financial Corporation (d)	5,982,201

		54,312,565

Consumer Finance — 1.3%
139,500	Cash America International, Inc.	5,719,500
403,200	First Cash Financial Services, Inc. †	8,983,296

		14,702,796

Insurance — 3.6%
386,100	Aspen Insurance Holdings Limited	10,119,681
381,200	Assured Guaranty Ltd.	10,414,384
233,000	Hub International Limited	9,711,440
189,700	Max Re Capital Ltd.	4,833,556
120,758	Tower Group, Inc.	3,890,823

		38,969,884

Real Estate Investment Trusts (REITs) — 19.3%
639,200	Alesco Financial Inc.	5,567,432
455,700	American Home Mortgage Investment Corp. (d)	12,299,343
358,300	Anthracite Capital, Inc.	4,299,600
1,345,700	Ashford Hospitality Trust, Inc.	16,067,658
226,500	BioMed Realty Trust, Inc.	5,956,950
292,400	Corporate Office Properties Trust (d)	13,356,832
440,900	Equity One, Inc. (d)	11,683,850
252,300	First Potomac Realty Trust	7,208,211

2

392,500	Gramercy Capital Corp. (d)	12,041,900
758,600	JER Investors Trust Inc. (d)	14,428,572
671,700	KKR Financial Corp.	18,424,731
357,700	LaSalle Hotel Properties (d)	16,582,972
1,586,000	Luminent Mortgage Capital, Inc.	14,178,840
819,200	Newcastle Investment Corp.	22,716,416
1,005,000	People’s Choice Financial Corporation, 144A †,(e),(f),(g),(h)	0
763,015	RAIT Financial Trust (d)	21,318,639
239,800	Redwood Trust, Inc.	12,512,764

		208,644,710

Total Financials		347,928,072

Health Care — 6.6%
Health Care Equipment & Supplies — 4.2%
383,700	American Medical Systems Holdings, Inc. †,(d)	8,122,929
119,015	Orthofix International N.V. †	6,075,716
316,500	PolyMedica Corporation (d)	13,397,445
170,000	Respironics, Inc. †	7,138,300
238,500	West Pharmaceutical Services, Inc. (d)	11,073,555

		45,807,945

Health Care Providers & Services — 0.6%
186,300	VCA Antech, Inc. †	6,764,553

Life Sciences Tools & Services — 1.8%
680,800	QIAGEN N.V. †,(d)	11,696,144
127,100	Techne Corporation †	7,257,410

		18,953,554

Total Health Care		71,526,052

Industrials — 15.4%
Aerospace & Defense — 2.0%
398,055	Ceradyne, Inc. †,(d)	21,789,531

Building Products — 0.6%
374,621	Builders FirstSource, Inc. †	6,020,159

Commercial Services & Supplies — 0.7%
488,300	Interface, Inc., Class A	7,807,917

Electrical Equipment — 3.2%
658,850	AMETEK, Inc.	22,756,679
212,800	General Cable Corporation †	11,369,904

		34,126,583

Industrial Conglomerates — 2.1%
490,200	Carlisle Companies Incorporated	21,044,286
74,900	Raven Industries, Inc. (d)	2,100,945

		23,145,231

3

Machinery — 4.8%
270,900	Actuant Corporation, Class A (d)	13,764,429
341,600	Commercial Vehicle Group, Inc. †	7,036,960
63,800	Middleby Corporation (The) †,(d)	8,411,392
418,500	Oshkosh Truck Corporation	22,180,500

		51,393,281

Road & Rail — 1.2%
282,800	Landstar System, Inc.	12,963,552

Trading Companies & Distributors — 0.8%
497,219	Rush Enterprises, Inc., Class B †,(i)	9,004,636

Total Industrials		166,250,890

Information Technology — 11.6%
Communications Equipment — 2.7%
39,687	Comtech Telecommunications Corp. †	1,537,077
530,000	DataPath, Inc., 144A † ,(e),(f),(g),(h)	4,992,600
676,897	Digi International Inc. †	8,596,592
490,200	NETGEAR, Inc. †,(d)	13,985,406

		29,111,675

Computers & Peripherals — 0.9%
301,400	Komag, Incorporated †,(d)	9,864,822

Electronic Equipment & Instruments — 2.6%
143,500	Anixter International Inc. †	9,462,390
393,200	FLIR Systems, Inc. †,(d)	14,025,444
495,800	TTM Technologies, Inc. †	4,729,932

		28,217,766

Information Technology Services — 0.3%
68,500	CACI International Inc. †	3,209,910

Internet Software & Services — 2.4%
389,968	DealerTrack Holdings, Inc. †	11,979,817
493,200	j2 Global Communications, Inc. †,(d)	13,671,504

		25,651,321

Semiconductors & Semiconductor Equipment — 1.9%
596,375	Diodes Incorporated †,(d)	20,783,669

Software — 0.8%
581,100	Sonic Solutions †,(d)	8,193,510

Total Information Technology		125,032,673

Materials — 5.5%
Construction Materials — 0.4%
101,000	Eagle Materials Inc. (d)	4,507,630

4

Metals & Mining — 5.1%
687,000	AMCOL International Corporation (d)	20,369,550
238,000	Century Aluminum Company †	11,157,440
32,000	Haynes International, Inc. †	2,333,760
129,950	Quanex Corporation (d)	5,503,383
328,000	Reliance Steel & Aluminum Co.	15,875,200

		55,239,333

Total Materials		59,746,963

Utilities — 2.0%
Electric Utilities — 0.6%
142,633	ALLETE, Inc.	6,649,550

Gas Utilities — 1.4%
145,700	New Jersey Resources Corporation	7,292,285
212,400	South Jersey Industries, Inc. (d)	8,081,820

		15,374,105

Total Utilities		22,023,655

TOTAL COMMON STOCKS
(Cost $806,674,261)		1,055,082,900

INVESTMENT COMPANY SECURITY — 2.4%
(Cost $26,234,511)
26,234,511	Institutional Money Market Fund — Comerica Class Y Shares (j)	26,234,511

COLLATERAL FOR SECURITIES ON LOAN(c) — 22.5%
(Cost $242,927,606)
242,927,606	State Street Navigator Securities Trust — Prime Portfolio (k)	242,927,606

TOTAL INVESTMENTS
(Cost $1,075,836,378)(l)	122.3%	$1,324,245,017

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment

5

securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Fair valued security as of March 31, 2007 (see note (b) above). At March 31, 2007, these securities represent $10,281,300, 0.9% of net assets.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $10,281,300, 0.9% of net assets.

Security	Acquisition Date	Cost

DataPath, Inc., 144A	06/23/2006	$5,830,000
FBR Capital Markets Corporation, 144A	07/14/2006	5,202,000
People’s Choice Financial Corporation, 144A	12/21/2004	4,750,000
	06/30/2005	1,202,500
	09/19/2005	1,192,500
	01/03/2006	1,385,000

(i)	Affiliated company security. The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At, or during the period ended March 31, 2007, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliated Company	12/31/06	Cost	Shares	Cost	Shares	3/31/07	Gain

Rush Enterprises, Inc., Class B	$7,846,116	—	—	—	—	$9,004,636	—

(j)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(k)	At March 31, 2007, the market value of the securities on loan is $237,528,733.

(l)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $279,109,637, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $30,700,998, and net appreciation for financial reporting purposes was $248,408,639. At March 31, 2007, aggregate cost for financial reporting purposes was $1,075,836,378.

6

(m)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.8%	$982,772,421
Netherlands	2.2	24,119,750
Bermuda	2.3	25,367,621
Canada	1.5	16,747,392
Netherlands Antilles	0.6	6,075,716

TOTAL COMMON STOCKS	97.4	1,055,082,900
INVESTMENT COMPANY SECURITY	2.4	26,234,511
COLLATERAL FOR SECURITIES ON LOAN	22.5	242,927,606

TOTAL INVESTMENTS	122.3%	$1,324,245,017

7

Munder Small-Mid Cap Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Shares		Value(b),(e)

COMMON STOCKS — 98.1%
Consumer Discretionary — 12.2%
Diversified Consumer Services — 2.4%
25,350	Service Corporation International	$300,651
7,600	Sotheby’s	338,048

		638,699

Hotels, Restaurants & Leisure — 1.8%
10,955	Penn National Gaming, Inc. †	464,711

Household Durables — 1.7%
7,995	Jarden Corporation †	306,209
5,205	Pulte Homes, Inc.	137,724

		443,933

Leisure Equipment & Products — 0.9%
6,675	Pool Corporation	238,965

Specialty Retail — 4.8%
17,570	GameStop Corporation, Class A †	572,255
7,541	Jos. A. Bank Clothiers, Inc. †	266,574
2,915	Tiffany & Co.	132,574
13,280	United Auto Group, Inc.	269,584

		1,240,987

Textiles, Apparel & Luxury Goods — 0.6%
5,600	Wolverine World Wide, Inc.	159,992

Total Consumer Discretionary		3,187,287

Consumer Staples — 1.1%
Food & Staples Retailing — 1.1%
9,000	United Natural Foods, Inc. †	275,760

Energy — 8.5%
Energy Equipment & Services — 7.0%
2,300	Core Laboratories N.V. †	192,809
7,375	National Oilwell Varco, Inc. †	573,701
10,605	Oil States International, Inc. †	340,314
12,150	Superior Energy Services, Inc. †	418,811
12,000	TETRA Technologies, Inc. †	296,520

		1,822,155

Oil, Gas & Consumable Fuels — 1.5%
9,930	Southwestern Energy Company †	406,932

Total Energy		2,229,087

1

Financials — 16.5%
Capital Markets — 3.0%
4,185	Affiliated Managers Group, Inc. †	453,445
2,185	BlackRock, Inc.	341,537

		794,982

Commercial Banks — 4.4%
3,400	City National Corporation	250,240
4,600	Compass Bancshares, Inc.	316,480
5,150	HDFC Bank Limited, ADR	331,917
2,900	Zions Bancorporation	245,108

		1,143,745

Insurance — 2.9%
8,377	Delphi Financial Group, Inc.	337,007
1,495	Hub International Limited	62,312
12,850	Security Capital Assurance Ltd.	362,755

		762,074

Real Estate Investment Trusts (REITs) — 4.7%
11,685	American Home Mortgage Investment Corp.	315,378
7,615	LaSalle Hotel Properties	353,031
7,750	Newcastle Investment Corp.	214,908
11,950	RAIT Financial Trust	333,883

		1,217,200

Thrifts & Mortgage Finance — 1.5%
8,640	PMI Group, Inc. (The)	390,701

Total Financials		4,308,702

Health Care — 9.7%
Biotechnology — 0.4%
3,610	Vertex Pharmaceuticals Incorporated †	101,225

Health Care Equipment & Supplies — 1.9%
8,605	Hologic, Inc. †	495,992

Health Care Providers & Services — 7.0%
7,917	Coventry Health Care, Inc. †	443,748
6,365	Laboratory Corporation of America Holdings †	462,290
3,000	LCA-Vision, Inc.	123,570
6,040	Psychiatric Solutions, Inc. †	243,472
15,110	VCA Antech, Inc. †	548,644

		1,821,724

Life Sciences Tools & Services — 0.4%
4,020	Nektar Therapeutics †	52,501
1,100	Techne Corporation †	62,810

		115,311

Total Health Care		2,534,252

2

Industrials — 17.4%
Aerospace & Defense — 0.7%
240	Ceradyne, Inc. †	13,138
1,880	L-3 Communications Holdings, Inc.	164,443

		177,581

Commercial Services & Supplies — 5.1%
17,300	Interface, Inc., Class A	276,627
16,600	Mobile Mini, Inc. †	444,548
2,300	Ritchie Bros. Auctioneers Incorporated	134,596
5,750	Stericycle, Inc. †	468,625

		1,324,396

Construction & Engineering — 2.3%
10,145	EMCOR Group, Inc. †	598,352

Electrical Equipment — 1.6%
7,750	General Cable Corporation †	414,082

Industrial Conglomerates — 1.8%
9,852	McDermott International, Inc. †	482,551

Machinery — 1.8%
8,735	Oshkosh Truck Corporation	462,955

Marine — 1.6%
13,260	American Commercial Lines Inc. †	417,027

Road & Rail — 2.0%
6,600	Landstar System, Inc.	302,544
7,917	Old Dominion Freight Line, Inc. †	228,089

		530,633

Trading Companies & Distributors — 0.5%
6,650	Rush Enterprises, Inc., Class A †	127,747

Total Industrials		4,535,324

Information Technology — 18.8%
Communications Equipment — 1.8%
10,750	CommScope, Inc. †	461,175

Computers & Peripherals — 1.5%
14,555	Logitech International S.A., ADR †	405,066

Electronic Equipment & Instruments — 1.5%
6,150	Itron, Inc. †	399,996

Information Technology Services — 3.6%
6,405	Cognizant Technology Solutions Corporation, Class A †	565,369
12,075	Wright Express Corporation †	366,235

		931,604

3

Internet Software & Services — 4.9%
3,825	Akamai Technologies, Inc. †	190,944
11,150	aQuantive, Inc. †	311,197
9,650	DealerTrack Holdings, Inc. †	296,448
17,135	j2 Global Communications, Inc. †	474,982

		1,273,571

Semiconductors & Semiconductor Equipment — 4.9%
14,305	Diodes Incorporated †	498,529
12,135	FormFactor, Inc. †	543,041
12,825	Veeco Instruments Inc. †	250,088

		1,291,658

Software — 0.6%
4,280	NAVTEQ Corporation †	147,660

Total Information Technology		4,910,730

Materials — 5.2%
Chemicals — 2.6%
9,650	Airgas, Inc.	406,748
7,125	Syngenta AG, ADR	271,106

		677,854

Metals & Mining — 2.6%
2,700	Carpenter Technology Corporation	326,052
7,100	Reliance Steel & Aluminum Co.	343,640

		669,692

Total Materials		1,347,546

Telecommunication Services — 3.0%
Wireless Telecommunication Services — 3.0%
10,476	Crown Castle International Corp. †	336,594
5,975	NII Holdings, Inc. †	443,225

		779,819

Utilities — 5.7%
Electric Utilities — 3.6%
2,575	Entergy Corporation	270,169
9,100	ITC Holdings Corp.	393,939
8,450	Northeast Utilities	276,906

		941,014

Gas Utilities — 2.1%
11,490	Equitable Resources, Inc.	555,197

Total Utilities		1,496,211

TOTAL COMMON STOCKS
(Cost $21,887,521)		25,604,718

4

INVESTMENT COMPANY SECURITIES — 2.5%
Financials — 0.8%
Capital Markets — 0.8%
4,535	American Capital Strategies, Ltd.	200,946

Multi-Sector — 1.7%
Multi-Industry — 1.7%
187,215	Institutional Money Market Fund — Comerica Class Y Shares (c)	187,215
1,300	iShares S&P® SmallCap 600 Index Fund	88,231
1,150	Midcap SPDRtm Trust, Series 1	177,756

		453,202

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $599,865)		654,148

TOTAL INVESTMENTS
(Cost $22,487,386)(d)	100.6%	$26,258,866

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(d)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,290,167, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $518,687 and net appreciation for financial reporting purposes was $3,771,480. At March 31, 2007, aggregate cost for financial reporting purposes was $22,487,386.

(e)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after

5

November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

ABBREVIATIONS:
ADR  — American Depositary Receipt
SPDR — Standard & Poor’s® Depositary Receipt
At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.6%	$23,906,468
Switzerland	2.6	676,172
Bermuda	1.4	362,755
India	1.3	331,918
Netherlands	0.7	192,809
Canada	0.5	134,596

TOTAL COMMON STOCKS	98.1	25,604,718
INVESTMENT COMPANY SECURITIES	2.5	654,148

TOTAL INVESTMENTS	100.6%	$26,258,866

6

Munder Tax-Free Money Market Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a)

Principal
Amount		Value(b),(e)

TAX-EXEMPT COMMERCIAL PAPER — 6.8%
Florida — 0.8%
$2,000,000	Jacksonville Electric Authority Series 2001-C, 3.640% due 06/05/2007	$2,000,000

Massachusetts — 1.3%
3,000,000	Massachusetts Health and Education University, Revenue, 3.520% due 04/11/2007	3,000,000

Minnesota — 1.3%
3,000,000	City of Rochester, Minnesota, Series 2000-B, 3.630% due 06/06/2007	3,000,000

Pennsylvania — 1.3%
3,000,000	Delaware County Industrial Development Authority, Pollution Control Revenue Refunding Bonds, Series 2001-A, (Wachovia Bank, N.A., LOC), 3.650% due 05/16/2007	3,000,000

Tennessee — 0.8%
2,000,000	Tennessee State Tax Exempt, Series 1997-A, 3.650% due 05/03/2007	2,000,000

Texas — 1.3%
	San Antonio, Texas, Electric and Gas Series A:
2,000,000	3.600% due 05/22/2007	2,000,000
1,000,000	3.650% due 07/11/2007	1,000,000

		3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $16,000,000)		16,000,000

MUNICIPAL BONDS AND NOTES — 88.7%
Alabama — 1.5%
2,000,000	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue, Infirmary Health System, Series A, (Bank of Nova Scotia, LOC), 3.670% due 02/01/2040 (c)	2,000,000
1,400,000	Mobile, Alabama, Industrial Development Board Dock & Wharf Revenue, Refunding, Holnam Incorporated Project, Series A, (Bayerische Landesbank, LOC), 3.660% due 06/01/2032 (c)	1,400,000

		3,400,000

1

Arizona — 2.5%
2,000,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, Tucson Electric Power, Series 83-A, (ABN AMRO Bank N.V., LOC), 3.650% due 12/15/2018 (c)	2,000,000
3,750,000	Pima County, Arizona, Industrial Development Authority, Tuscon Electric Power, (Wells Fargo Bank N.A., LOC), 3.700% due 12/01/2022 (c)	3,749,985

		5,749,985

Colorado — 5.2%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,750,000	Clayton Foundation Project, (Wells Fargo Bank N.A., LOC), 3.650% due 07/01/2036 (c)	1,750,000
1,250,000	Denver Art Museum Project, (Wells Fargo Bank N.A., LOC), 3.650% due 01/01/2034 (c)	1,250,000
1,200,000	Naropa University Project, (Wells Fargo Bank N.A., LOC), 3.650% due 07/01/2030 (c)	1,200,000
2,000,000	National Jewish Federal Bond PG B-4, (National City Bank, LOC), 3.770% due 12/01/2035 (c)	2,000,000
1,150,000	Colorado Health Facilities Authority Revenue, Refunding, Hospital NCMC Incorporated Project, (FSA Insured), (Keybank N.A., SPA), 3.660% due 05/15/2024 (c)	1,150,000
1,500,000	Colorado Housing & Finance Authority Revenue, Refunding, Multifamily Housing Grant A, (Wells Fargo Bank N.A., LOC), 3.650% due 05/01/2019 (c)	1,500,000
2,000,000	Colorado Springs, Colorado, Revenue, Fine Arts Center Project, (Wells Fargo Bank N.A., LOC), 3.650% due 07/01/2021 (c)	2,000,000
1,350,000	University of Colorado, Hospital Authority Revenue, Series B, (Citibank N.A., LOC), 3.660% due 11/15/2035 (c)	1,350,000

		12,200,000

Delaware — 0.7%
1,605,000	Kent County, Delaware, Student Housing Revenue, Delaware State University Student Housing B, (Wachovia Bank N.A., LOC), 3.660% due 07/01/2036 (c)	1,605,000

District Of Columbia — 0.8%
1,960,000	District of Columbia Revenue, Hospital For Sick Children, (SunTrust Bank, LOC), 3.660% due 01/01/2035 (c)	1,960,000

2

Florida — 5.0%
1,800,000	Collier County, Florida, Health Facilities Revenue, Moorings Incorporated Project, (Wachovia Bank N.A., LOC), 3.670% due 06/01/2035 (c)	1,800,000
1,000,000	Dade County, Florida, GO, (FGIC Insured), 5.250% due 11/01/2007	1,009,702
2,995,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA), 3.650% due 10/05/2022 (c)	2,995,000
2,250,000	Florida State Board of Education, GO, Refunding Capital Outlay, Series D, 5.000% due 06/01/2007	2,255,475
1,700,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue, Refunding, Methodist, (SunTrust Bank, LOC), 3.800% due 10/01/2015 (c)	1,700,000
2,000,000	University of North Florida Foundation Incorporated Revenue, Capital Improvement, (First Union National Bank, LOC), 3.650% due 11/01/2027 (c)	2,000,000

		11,760,177

Georgia — 3.1%
1,850,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 3.680% due 03/01/2022 (c)	1,850,000
	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates:
1,400,000	Egleston Children’s Hospital, Series A, (SunTrust Bank, Atlanta, LOC), 3.670% due 03/01/2024 (c)	1,400,000
1,000,000	ESR Childrens Health, Series B, (SunTrust Bank, LOC), 3.650% due 12/01/2028 (c)	1,000,000
3,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series B, (Bayerische Landesbank, Westdeutsche Landesbank, LOC), 3.650% due 07/01/2025 (c)	3,000,000

		7,250,000

Idaho — 0.9%
2,000,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Multiple Mode Community School Project, (Bank of New York, LOC), 3.650% due 08/01/2035 (c)	2,000,000

3

Illinois — 7.7%
2,000,000	City of Chicago IL, Water Revenue, (Bank One N.A., LOC), 3.650% due 11/01/2030 (c)	2,000,000
	Illinois Development Finance Authority Revenue:
3,500,000	Adjusted World Communications, Inc., (LaSalle Bank, N.A., LOC), 3.680% due 08/01/2015 (c)	3,500,000
3,000,000	Chicago Symphony Orchestra, (Northern Trust Company, LOC), 3.650% due 12/01/2028 (c)	3,000,000
1,700,000	Illinois Educational Facilities Authority Revenue, Field Museum National History, (Northern Trust Company, LOC), 3.730% due 11/01/2025 (c)	1,700,000
3,000,000	Illinois Finance Authority Revenue, Latin School Project, Series B, (JP Morgan Chase Bank, LOC), 3.700% due 08/01/2035 (c)	3,000,000
2,575,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC), 3.650% due 01/01/2010 (c)	2,575,000
1,080,000	Regional Transportation Authority, Illinois, Revenue, (MBIA Insured), 5.750% due 07/01/2007	1,085,919
1,200,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA), 3.680% due 12/01/2013 (c)	1,200,000

		18,060,919

Indiana — 3.0%
1,000,000	Goshen, Indiana, Economic Development Revenue, Goshen College Project, (Bank One Indiana N.A., LOC), 3.700% due 10/01/2037 (c)	1,000,000
2,000,000	Indiana Bond Bank Revenue, Advance Funding Program Notes, Series A, (Bank of New York, LOC), 4.250% due 01/31/2008	2,009,686
2,800,000	Indiana Municipal Power Agency, Power Supply System Revenue, Refunding, Series A, (Dexia Credit Local, LOC), 3.670% due 01/01/2018 (c)	2,800,000
1,180,000	Indiana State Finance Authority Environmental Revenue, Refunding, Improvement Ispat Inland Inc., (Royal Bank of Scotland, LOC), 3.650% due 06/01/2035 (c)	1,180,000

		6,989,686

4

Iowa — 3.9%
2,000,000	City of Des Moines, Iowa, GO, Refunding, Series A, 4.000% due 06/01/2007	2,001,578
3,000,000	Iowa Finance Authority Health Care Facilities Revenue, Refunding, Iowa Health Systems, Series A-1, (FGIC Insured), (Citibank N.A., SPA), 3.660% due 02/15/2035 (c)	3,000,000
4,000,000	Iowa State, Tax & Revenue Anticipation Notes, GO, 4.250% due 06/29/2007	4,006,332

		9,007,910

Kansas — 0.4%
1,000,000	Wamego, Kansas, Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Citibank, N.A., LOC), 3.730% due 03/01/2026 (c)	1,000,000

Kentucky — 2.1%
2,060,000	Franklin County, Kentucky Economic Development Revenue, Refunding, Frankfort YMCA Project, (Fifth Third Bank, LOC), 3.660% due 07/01/2026 (c)	2,060,000
2,945,000	Shelby County, Kentucky Lease Revenue, Series A, (U.S. Bank NA, LOC), 3.770% due 09/01/2034 (c)	2,945,000

		5,005,000

Massachusetts — 4.6%
	Massachusetts State Development Finance Agency:
3,195,000	Bartlett School, (TD Banknorth N.A., LOC), 3.660% due 03/01/2036 (c)	3,195,000
2,875,000	Charles River School, (Citizens Bank of MA, LOC), 3.630% due 10/01/2032 (c)	2,875,000
	Massachusetts State Water Resources Authority:
2,945,000	Multi-Modal Subordinated General, Series B, (AMBAC Insured), (Scotiabank, SPA), 3.650% due 04/01/2028 (c)	2,945,000
1,700,000	General Multi-Modal Subordinated, Refunding, Series C, (Bayerische Landesbank, SPA), (FGIC Insured), 3.650% due 08/01/2037 (c)	1,700,000

		10,715,000

Michigan — 4.0%
1,250,000	Anchor Bay, Michigan, School District, GO, (MBIA Insured, Q-SBLF), 5.500% due 05/01/2026, Pre-refunded 05/01/2007	1,252,012
2,550,000	Lenawee County, Michigan, Economic Development Corporation Revenue, Refunding, Siena Heights University Project, (Fifth Third Bank, LOC), 3.660% due 11/01/2024 (c)	2,550,000
1,000,000	Michigan Municipal Bond Authority Revenue, School Loan, ETM, 5.000% due 12/01/2007	1,009,054

5

1,000,000	Michigan State Hospital Finance Authority Revenue, Refunding, Hospital Henry Ford Health Center, (Charter One Bank FSB, LOC), 3.660% due 11/15/2040 (c)	1,000,000
1,000,000	Michigan State Hospital Finance Authority Revenue, North Ottawa Care Center Incorporated, (National City Bank Midwest, LOC), 3.680% due 05/01/2036 (c)	1,000,000
	Michigan State Strategic Fund Limited Obligation Revenue:
1,000,000	Grand Rapids Art Museum A, (LaSalle Bank Midwest, LOC), 3.660% due 05/01/2041 (c)	1,000,000
1,600,000	Roeper School Project, (LaSalle Bank Midwest, LOC), 3.670% due 05/01/2032 (c)	1,600,000

		9,411,066

Minnesota — 0.6%
1,375,000	Midwest Consortium of Municipal Utilities, Minnesota Revenue, Draw Down Association Financing Program, Series B, (U.S. Bank, NA, LOC), 3.650% due 10/01/2035 (c)	1,375,000

Mississippi — 0.9%
1,000,000	Mississippi Development Bank Special Obligation, East Mississippi Correction Facility, Series A, (Royal Bank of Canada, SPA), (FGIC Insured), 3.650% due 08/01/2017 (c)	1,000,000
1,000,000	Mississippi State, GO, Refunding, Series A, 5.000% due 11/01/2007	1,007,935

		2,007,935

Missouri — 1.6%
1,100,000	Missouri State Health & Educational Facilities Authority Revenue, SSM Health Care, Refunding, Series C-2, (Bank of New York, SPA), (FGIC Insured), 3.660% due 06/01/2019 (c)	1,100,000
2,575,000	Missouri State Highways & Transit Commission, Multi-Modal, Third Lien, Series B-1, (State Street Bank & Trust Co., LOC), 3.630% due 05/01/2015 (c)	2,575,000

		3,675,000

Montana — 0.7%
1,600,000	Forsyth, Montana, Pollution Control Revenue, Refunding, Pacificorp Project, (BNP Paribas, LOC), 3.800% due 01/01/2018 (c)	1,600,000

6

New Jersey — 1.8%
2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems Series B, ETM, 6.000% due 06/15/2007	2,010,328
1,000,000	New Jersey State Turnpike Authority, Turnpike Revenue, Refunding, Series C, (MBIA Insured), ETM, 6.500% due 01/01/2008	1,021,337
1,150,000	New Jersey State, Tax and Revenue Anticipation Notes, GO, 4.500% due 06/22/2007	1,152,506

		4,184,171

New Mexico — 1.7%
3,000,000	Farmington, New Mexico, Pollution Control Revenue, Refunding, Arizona Public Service Company, Series A, (Barclays Bank PLC, LOC), 3.790% due 05/01/2024 (c)	3,000,000
1,000,000	New Mexico State, Tax and Revenue Anticipation Notes, 4.500% due 06/29/2007	1,001,753

		4,001,753

New York — 0.7%
1,700,000	New York State Housing Finance Agency Service Contract Revenue, Refunding, Series B, (BNP Paribas, LOC), 3.630% due 03/15/2026 (c)	1,700,000

North Carolina — 4.7%
2,000,000	City of Winston-Salem, North Carolina, Water & Sewer Revenue, Refunding, Series C, (Dexia Credit Local, SPA), 3.670% due 06/01/2028 (c)	2,000,000
1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA), 3.670% due 04/01/2019 (c)	1,040,000
1,335,000	Mecklenburg County, North Carolina, Public Improvement, GO, Series B, 4.400% due 02/01/2010, Pre-refunded 02/01/2008	1,356,202
1,330,000	North Carolina Medical Care Facilities Revenue, Rutherford Hospital, Inc. Project, (Branch Banking & Trust, LOC), 3.680% due 09/01/2021 (c)	1,330,000
1,635,000	North Carolina Medical Care, Community Hospital Revenue, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 3.680% due 05/01/2018 (c)	1,635,000
1,675,000	North Carolina State, GO, Refunding, Series E, (Bayerische Landesbank, SPA), 3.630% due 06/01/2019 (c)	1,675,000
2,000,000	University of North Carolina Chapel Hill Foundation Inc., Certified Participation, (Bank of America N.A., LOC), 3.630% due 10/01/2009 (c)	2,000,000

		11,036,202

7

Ohio — 4.1%
1,470,000	Akron, Bath & Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 3.680% due 11/01/2034 (c)	1,470,000
1,780,000	Franklin County, Ohio, Hospital Revenue, Refunding U.S. Health Corp., Series B, (Citibank, N.A., LOC), 3.650% due 12/01/2020 (c)	1,780,000
2,000,000	Huron County, Ohio, Hospital Facilities Revenue, Fisher Titus Medical Center, Series A, (National City Bank, LOC), 3.670% due 12/01/2027 (c)	2,000,000
885,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Fifth Third Bank, LOC), 3.670% due 08/15/2022 (c)	885,000
1,400,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 3.690% due 12/01/2010 (c)	1,400,000
2,000,000	Worthington, Ohio, City School District, Bond Anticipation Notes, School Facilities, GO, 4.750% due 05/03/2007	2,002,017

		9,537,017

Oregon — 1.4%
3,295,000	Oregon State Health Housing Educational & Cultural Facilities Authority, Assumption Village Project, Series A, (Keybank, N.A., LOC), 3.680% due 03/01/2033 (c)	3,295,000

Pennsylvania — 7.7%
1,440,000	Allegheny County, Pennsylvania, Hospital Development Authority Revenue, Aces Presbyterian University Hospital B3, (Bank One N.A., LOC), 3.700% due 03/01/2018 (c)	1,440,000
4,500,000	Beaver County, Pennsylvania, Industrial Development Authority Pollution Control Revenue, Refunding, FirstEnergy Generation, (Barclays Bank PLC, LOC), 3.790% due 04/01/2041 (c)	4,500,000
1,000,000	Delaware County, Pennsylvania, Industrial Development Authority Pollution Control Revenue, Floaters, Exelon, Remarket 10/01/2004, (Wachovia Bank N.A., LOC), 3.800% due 04/01/2021 (c)	1,000,000
3,000,000	Delaware Valley, Pennsylvania, Regional Finance Authority Local Government Revenue, Series A, (Bayerische Landesbank, LOC), 3.680% due 12/01/2017 (c)	3,000,000
2,000,000	Luzerne County Industrial Development Authority Lease Revenue, (PNC Bank N.A., LOC), 3.670% due 11/01/2026 (c)	2,000,000

8

3,000,000	Westmoreland County Industrial Development Authority, Refunding, Thermal Series A, (PNC Bank N.A., LOC), 3.670% due 12/01/2024 (c)	3,000,000
2,950,000	Wilkinsburg, Pennsylvania, Municipal Authority Revenue, Refunding, Monroeville Christian, (Citizens Bank NA, LOC), 3.670% due 03/01/2027 (c)	2,950,000

		17,890,000

Tennessee — 2.2%
1,300,000	Metropolitan Nashville Airport Authority, Tennessee Airport Revenue, Refunding, Improvement, (FGIC Insured), (Societe Generale, LOC), 3.650% due 07/01/2019 (c)	1,300,000
3,850,000	Shelby County, Tennessee, GO, Refunding, Series A, 5.000% due 04/01/2007	3,850,000

		5,150,000

Texas — 4.0%
1,350,000	Bexar County, Texas, GO, Refunding, 5.000% due 06/15/2007	1,353,976
1,060,000	Harris County, Texas, Certificates Obligation, GO, 5.000% due 08/15/2007	1,065,695
2,000,000	Houston, Texas, Tax and Revenue Anticipation Notes, 4.500% due 06/29/2007	2,003,764
3,000,000	Texas Small Business Industrial Development Corporation, Industrial Development Revenue, Texas Public Facilities Capital Access, (Bank of America N.A., LOC), 3.690% due 07/01/2026 (c)	3,000,000
2,000,000	Texas State, Tax & Revenue Anticipation Notes, GO, 4.500% due 08/31/2007	2,007,868

		9,431,303

Utah — 3.8%
3,000,000	Emery County, Utah, Pollution Control Revenue, Refunding, Pacificorp Project, (BNP Paribas, LOC), 3.700% due 07/01/2015 (c)	3,000,000
902,000	Jordanelle Special Service District, Utah Special Assessment, Tuhaye Project, Refunding, (Wells Fargo Bank N.A., LOC), 3.650% due 09/01/2025 (c)	902,000
1,035,000	Utah State, GO, Unrefunded Balance, 5.500% due 07/01/2007	1,039,738
4,000,000	Utah Transit Authority Sales Tax Revenue, Subordinated Series A, (Fortis Bank SA/ NV, LOC), 3.750% due 06/15/2036 (c)	4,000,000

		8,941,738

9

Virginia — 2.2%
2,000,000	Fairfax County, Virginia, Refunding Public Improvement, Series A, GO, Refunding, 5.000% due 06/01/2007	2,005,059
3,000,000	Spotsylvania County, Virginia, Water & Sewer System Revenue, (MBIA Insured), 5.250% due 06/01/2022, Pre-refunded 06/01/2007	3,068,222

		5,073,281

Washington — 2.7%
1,100,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 3, Series E, (JP Morgan Chase Bank, LOC), 3.610% due 07/01/2017 (c)	1,100,000
1,000,000	University of Washington, University Revenues, General Series B, (AMBAC Insured), (Bank of America N.A., SPA), 3.620% due 12/01/2036 (c)	1,000,000
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series F, 5.375% due 07/01/2022, Pre-refunded 07/01/2007	2,009,189
2,200,000	Washington State Housing Finance Commission, Nonprofit Revenue, Eastside Catholic School A, (Keybank N.A., LOC), 3.690% due 07/01/2038 (c)	2,200,000

		6,309,189

West Virginia — 1.6%
2,000,000	Harrison County, West Virginia, Board of Education, GO, ETM, (FGIC Insured), 6.400% due 05/01/2007	2,004,736
1,820,000	West Virginia State Hospital Finance Authority Revenue, Refunding, Pallottine Health A-1, (Fifth Third Bank, LOC), 3.660% due 10/01/2033 (c)	1,820,000

		3,824,736

Wisconsin — 0.9%
	Wisconsin State Health & Educational Facilities Authority Revenue:
1,215,000	Goodwill Industries, North Central, (Wells Fargo Bank N.A., LOC), 3.650% due 11/01/2025 (c)	1,215,000
1,000,000	Wheaton Franciscan Services B, (U.S. Bank NA, LOC), 3.660% due 08/15/2033 (c)	1,000,000

		2,215,000

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $207,362,068)		207,362,068

10

Shares

INVESTMENT COMPANY SECURITIES — 2.5%
1,138,447	Dreyfus Tax Exempt Cash Management Fund	1,138,447
4,651,572	Valiant Tax Exempt Money Market Fund	4,651,572

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $5,790,019)		5,790,019

TOTAL INVESTMENTS
(Cost $229,152,087)(d)	98.0%	$229,152,087

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2007.

(d)	At March 31, 2007, aggregate cost for financial reporting purposes was $229,152,087.

(e)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.
ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
LOC   — Instruments supported by bank letter of credit
MBIA  — Municipal Bond Investors Assurance
Q-SBLF — Qualified School Bond Loan Fund
SPA   — Stand-by Purchase Agreement

11

At March 31, 2007, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	69.6%	$162,771,985
General Obligations	10.2	23,748,179
Pre-Refunded/ETM	5.9	13,731,080
Revenue	2.1	5,015,203
Insured	0.9	2,095,621

TOTAL MUNICIPAL BONDS AND NOTES	88.7	207,362,068
TAX-EXEMPT COMMERCIAL PAPER	6.8	16,000,000
INVESTMENT COMPANY SECURITIES	2.5	5,790,019

TOTAL INVESTMENTS	98.0%	$229,152,087

12

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a),(b)

Principal
Amount		Value(c),(f)

MUNICIPAL BONDS AND NOTES — 97.9%
Alabama — 1.9%
$2,000,000	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured), 5.125% due 02/01/2042, Pre-refunded 08/01/2012	$2,138,500

Arizona — 5.6%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-refunded 09/01/2014	329,676
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,225,162
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,754,494
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019, Pre-refunded 07/01/2011	1,053,350
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,912,230

		6,274,912

California — 5.6%
2,000,000	Golden State Tobacco Securitization Corp., Series B, (FGIC-TCRS Insured), 5.625% due 06/01/2038, Pre-refunded 06/01/2013	2,210,180
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.250% due 01/01/2014 (d)	1,938,375
2,000,000	San Jose, California, Evergreen Community College District, Series D, (MBIA Insured), 5.000% due 09/01/2024, Pre-refunded 09/01/2013	2,161,280

		6,309,835

Colorado — 1.8%
2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	2,028,480

1

Delaware — 0.9%
1,000,000	Delaware State, Series A, GO, 4.250% due 03/01/2009	1,012,410

Florida — 3.7%
	Dade County, Florida, Special Obligation:
3,000,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 3.546% due 10/01/2015, Pre-refunded 10/01/2008 (d)	1,914,390
3,600,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 2.995% due 10/01/2025, Pre-refunded 10/01/2008 (d)	1,205,316
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,013,640

		4,133,346

Georgia — 3.1%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,079,460
	Georgia State, GO:
1,090,000	5.500% due 07/01/2012	1,186,977
1,045,000	6.250% due 08/01/2013	1,196,525

		3,462,962

Hawaii — 3.1%
1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	2,039,400
	Kauai County, Hawaii, Series A, GO, (MBIA Insured):
180,000	4.375% due 08/01/2010, ETM	184,214
1,215,000	4.375% due 08/01/2010	1,241,912

		3,465,526

Illinois — 5.4%
500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	514,330
2,500,000	Du Page County, Illinois, Forest Preserve District, GO, 4.750% due 10/01/2010, Pre-refunded 10/01/2008	2,541,375
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	1,885,400
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	524,770

2

500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	575,380

		6,041,255

Kentucky — 1.9%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,104,780

Maryland — 1.9%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,101,670
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,055,030

		2,156,700

Massachusetts — 3.7%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	1,543,260
1,400,000	Massachusetts State, GO, 5.500% due 11/01/2020, Pre-refunded 11/01/2012	1,524,390
1,000,000	Worcester, Massachusetts, GO, (FGIC Insured), 5.250% due 08/15/2020, Pre-refunded 08/15/2010	1,060,010

		4,127,660

Michigan — 13.9%
1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	1,338,951
1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	1,212,212
840,000	5.750% due 05/01/2014, Pre-refunded 05/01/2010	890,341
1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	1,434,562
1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	1,012,360
1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	1,020,570
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	1,137,406
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	467,806
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	1,109,873

3

400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	425,352
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	1,023,780
	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF):
3,900,000	4.800% due 05/01/2010	4,023,513
500,000	5.750% due 05/01/2014, Pre-refunded 05/01/2010	529,965

		15,626,691

Minnesota — 3.6%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,205,037
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	1,813,757

		4,018,794

Nebraska — 1.8%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	1,012,560
1,000,000	4.500% due 12/01/2010	1,029,510

		2,042,070

Nevada — 4.1%
1,500,000	Clark County, Nevada, GO, Series A, (AMBAC Insured), 5.000% due 12/01/2014	1,619,595
750,000	Henderson, Nevada, GO, Series B, (AMBAC Insured), 5.250% due 04/01/2016	827,962
2,000,000	Las Vegas Valley, Nevada, Water District, Refunding Series A, (FGIC Insured), 5.000% due 06/01/2015	2,161,080

		4,608,637

New Hampshire — 1.4%
1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	1,538,970

New Jersey — 1.0%
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,094,030

New York — 1.9%
2,000,000	City of New York, NY, Series D, (FGIC-TCRS Insured), 5.000% due 08/01/2015	2,166,840

4

North Carolina — 0.6%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	689,280

Ohio — 5.1%
1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	1,072,960
300,000	Columbus, Ohio, GO, Refunding, Series B, 5.000% due 06/15/2016	325,575
1,290,000	Loveland, Ohio, City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,396,709
1,725,000	Ohio State, Water Development Authority, Water Quality Series 2003, Revenue, 5.000% due 12/01/2012	1,841,179
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-refunded 12/01/2010	1,068,070

		5,704,493

Pennsylvania — 0.9%
1,000,000	Tredyffrin-Easttown, Pennsylvania, School District, GO, 5.500% due 02/15/2016, Pre-refunded 08/15/2010	1,058,020

Rhode Island — 0.9%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,075,230

South Carolina — 0.9%
1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019, Pre-refunded 03/01/2010	1,057,690

Tennessee — 1.3%
475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	501,952
1,000,000	Knox County, Tennessee, Public Improvement, GO, 5.200% due 05/01/2010, Pre-refunded 05/01/2008	1,026,430

		1,528,382

Texas — 10.0%
1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	1,709,741
500,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015, Pre-refunded 08/15/2010	546,660

5

1,730,000	Houston, Texas, Independent School District, Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	1,753,943
2,000,000	Lancaster, Texas, Independent School District, GO, (FSA Insured), 5.750% due 02/15/2034, Pre-refunded 02/15/2014	2,241,280
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	2,345,228
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,289
500,000	Texas State, Refunding Water Financial Assistance, GO, Series C, 5.000% due 08/01/2018	507,525
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,144,240

		11,253,906

Virginia — 1.0%
	Virginia State, Public School Authority:
575,000	Series I, GO, 5.250% due 08/01/2008
565,000	Series I, Revenue,	583,671
	5.250% due 08/01/2008,
	Pre-refunded 08/01/2007	573,611

		1,157,282

Washington — 3.9%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,064,720
250,000	Seattle, Washington, GO, Refunding, (MBIA Insured), 4.750% due 01/01/2016	262,477
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	3,049,290

		4,376,487

West Virginia — 2.4%
3,000,000	West Virginia State, (FGIC Insured), 2.995% due 11/01/2009 (d)	2,715,990

Wisconsin — 4.6%
1,400,000	Blackhawk, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,417,710
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	1,013,320

6

2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	2,468,154
250,000	Wisconsin State, GO, Refunding, Series 1, (MBIA Insured), 5.500% due 05/01/2015	279,123

		5,178,307

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $108,729,155)		110,147,465

Shares

INVESTMENT COMPANY SECURITY — 1.1%
(Cost $1,243,258)
1,243,258	Valiant Tax Exempt Money Market Fund	1,243,258

TOTAL INVESTMENTS
(Cost $109,972,413)(e)	99.0%	$111,390,723

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At March 31, 2007, investments in these insured securities represents 30.3% of the Fund.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(e)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,719,100, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $300,790 and net appreciation for financial reporting purposes was $1,418,310. At March 31, 2007, aggregate cost for financial reporting purposes was $109,972,413.

(f)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

7

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund
TCRS  — Transferable Custodial Receipts
At March 31, 2007, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligations	36.3%	$40,868,798
Insured	30.3	34,078,203
Pre-Refunded/ ETM	29.1	32,775,614
Revenue	2.2	2,424,850

TOTAL MUNICIPAL BONDS AND NOTES	97.9	110,147,465
INVESTMENT COMPANY SECURITY	1.1	1,243,258

TOTAL INVESTMENTS	99.0%	$111,390,723

8

Munder Technology Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a),(b)

Shares
Value(c),(m)

COMMON STOCKS — 98.0%
Consumer Discretionary — 0.5%
Internet & Catalog Retail — 0.5%
10,000	priceline.com Incorporated †	$532,600

Industrials — 1.9%
Commercial Services & Supplies — 1.3%
273,014	Intermap Technologies Corp. †	1,416,504

Electrical Equipment — 0.6%
17,000	Energy Conversion Devices, Inc. †,(e)	593,980

Total Industrials		2,010,484

Information Technology — 95.6%
Communications Equipment — 15.9%
130,000	Andrew Corporation †,(e)	1,376,700
50,500	Ciena Corporation †,(e)	1,411,475
157,200	Cisco Systems, Inc. †	4,013,316
30,000	Comtech Group, Inc. †,(e)	524,400
173,500	Corning Incorporated †	3,945,390
50,000	Nokia Corporation, ADR †	1,146,000
96,000	Oplink Communications, Inc. †,(e)	1,725,120
69,100	QUALCOMM Incorporated	2,947,806

		17,090,207

Computers & Peripherals — 22.7%
80,500	Apple Inc. †	7,479,255
103,000	Cray, Inc. †,(e)	1,420,370
45,000	Dell Inc. †	1,044,450
27,500	Diebold, Inc.	1,312,025
160,500	EMC Corporation †	2,222,925
103,130	Hewlett-Packard Company	4,139,638
36,000	International Business Machines Corporation	3,393,360
20,000	Logitech International S.A., ADR †	556,600
36,000	SanDisk Corporation †,(e)	1,576,800
52,500	Seagate Technology	1,223,250

		24,368,673

Electronic Equipment & Instruments — 1.0%
17,000	Anixter International, Inc. †,(e)	1,120,980

Information Technology Services — 5.8%
34,500	Accenture Ltd., Class A	1,329,630
18,000	Alliance Data Systems Corporation †	1,109,160
33,000	Automatic Data Processing, Inc.	1,597,200

1

37,500	Electronic Data Systems Corporation	1,038,000
77,000	Infocrossing, Inc. †,(e)	1,144,990

		6,218,980

Internet Software & Services — 11.1%
56,800	24/7 Real Media, Inc. †,(e)	456,104
385,000	CMGI, Inc. †,(e)	816,200
43,000	Digital River, Inc. †,(e)	2,375,750
8,200	Google Inc., Class A †	3,756,912
32,000	SINA Corporation †,(e)	1,075,520
60,000	Sohu.com Inc. †,(e)	1,285,800
46,200	TheStreet.com, Inc. (e)	565,950
49,000	Yahoo! Inc. †	1,533,210

		11,865,446

Semiconductors & Semiconductor Equipment — 14.7%
400,000	Applied Micro Circuits Corporation †	1,460,000
49,700	GSI Technology, Inc. †	260,925
69,000	Integrated Device Technology, Inc. †	1,063,980
150,500	Intel Corporation	2,879,065
28,700	MEMC Electronic Materials, Inc. †	1,738,646
90,000	Micron Technology, Inc. †	1,087,200
340,000	PMC-Sierra, Inc. †,(e)	2,383,400
101,500	Silicon Motion Technology Corporation, ADR †	2,285,780
223,000	TriQuint Semiconductor, Inc. †,(e)	1,115,000
59,500	Xilinx, Inc. (e)	1,530,935

		15,804,931

Software — 24.4%
32,333	Activision, Inc. †,(e)	612,387
87,480	Adobe Systems Incorporated †	3,647,916
36,000	Ansoft Corporation †,(e)	1,139,040
139,000	Captaris, Inc. †	804,810
34,000	Cognos Incorporated †	1,339,260
71,000	McAfee, Inc. †	2,064,680
160,100	Microsoft Corporation	4,461,987
219,225	Oracle Corporation †	3,974,550
91,500	Red Hat, Inc. †,(e)	2,098,095
65,000	Sybase, Inc. †	1,643,200
95,000	Symantec Corporation †	1,643,500
32,000	THQ Inc. †,(e)	1,094,080
44,000	Ultimate Software Group, Inc. (The) †,(e)	1,152,360
135,000	VA Software Corporation †,(e)	544,050

		26,219,915

Total Information Technology		102,689,132

TOTAL COMMON STOCKS
(Cost $104,593,978)		105,232,216

2

LIMITED PARTNERSHIP — 1.7%
Multi-Industry — 1.7%
(Cost $2,110,342)
2,700,000	New Enterprise Associates 10, L.P. †,(f),(g),(h),(i)	1,815,971

INVESTMENT COMPANY SECURITY — 0.6%
(Cost $658,487)
658,487	Institutional Money Market Fund – Comerica Class Y Shares (j)	658,487

COLLATERAL FOR SECURITIES ON LOAN(d) — 17.8%
(Cost $19,098,651)
19,098,651	State Street Navigator Securities Trust – Prime Portfolio (k)	19,098,651

TOTAL INVESTMENTS
(Cost $126,461,458)(l)	118.1%	$126,805,325

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

3

(f)	Fair valued security as of March 31, 2007 (see note (c) above). At March 31, 2007, this security represents $1,815,971, 1.7% of net assets.

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,815,971, 1.7% of net assets.

Security	Acquisition Date	Cost

New Enterprise Associates 10, L.P.	10/26/00	$209,746
	01/05/01	104,873
	07/27/01	52,437
	09/26/01	104,873
	01/16/02	111,153
	04/23/02	111,153
	07/12/02	111,153
	11/12/02	111,153
	02/04/03	112,436
	07/16/03	114,015
	09/19/03	117,754
	12/10/03	118,135
	04/19/04	118,564
	08/16/04	120,048
	12/28/04	128,318
	07/11/05	70,864
	01/13/06	73,325
	03/10/06	73,325
	04/03/06	73,325
	11/02/06	73,692

(i)	The Fund invests in a private placement that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At March 31, 2007, the Fund had total commitments to contribute $300,000 when and if required.

(j)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund – Comerica Class Y Shares, an affiliated fund.

(k)	At March 31, 2007, the market value of the securities on loan is $18,808,555.

(l)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $10,916,669, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $10,572,802 and net appreciation for financial reporting purposes was $343,867. At March 31, 2007, aggregate cost for financial reporting purposes was $126,461,458.

(m)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

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ABBREVIATION:
ADR — American Depositary Receipt
At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.7%	$93,049,472
China	2.7	2,885,720
Canada	2.6	2,755,764
Taiwan	2.1	2,285,780
Bermuda	1.2	1,329,630
Cayman Islands	1.1	1,223,250
Finland	1.1	1,146,000
Switzerland	0.5	556,600

TOTAL COMMON STOCKS	98.0	105,232,216
LIMITED PARTNERSHIP	1.7	1,815,971
INVESTMENT COMPANY SECURITY	0.6	658,487
COLLATERAL FOR SECURITIES ON LOAN	17.8	19,098,651

TOTAL INVESTMENTS	118.1%	$126,805,325

5

Item 2. Controls and Procedures.
(a)     Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	May 24, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	May 24, 2007

By:	/s/ Peter K Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 24, 2007

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT DESCRIPTION
99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto